UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2014

ITEM 1: REPORTS TO STOCKHOLDERS.

John Hancock

Investment Grade Bond Fund

Semiannual report 11/30/14

A message to shareholders

Dear fellow shareholder,

Robust economic growth in the United States continues to set the standard globally. Unemployment has ratcheted down to pre-recession levels, consumer confidence and spending are rising, and inflation remains low. Bond markets have turned in positive performance against this backdrop as investors pursue yield where they can find it. Despite a 30-year bull market in bonds, many U.S. bond yields look compelling when compared with other developed markets around the world.

The coming year may likely present greater challenges for bond investors, however. The U.S. Federal Reserve (Fed) has signaled its intention to be patient in beginning to raise short-term interest rates. Once the Fed does raise the rates, it may have an adverse affect on many fixed-income portfolios, particularly those that invest in less-liquid markets. At John Hancock Investments, we are closely monitoring our fixed-income portfolios and communicating regularly with their portfolio managers about these issues. Now may also be a good time for you to discuss your fixed-income strategy with your financial advisor to determine if your portfolio continues to match your long-term goals.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us and wish you a happy and healthy 2015.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of November 30, 2014. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Investment Grade Bond Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
28	Financial statements
32	Financial highlights
36	Notes to financial statements
43	Continuation of investment advisory and subadvisory agreements
49	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14 (%)

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Interest rates fell further

The yield curve flattened during the period as yields on longer-term securities continued their downward slide.

Certain credit-sensitive sectors faced pressure

Lower-rated corporate bonds posted choppy returns as investors worried over the stability of issuers amid falling energy prices.

United States continued to attract capital

The United States continued to be the most attractive opportunity for investors on the global stage, with the dollar strengthening and high-quality securities offering higher yields than many of their counterparts in other developed countries.

PORTFOLIO COMPOSITION AS OF 11/30/14 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates and may be subject to early repayment and the market's perception of issuer creditworthiness. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Certain market conditions, including reduced trading volume, heightened volatility, or rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Jeffrey N. Given, CFA, John Hancock Asset Management, a division of Manulife Asset Management (US) LLC

Howard C. Greene, CFA
Portfolio Manager
John Hancock Asset Management

Jeffrey N. Given, CFA
Portfolio Manager
John Hancock Asset Management

A number of sectors in the bond market experienced volatility in the second half of the year. What's been driving that turbulence?

A number of factors combined to make for a fairly choppy six months. In the United States, yields on longer-dated U.S. Treasuries fell while yields on short-term debt rose slightly, resulting in a flatter yield curve. This in part reflects investors' belief that the U.S. Federal Reserve (Fed) will raise the benchmark for short-term lending, the federal funds rate, sometime in 2015. While we tend to believe that rates may stay lower for longer than some investors expect, concerns about the Fed's path to normalizing monetary policy have had consequences in a number of segments of the bond markets. This was especially true in the emerging markets, many of which depend on foreign investment to finance their governments. All else being equal, higher interest rates in the United States tend to make emerging-market debt less attractive, and investors generally sold off positions over the past six months.

Corporate debt, particularly lower-rated securities, also came under pressure in recent months. A significant portion of the new energy boom in the United States has been financed by corporations issuing debt to expand or establish operations. As energy prices have tumbled this year, some of these companies' profits have been squeezed to the point where, if prolonged, it could affect their ability to continue to make debt payments.

Last, the economy in Europe continued to struggle, prompting the European Central Bank to begin exploring ways to expand its current asset purchase program. There is some concern that a material slowdown on the continent could hamper the global economy, and international credit was mixed over the six-month period as a result.

4

"... the economy in Europe continued to struggle, prompting the European Central Bank to begin exploring ways to expand its current asset purchase program."

Given this level of uncertainty, what changes did you make to the portfolio over the period?

During the past six months, we've been selling some of the fund's positions in investment-grade corporate debt, generally locking in profits, and using those proceeds to take advantage of some other opportunities we had been seeing. Specifically, we've been targeting select opportunities in the asset-backed securities market, typically securities backed by credit card or auto payments. A number of these trades were into securities with similar yield characteristics, and often at higher credit ratings.

We've also been investing selectively in some floating-rate mortgage securities, which offer some protection from rising rates and in many cases continue to trade at steep discounts to par. These securities—backed by pools of adjustable-rate mortgage payments—were hurt badly in the

QUALITY COMPOSITION AS OF 11/30/14 (%)

5

"We believe rates on the long end of the curve will be volatile, and that there will be continued upward pressure on the short end in anticipation of the Fed's eventual move to raise the federal funds rate."

aftermath of the credit crisis and we believe there are still pockets of attractively priced securities, especially given the significant recovery in the housing market over the past few years.

With yields down over the period, did the fund's underweight position in the Treasury market hurt performance?

U.S. Treasuries have been one of the best-performing investments in 2014, so in hindsight having a limited exposure to that market definitely detracted from returns. That said, our view of interest-rate risk, and therefore the Treasury market, remains unchanged. We believe rates on the long end of the curve will be volatile, and that there will be continued upward pressure on the short end in anticipation of the Fed's eventual move to raise the federal funds rate. While it's impossible to predict exactly when short-term rates will begin to rise, we know they'll have to rise eventually, and all in all, we view the risks in the Treasury market as outweighing the potential rewards as a result.

That said, which positions offered the biggest contribution to returns?

The fund's holdings in mortgage-backed securities, particularly nonagency securities, were significant contributors. The fund's exposure to commercial mortgage-backed securities also helped relative performance. In general, all of these holdings tend to be geared to the strength of the real estate market and the economy broadly, and both continued to show signs of improvement during the period.

While we reduced the fund's exposure somewhat, holdings in investment-grade corporate bonds also aided performance. This was particularly true of investments in the utilities and industrials sectors.

What current conditions are you concerned with?

Energy prices and their effect on both the bond market and the economy would be toward the top of our list. Traditional thinking has it that lower energy prices, especially in the United States, leads consumers, who are saving on their gasoline and heating bills, to spend more. But with consumers still feeling limited confidence in the economy and still working to get their household balance sheets in order, we're not convinced that will necessarily be the case.

6

We don't foresee any significant shifts in our approach. We plan to continue to focus on fundamentals using thorough research and analysis, and our flexible investment mandate should help us pursue opportunities in the bond market as they arise.

MANAGED BY

Howard C. Greene, CFA On the fund since 2003 Investing since 1979
Jeffrey N. Given, CFA On the fund since 1998 Investing since 1993

The views expressed in this report are exclusively those of Jeffrey N. Given, CFA, John Hancock Asset Management and Howard C. Greene, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-14	as of 11-30-14
Class A	1.24	4.78	4.78	-2.23	26.27	59.55	2.04	2.03
Class B	-0.19	4.53	4.59	-3.55	24.80	56.60	1.36	1.35
Class C	3.81	4.86	4.44	0.44	26.80	54.42	1.37	1.36
Class I2	5.77	6.00	5.58	1.86	33.84	72.11	2.35	2.34
Index†	5.27	4.10	4.79	1.92	22.26	59.73	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Gross (%)	0.93	1.68	1.68	0.65
Net (%)	0.93	1.68	1.68	0.65

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Investment Grade Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B3	11-30-04	15,660	15,660	15,973
Class C3	11-30-04	15,442	15,442	15,973
Class I2	11-30-04	17,211	17,211	15,973

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectus.
3	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2014, with the same investment held until November 30, 2014.

	Account value on 6-1-2014	Ending value on 11-30-2014	Expenses paid during period ended 11-30-2014[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.30	$4.50	0.89%
Class B	1,000.00	1,014.50	8.28	1.64%
Class C	1,000.00	1,014.40	8.28	1.64%
Class I	1,000.00	1,018.60	3.24	0.64%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2014, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2014, with the same investment held until November 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 6-1-2014	Ending value on 11-30-2014	Expenses paid during period ended 11-30-2014[1]	Annualized expense ratio
Class A	$1,000.00	$1,020.60	$4.51	0.89%
Class B	1,000.00	1,016.80	8.29	1.64%
Class C	1,000.00	1,016.80	8.29	1.64%
Class I	1,000.00	1,021.90	3.24	0.64%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

11

Fund's investments

As of 11-30-14 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 44.6%				$121,390,625
(Cost $119,651,730)
U.S. Government 17.1%				46,650,411
Treasury Inflation Protected Securities	0.125	04-15-18	2,677,220	2,705,457
U.S. Treasury
Bond	3.125	11-15-41	2,750,000	2,889,433
Bond	3.125	02-15-42	3,985,000	4,178,647
Bond	3.125	08-15-44	7,990,000	8,346,426
Note	0.875	06-15-17	2,840,000	2,851,093
Note	0.875	07-15-17	4,700,000	4,715,054
Note	1.000	09-15-17	2,965,000	2,981,909
Note	1.250	11-30-18	445,000	445,035
Note	1.375	09-30-18	2,780,000	2,798,462
Note	1.625	04-30-19	1,845,000	1,865,181
Note	1.750	09-30-19	5,000,000	5,066,405
Note	2.250	11-15-24	7,754,000	7,807,309
U.S. Government Agency 27.5%				74,740,214
Federal Farm Credit Bank
Note	1.740	03-11-20	1,470,000	1,446,124
Note	2.350	03-14-22	525,000	520,227
Note	2.500	06-20-22	360,000	357,309
Federal Home Loan Bank
Bond	2.900	09-05-25	166,667	164,317
Bond	3.170	10-04-27	170,000	166,791
Bond	3.250	06-21-27	227,273	227,308
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.500	02-01-26	151,943	161,291
30 Yr Pass Thru (P)	2.554	06-01-44	427,995	440,456
30 Yr Pass Thru (P)	2.689	05-01-44	434,085	448,488
30 Yr Pass Thru	3.000	03-01-43	847,992	862,600
30 Yr Pass Thru	3.000	04-01-43	1,180,212	1,197,224
30 Yr Pass Thru (P)	3.011	03-01-44	157,757	163,741
30 Yr Pass Thru	3.500	04-01-44	1,290,290	1,350,218
30 Yr Pass Thru	4.000	11-01-43	499,509	534,768
30 Yr Pass Thru	4.000	02-01-44	278,266	298,169
30 Yr Pass Thru	4.500	02-01-41	1,774,943	1,929,349
30 Yr Pass Thru	5.000	03-01-41	1,173,923	1,310,942
30 Yr Pass Thru	5.000	04-01-41	543,607	602,979
30 Yr Pass Thru	5.500	07-01-37	31,974	35,938
30 Yr Pass Thru	5.500	06-01-38	1,494,133	1,670,511
30 Yr Pass Thru	6.500	04-01-39	470,280	533,008
30 Yr Pass Thru	6.500	09-01-39	263,900	299,565

12SEE NOTES TO FINANCIAL STATEMENTS

Federal National Mortgage Association
15 Yr Pass Thru	1.570	01-09-20	5,225,000	$5,126,268
15 Yr Pass Thru	2.500	03-27-23	1,180,000	1,161,185
15 Yr Pass Thru	3.000	07-01-27	654,850	683,526
15 Yr Pass Thru	3.000	10-29-27	585,000	564,276
15 Yr Pass Thru	3.500	02-01-26	142,532	151,228
15 Yr Pass Thru	3.500	03-01-26	908,989	964,451
15 Yr Pass Thru	3.500	07-01-26	1,825,653	1,939,328
15 Yr Pass Thru	4.000	12-01-24	1,271,877	1,364,436
30 Yr Pass Thru (P)	2.524	06-01-44	761,059	783,348
30 Yr Pass Thru (P)	2.553	04-01-44	744,859	767,834
30 Yr Pass Thru (P)	2.905	03-01-44	147,977	153,431
30 Yr Pass Thru (P)	2.924	01-01-44	318,631	330,724
30 Yr Pass Thru	3.000	12-01-42	2,233,027	2,267,831
30 Yr Pass Thru	3.400	09-27-32	580,000	565,892
30 Yr Pass Thru	3.500	06-01-42	4,022,540	4,206,225
30 Yr Pass Thru	3.500	01-01-43	1,052,610	1,098,702
30 Yr Pass Thru	3.500	04-01-43	815,983	851,714
30 Yr Pass Thru	3.500	07-01-43	644,343	673,464
30 Yr Pass Thru	4.000	01-01-41	1,181,531	1,265,253
30 Yr Pass Thru	4.000	09-01-41	5,419,281	5,828,691
30 Yr Pass Thru	4.000	10-01-41	81,774	87,735
30 Yr Pass Thru	4.000	01-01-42	775,302	831,935
30 Yr Pass Thru	4.000	09-01-43	3,406,275	3,672,656
30 Yr Pass Thru	4.000	01-01-44	774,346	833,450
30 Yr Pass Thru	4.500	08-01-40	3,479,873	3,789,119
30 Yr Pass Thru	4.500	12-01-40	885,642	964,624
30 Yr Pass Thru	4.500	05-01-41	1,278,154	1,390,941
30 Yr Pass Thru	4.500	06-01-41	1,908,656	2,086,624
30 Yr Pass Thru	4.500	07-01-41	975,021	1,065,934
30 Yr Pass Thru	4.500	11-01-41	349,108	379,804
30 Yr Pass Thru	4.500	05-01-42	2,404,477	2,628,675
30 Yr Pass Thru	5.000	04-01-35	204,390	227,408
30 Yr Pass Thru	5.000	09-01-40	1,691,094	1,881,012
30 Yr Pass Thru	5.000	02-01-41	958,735	1,073,297
30 Yr Pass Thru	5.000	03-01-41	2,071,285	2,324,613
30 Yr Pass Thru	5.000	04-01-41	357,610	401,683
30 Yr Pass Thru	5.000	05-01-41	1,967,409	2,184,362
30 Yr Pass Thru	5.500	09-01-34	717,905	807,783
30 Yr Pass Thru	5.500	02-01-36	236,096	265,064
30 Yr Pass Thru	5.500	06-01-38	916,312	1,031,603
30 Yr Pass Thru	6.000	06-01-40	169,706	192,126
30 Yr Pass Thru	6.500	09-01-37	103,964	118,284
30 Yr Pass Thru	6.500	01-01-39	702,941	802,260

SEE NOTES TO FINANCIAL STATEMENTS13

30 Yr Pass Thru	6.500	06-01-39	201,022	$230,092
Corporate bonds 33.1%				$90,315,060
(Cost $86,662,079)
Consumer discretionary 3.4%				9,122,578
Auto components 0.5%
BorgWarner, Inc.	4.625	09-15-20	251,000	277,466
Delphi Corp.	5.000	02-15-23	905,000	970,613
Automobiles 1.3%
Ford Motor Company	4.750	01-15-43	120,000	124,366
Ford Motor Credit Company LLC	5.875	08-02-21	1,696,000	1,974,231
Ford Motor Credit Company LLC	8.000	12-15-16	345,000	389,272
General Motors Company	4.875	10-02-23	350,000	371,000
General Motors Financial Company, Inc.	4.375	09-25-21	300,000	310,875
Nissan Motor Acceptance Corp. (S)	1.950	09-12-17	395,000	399,478
Hotels, restaurants and leisure 0.2%
Brinker International, Inc.	2.600	05-15-18	290,000	292,193
Seminole Tribe of Florida, Inc. (S)	6.535	10-01-20	280,000	301,000
Internet and catalog retail 0.3%
QVC, Inc.	4.375	03-15-23	270,000	269,468
QVC, Inc.	5.125	07-02-22	210,000	221,478
QVC, Inc. (S)	5.450	08-15-34	270,000	262,055
Media 0.6%
21st Century Fox America, Inc.	6.150	03-01-37	110,000	137,853
21st Century Fox America, Inc.	6.400	12-15-35	125,000	161,509
Myriad International Holdings BV (S)	6.000	07-18-20	200,000	220,040
Sirius XM Radio, Inc. (S)	5.250	08-15-22	685,000	719,250
Time Warner Cable, Inc.	8.250	04-01-19	290,000	358,921
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	7.875	08-15-36	359,000	393,357
Specialty retail 0.4%
AutoNation, Inc.	5.500	02-01-20	596,000	652,690
Bed Bath & Beyond, Inc.	3.749	08-01-24	155,000	157,289
Bed Bath & Beyond, Inc.	5.165	08-01-44	155,000	158,174
Consumer staples 0.8%				2,295,618
Beverages 0.1%
Pernod-Ricard SA (S)	5.750	04-07-21	285,000	329,021
Food and staples retailing 0.4%
Safeway, Inc.	4.750	12-01-21	105,000	106,891
Safeway, Inc.	5.000	08-15-19	730,000	754,627
Wm Wrigley Jr. Company (S)	1.400	10-21-16	260,000	261,192

14SEE NOTES TO FINANCIAL STATEMENTS

Food products 0.3%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	455,000	$564,907
Tyson Foods, Inc.	3.950	08-15-24	270,000	278,980
Energy 3.8%				10,460,294
Energy equipment and services 0.4%
CenterPoint Energy Resources Corp.	6.125	11-01-17	266,000	300,498
Rowan Companies, Inc.	4.875	06-01-22	285,000	291,332
SESI LLC	7.125	12-15-21	560,000	616,000
Oil, gas and consumable fuels 3.4%
Anadarko Petroleum Corp.	8.700	03-15-19	400,000	501,228
Boardwalk Pipelines LP	5.500	02-01-17	170,000	182,021
CNOOC Finance 2013, Ltd.	3.000	05-09-23	345,000	331,202
Continental Resources, Inc.	5.000	09-15-22	720,000	741,578
DCP Midstream LLC (S)	9.750	03-15-19	375,000	479,655
DCP Midstream Operating LP	2.500	12-01-17	340,000	347,476
DCP Midstream Operating LP	3.875	03-15-23	185,000	182,440
Ecopetrol SA	5.875	09-18-23	150,000	163,500
Energy Transfer Partners LP	5.200	02-01-22	220,000	240,624
Energy Transfer Partners LP	9.700	03-15-19	340,000	434,206
Enterprise Products Operating LLC	6.500	01-31-19	895,000	1,041,288
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375	08-01-66	375,000	409,366
Freeport-McMoran Oil & Gas LLC	6.750	02-01-22	361,000	402,966
Freeport-McMoran Oil & Gas LLC	6.875	02-15-23	123,000	138,781
Kerr-McGee Corp.	6.950	07-01-24	335,000	414,703
Kinder Morgan Energy Partners LP	7.750	03-15-32	115,000	144,508
Kinder Morgan, Inc.	4.300	06-01-25	290,000	292,334
Lukoil International Finance BV (S)	3.416	04-24-18	590,000	536,900
Northwest Pipeline LLC	6.050	06-15-18	570,000	643,996
ONEOK Partners LP	3.200	09-15-18	280,000	289,177
Petrobras International Finance Company SA	5.375	01-27-21	220,000	219,050
Petroleos Mexicanos (S)	4.250	01-15-25	115,000	116,323
Petroleos Mexicanos	4.875	01-24-22	250,000	266,250
Plains All American Pipeline LP	3.600	11-01-24	265,000	265,242
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	470,000	467,650
Financials 16.8%				45,798,604
Banks 7.4%
Bank of America Corp.	3.300	01-11-23	225,000	225,508
Bank of America Corp.	4.200	08-26-24	265,000	270,882
Bank of America Corp.	4.250	10-22-26	250,000	252,019
Bank of America Corp.	5.000	05-13-21	560,000	625,080
Bank of America Corp.	6.875	04-25-18	510,000	591,915

SEE NOTES TO FINANCIAL STATEMENTS15

Barclays Bank PLC (S)	6.050	12-04-17	600,000	$666,198
Barclays Bank PLC (S)	10.179	06-12-21	450,000	606,302
BPCE SA	1.625	02-10-17	645,000	648,683
BPCE SA (S)	4.500	03-15-25	410,000	404,391
BPCE SA (S)	5.700	10-22-23	500,000	536,020
Citigroup, Inc.	3.750	06-16-24	310,000	319,210
Citigroup, Inc.	3.875	10-25-23	170,000	177,107
Citigroup, Inc.	4.500	01-14-22	465,000	508,972
Citigroup, Inc.	6.125	08-25-36	470,000	557,676
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)	8.125	09-19-33	210,000	237,350
Fifth Third Bank	2.375	04-25-19	815,000	823,515
HBOS PLC (S)	6.000	11-01-33	160,000	182,434
HBOS PLC (S)	6.750	05-21-18	640,000	719,232
ICICI Bank, Ltd. (S)	4.700	02-21-18	320,000	340,772
ICICI Bank, Ltd. (S)	5.750	11-16-20	305,000	342,284
ING Bank NV (S)	5.800	09-25-23	440,000	494,724
JPMorgan Chase & Company	4.625	05-10-21	845,000	934,347
JPMorgan Chase & Company (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24	765,000	814,725
JPMorgan Chase & Company (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18	430,000	466,812
Manufacturers & Traders Trust Company (5.585% to 12-28-15, then 1 month LIBOR + 1.215%)	5.585	12-28-20	185,000	192,858
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629	12-01-21	220,000	229,442
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600	03-27-24	345,000	363,620
MUFG Union Bank NA	2.625	09-26-18	650,000	664,410
Rabobank Nederland NV	3.875	02-08-22	855,000	913,078
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	904,000	1,168,691
Royal Bank of Scotland Group PLC	6.400	10-21-19	550,000	643,870
Santander Holdings USA, Inc.	3.450	08-27-18	285,000	298,580
Sumitomo Mitsui Banking Corp.	2.450	01-10-19	480,000	485,998
SunTrust Banks, Inc.	3.500	01-20-17	245,000	257,077
SunTrust Banks, Inc.	7.250	03-15-18	280,000	324,132
Swedbank AB (S)	2.125	09-29-17	370,000	377,076
The PNC Financial Services Group, Inc. (P)(Q)	4.451	01-09-15	195,000	195,488
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850	06-01-23	345,000	326,025
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	135,000	147,501
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900	06-15-24	660,000	678,975

16SEE NOTES TO FINANCIAL STATEMENTS

Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18	735,000	$812,175
Wells Fargo Bank NA	5.850	02-01-37	235,000	297,286
Capital markets 2.6%
Ares Capital Corp.	3.875	01-15-20	405,000	406,723
Fifth Street Finance Corp.	4.875	03-01-19	335,000	347,643
FS Investment Corp.	4.000	07-15-19	410,000	412,995
Jefferies Group LLC	6.875	04-15-21	715,000	830,001
Jefferies Group LLC	8.500	07-15-19	205,000	251,611
Morgan Stanley	4.100	05-22-23	555,000	566,503
Morgan Stanley	4.350	09-08-26	80,000	81,266
Morgan Stanley	5.500	01-26-20	395,000	448,310
Morgan Stanley	5.550	04-27-17	230,000	251,812
Morgan Stanley	7.300	05-13-19	785,000	943,649
Stifel Financial Corp.	4.250	07-18-24	265,000	271,245
The Bear Stearns Companies LLC	7.250	02-01-18	435,000	507,371
The Goldman Sachs Group, Inc.	5.250	07-27-21	1,115,000	1,258,889
The Goldman Sachs Group, Inc.	5.750	01-24-22	100,000	115,934
The Goldman Sachs Group, Inc.	6.250	09-01-17	480,000	537,743
Consumer finance 0.8%
Capital One Bank USA NA	1.300	06-05-17	260,000	259,261
Capital One Financial Corp.	4.750	07-15-21	300,000	332,563
Discover Bank	7.000	04-15-20	155,000	185,175
Discover Bank	8.700	11-18-19	417,000	518,561
Discover Financial Services	5.200	04-27-22	450,000	497,539
Synchrony Financial	4.250	08-15-24	315,000	322,318
Diversified financial services 1.6%
BNP Paribas SA	2.375	09-14-17	635,000	649,531
Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust (S)	5.250	05-30-23	373,224	393,751
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125	11-30-19	232,069	246,574
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust (S)	5.125	11-30-22	217,617	228,017
General Electric Capital Corp. (P)	0.712	08-15-36	360,000	317,416
General Electric Capital Corp.	4.375	09-16-20	220,000	242,584
General Electric Capital Corp.	5.550	05-04-20	605,000	701,624
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22	550,000	642,125
Leucadia National Corp.	5.500	10-18-23	560,000	591,224
USB Realty Corp. (P)(Q)(S)	1.378	01-15-17	300,000	276,375
Insurance 1.9%
American International Group, Inc.	4.125	02-15-24	225,000	239,566

SEE NOTES TO FINANCIAL STATEMENTS17

American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	37,000	$50,690
Assured Guaranty US Holdings, Inc.	5.000	07-01-24	390,000	414,767
AXA SA	8.600	12-15-30	280,000	378,677
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379	12-14-36	185,000	199,800
CNA Financial Corp.	7.250	11-15-23	420,000	524,658
Lincoln National Corp. (6.050% to 4-20-17, then 3 month LIBOR + 2.040%)	6.050	04-20-67	320,000	323,200
MetLife, Inc.	6.400	12-15-36	270,000	300,206
Nippon Life Insurance Company (5.000% to 10-18-22, then 3 month LIBOR + 4.240%) (S)	5.000	10-18-42	255,000	268,388
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100	10-16-44	340,000	353,600
Pacific LifeCorp. (S)	6.000	02-10-20	210,000	240,799
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200	03-15-44	90,000	89,663
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	605,000	641,300
Teachers Insurance & Annuity Association of America (S)	6.850	12-16-39	430,000	576,896
The Hartford Financial Services Group, Inc.	5.375	03-15-17	360,000	391,819
Unum Group	5.625	09-15-20	145,000	166,557
Real estate investment trusts 2.5%
American Tower Corp.	3.400	02-15-19	185,000	189,659
American Tower Corp.	4.700	03-15-22	320,000	337,266
ARC Properties Operating Partnership LP	2.000	02-06-17	545,000	522,816
ARC Properties Operating Partnership LP	4.600	02-06-24	485,000	461,471
BioMed Realty LP	2.625	05-01-19	320,000	320,976
BioMed Realty LP	6.125	04-15-20	80,000	91,961
Crown Castle Towers LLC (S)	4.883	08-15-20	610,000	677,271
Crown Castle Towers LLC (S)	6.113	01-15-20	420,000	487,312
Education Realty Operating Partnership LP	4.600	12-01-24	260,000	265,688
Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	510,000	594,819
HCP, Inc.	5.375	02-01-21	200,000	225,061
Health Care REIT, Inc.	4.125	04-01-19	340,000	364,578
Health Care REIT, Inc.	4.950	01-15-21	155,000	170,654
Highwoods Realty LP	5.850	03-15-17	570,000	623,941
Host Hotels & Resorts LP	5.875	06-15-19	371,000	390,473
Omega Healthcare Investors, Inc. (S)	4.500	01-15-25	240,000	241,396
Omega Healthcare Investors, Inc.	4.950	04-01-24	270,000	276,615
Ventas Realty LP	3.750	05-01-24	145,000	145,753
Ventas Realty LP	4.750	06-01-21	450,000	491,535

18SEE NOTES TO FINANCIAL STATEMENTS

Health care 1.1%				$3,081,126
Health care providers and services 0.7%
Aetna, Inc.	1.500	11-15-17	711,000	709,348
Express Scripts Holding Company	2.650	02-15-17	355,000	365,546
Medco Health Solutions, Inc.	7.125	03-15-18	290,000	337,695
Quest Diagnostics, Inc.	2.700	04-01-19	335,000	339,515
Quest Diagnostics, Inc.	4.250	04-01-24	285,000	294,515
Pharmaceuticals 0.4%
Mylan, Inc.	1.350	11-29-16	530,000	529,555
Mylan, Inc. (S)	7.875	07-15-20	470,000	504,952
Industrials 3.0%				8,299,684
Aerospace and defense 0.4%
Embraer Overseas, Ltd. (S)	5.696	09-16-23	380,000	408,025
Textron, Inc.	5.600	12-01-17	340,000	376,836
Textron, Inc.	7.250	10-01-19	225,000	269,626
Airlines 1.7%
American Airlines 2013-2 Class A Pass Through Trust	4.950	01-15-23	283,190	303,014
British Airways PLC 2013-1 Class A Pass Through Trust (S)	4.625	06-20-24	527,436	559,082
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625	06-20-20	209,312	221,871
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01-02-18	208,374	219,063
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	09-15-17	55,633	57,997
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02-02-19	113,146	124,313
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	317,855	348,846
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	446,894	512,811
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08-10-22	465,490	539,410
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07-02-18	106,303	116,933
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04-15-19	183,812	199,436
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	11-01-19	214,647	244,955
UAL 2009-2A Pass Through Trust	9.750	01-15-17	156,494	173,708
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	370,000	370,925
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	379,282	424,796
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	120,732	134,617
Industrial conglomerates 0.1%
Odebrecht Finance, Ltd. (S)	7.125	06-26-42	200,000	188,500
Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	120,000	113,400
Machinery 0.1%
Trinity Industries, Inc.	4.550	10-01-24	350,000	345,264

SEE NOTES TO FINANCIAL STATEMENTS19

Road and rail 0.3%
Penske Truck Leasing Company LP (S)	2.875	07-17-18	345,000	$352,696
Ryder System, Inc.	3.500	06-01-17	500,000	524,228
Trading companies and distributors 0.4%
Air Lease Corp.	3.375	01-15-19	410,000	416,663
Air Lease Corp.	3.875	04-01-21	165,000	165,619
Air Lease Corp.	4.750	03-01-20	170,000	181,475
Air Lease Corp.	5.625	04-01-17	145,000	155,875
International Lease Finance Corp. (S)	7.125	09-01-18	220,000	249,700
Information technology 0.1%				317,594
Office electronics 0.1%
Xerox Corp.	5.625	12-15-19	280,000	317,594
Materials 1.0%				2,675,090
Chemicals 0.5%
Braskem Finance, Ltd. (S)	7.000	05-07-20	455,000	499,363
CF Industries, Inc.	7.125	05-01-20	185,000	223,053
Incitec Pivot Finance LLC (S)	6.000	12-10-19	215,000	241,860
Methanex Corp.	5.250	03-01-22	235,000	257,046
Metals and mining 0.5%
Gerdau Trade, Inc. (S)	4.750	04-15-23	200,000	194,000
Glencore Finance Canada, Ltd. (S)	3.600	01-15-17	540,000	561,340
Glencore Finance Canada, Ltd. (S)	4.250	10-25-22	170,000	172,470
Glencore Funding LLC (S)	4.125	05-30-23	325,000	324,358
MMC Norilsk Nickel OJSC (S)	5.550	10-28-20	210,000	201,600
Telecommunication services 1.7%				4,516,821
Diversified telecommunication services 1.3%
BellSouth Telecommunications, Inc.	6.300	12-15-15	93,125	93,357
GTP Acquisition Partners I LLC (S)	2.364	05-15-18	460,000	458,598
Qwest Corp.	6.750	12-01-21	595,000	686,415
Telecom Italia Capital SA	6.999	06-04-18	285,000	318,488
Telecom Italia Capital SA	7.200	07-18-36	220,000	238,150
Telefonica Emisiones SAU	6.421	06-20-16	575,000	621,083
Verizon Communications, Inc.	3.450	03-15-21	385,000	399,182
Verizon Communications, Inc. (S)	5.012	08-21-54	204,000	213,125
Verizon Communications, Inc.	6.550	09-15-43	254,000	328,988
Wireless telecommunication services 0.4%
MTN Mauritius Investments, Ltd. (S)	4.755	11-11-24	225,000	225,844
SBA Tower Trust (S)	2.933	12-15-17	320,000	324,273
SBA Tower Trust (S)	3.598	04-15-18	310,000	312,973
SBA Tower Trust (S)	5.101	04-17-17	280,000	296,345

20SEE NOTES TO FINANCIAL STATEMENTS

Utilities 1.4%				$3,747,651
Electric utilities 0.9%
Beaver Valley II Funding Corp.	9.000	06-01-17	71,000	76,680
Commonwealth Edison Company	2.150	01-15-19	245,000	248,287
Electricite de France SA (5.250% to 1-29-23, then 10 Year Swap Rate + 3.709%) (Q)(S)	5.250	01-29-23	395,000	409,319
Empresa Electrica Angamos SA (S)	4.875	05-25-29	350,000	348,688
FPL Energy National Wind LLC (S)	5.608	03-10-24	47,594	47,594
NextEra Energy Capital Holdings, Inc.	2.400	09-15-19	240,000	241,185
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17, then 3 month LIBOR + 2.125%)	6.650	06-15-67	145,000	146,813
Oncor Electric Delivery Company LLC	5.000	09-30-17	300,000	328,689
PNPP II Funding Corp.	9.120	05-30-16	25,000	25,930
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250	02-01-22	260,000	287,300
W3A Funding Corp.	8.090	01-02-17	131,249	131,367
Independent power and renewable electricity producers 0.1%
Constellation Energy Group, Inc.	5.150	12-01-20	265,000	295,122
Multi-utilities 0.4%
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3 month LIBOR + 2.120%)	6.110	12-01-66	555,000	563,714
Wisconsin Energy Corp. (6.250% to 5-15-17, then 3 month LIBOR + 2.113%)	6.250	05-15-67	585,000	596,963
Municipal bonds 0.2%				$629,943
(Cost $629,994)
State of Hawaii Department of Budget & Finance	1.467	07-01-22	630,000	629,943
Term loans 0.1%				$120,150
(Cost $134,352)
Oil & Gas Drilling 0.1%				120,150
Paragon Offshore Finance Company	3.750	07-18-21	135,000	120,150
Collateralized mortgage obligations 10.7%				$29,101,177
(Cost $27,850,536)
Commercial and residential 8.7%				23,681,583
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	0.732	08-25-35	208,068	196,290
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443	01-14-29	470,000	535,361
Banc of America Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (P) (S)	2.755	09-15-26	265,000	266,003
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	0.855	01-25-35	759,292	737,947
Series 2005-7, Class 11A1 (P)	0.695	08-25-35	575,406	534,319
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1 (P)	5.750	10-25-34	265,945	271,664

SEE NOTES TO FINANCIAL STATEMENTS21

BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.653	08-15-29	475,000	$475,292
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D	3.150	12-15-16	575,000	575,000
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class C (P)	5.400	07-15-44	265,000	271,721
Commercial Mortgage Pass Through Certificates
Series 2006-GG7, Class AM (P)	6.014	07-10-38	530,000	561,836
Series 2012-CR2, Class XA IO	2.072	08-15-45	2,763,481	279,498
Series 2012-LC4, Class B (P)	4.934	12-10-44	290,000	320,420
Series 2012-LC4, Class C (P)	5.822	12-10-44	555,000	625,007
Series 2013-300P, Class D (P) (S)	4.539	08-10-30	510,000	523,887
Series 2013-CR11, Class B (P)	5.332	10-10-46	780,000	879,375
Series 2013-CR13, Class C (P)	4.914	12-10-23	335,000	355,842
Series 2013-LC13, Class B (P) (S)	5.009	08-10-46	410,000	454,359
Series 2014-CR15, Class XA IO	1.505	02-10-47	4,583,648	326,204
Series 2014-CR16, Class C (P)	5.070	04-10-47	435,000	464,960
Series 2014-FL4, Class D (P) (S)	2.603	07-13-31	520,000	520,111
Series 2014-PAT, Class D (P) (S)	2.303	08-13-27	675,000	668,574
Series 2014-TWC, Class D (P) (S)	2.410	02-13-32	345,000	343,958
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.305	04-15-27	365,000	364,490
Extended Stay America Trust Series 2013-ESFL, Class DFL (P) (S)	3.335	12-05-31	435,000	435,067
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.330	08-19-45	1,346,868	71,436
Series 2005-2, Class X IO	2.173	05-19-35	5,482,405	361,345
Series 2005-8, Class 1X IO	2.103	09-19-35	1,301,923	69,629
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.157	07-15-29	490,000	488,859
Hilton USA Trust Series 2013-HLT, Class DFX (S)	4.407	11-05-30	295,000	303,485
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.028	10-25-36	3,759,404	307,588
Series 2005-AR18, Class 2X IO	1.681	10-25-36	4,682,505	168,541
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.836	04-15-47	520,000	546,486
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class AM (P)	6.197	02-15-51	765,000	840,341
Series 2007-LDPX, Class AM (P)	5.464	01-15-49	825,000	863,860
Series 2012-HSBC,Class XA IO (S)	1.431	07-05-32	2,845,000	270,904
Series 2013-JWRZ, Class D (P) (S)	3.145	04-15-30	385,000	385,204
Series 2014-FBLU, Class C (P) (S)	2.165	12-15-28	780,000	781,225
Series 2014-FBLU, Class D (P) (S)	2.765	12-15-28	560,000	561,054
Series 2014-PHH, Class C (P) (S)	2.252	08-15-27	700,000	703,494

22SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class C (P)	4.325	02-15-46	297,000	$305,056
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.532	05-25-35	362,437	336,245
Motel 6 Trust Series 2012-MTL6, Class D (S)	3.781	10-05-25	810,000	804,669
Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates Series 2005-2, Class M2 (P)	0.602	04-25-35	305,000	277,372
Opteum Mortgage Acceptance Corp. Series 2005-3, Class APT (P)	0.445	07-25-35	432,738	421,711
Springleaf Mortgage Loan Trust Series 2012-3A, Class M1 (P) (S)	2.660	12-25-59	220,000	219,987
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.908	03-25-44	319,311	313,329
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.962	10-10-36	325,000	319,718
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	320,000	349,307
Series 2012-C1, Class C (P) (S)	5.727	05-10-45	215,000	240,375
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.919	05-10-63	3,797,206	306,886
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	4.079	12-13-29	477,000	484,938
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class C (P) (S)	2.800	03-18-28	760,000	748,453
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.378	11-15-45	4,170,312	475,049
Series 2013-C15, Class B (P)	4.632	08-15-46	130,000	139,616
Series 2013-C16, Class B (P)	5.150	09-15-46	205,000	228,236
U.S. Government Agency 2.0%				5,419,594
Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10-15-27	2,418,257	283,216
Series 290, Class IO	3.500	11-15-32	2,677,239	482,168
Series 3794, Class PI IO	4.500	02-15-38	341,336	32,054
Series 3830, Class NI IO	4.500	01-15-36	2,000,842	183,408
Series 3833, Class LI IO	1.800	10-15-40	1,801,962	129,308
Series 4030, Class BI IO	5.000	01-15-42	408,498	75,255
Series 4136, Class IH IO	3.500	09-15-27	1,952,086	232,003
Series K017, Class X1 IO	1.582	12-25-21	2,436,448	194,996
Series K018, Class X1 IO	1.589	01-25-22	2,822,363	227,454
Series K021, Class X1 IO	1.640	06-25-22	667,518	60,285
Series K022, Class X1 IO	1.425	07-25-22	5,235,781	410,559
Series K707, Class X1 IO	1.686	12-25-18	1,929,366	105,550
Series K709, Class X1 IO	1.669	03-25-19	2,593,250	148,466
Series K710, Class X1 IO	1.909	05-25-19	1,995,805	135,284

SEE NOTES TO FINANCIAL STATEMENTS23

Series K711, Class X1 IO	1.829	07-25-19	7,077,793	$465,308
Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05-25-39	300,779	40,753
Series 2009-78, Class IB IO	5.000	06-25-39	384,314	46,049
Series 2010-3, Class LI IO	5.000	02-25-25	1,564,372	105,301
Series 2010-68, Class CI IO	5.000	11-25-38	418,003	54,812
Series 2012-118, Class IB IO	3.500	11-25-42	1,100,689	248,770
Series 2012-137, Class QI IO	3.000	12-25-27	2,198,521	290,366
Series 2012-137, Class WI IO	3.500	12-25-32	1,618,584	313,521
Series 402, Class 3 IO	4.000	11-25-39	243,631	43,367
Series 402, Class 4 IO	4.000	10-25-39	378,580	66,269
Series 402, Class 7 IO	4.500	11-25-39	365,261	68,970
Series 407, Class 15 IO	5.000	01-25-40	380,983	75,500
Series 407, Class 21 IO	5.000	01-25-39	180,031	24,684
Series 407, Class 7 IO	5.000	03-25-41	322,872	66,988
Series 407, Class 8 IO	5.000	03-25-41	161,454	32,543
Series 407, Class C6 IO	5.500	01-25-40	788,005	169,722
Government National Mortgage Association
Series 2012-114, Class IO	1.024	01-16-53	1,581,613	134,350
Series 2013-42, Class IO	3.500	03-20-43	786,039	99,498
Series 2013-42, Class YI IO	3.500	03-20-43	2,412,100	372,817
Asset backed securities 8.3%				$22,479,631
(Cost $22,230,580)
Asset Backed Securities 8.3%				22,479,631
Aegis Asset Backed Securities Trust Series 2004-3, Class A1 (P)	0.875	09-25-34	186,857	183,580
Ally Auto Receivables Trust Series 2014-2, Class A4	1.840	01-15-20	655,000	661,064
Ally Master Owner Trust Series 2012-4, Class A	1.720	07-15-19	265,000	267,220
American Express Credit Account Master Trust Series 2014-4, Class A	1.430	06-15-20	650,000	652,005
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.625	05-25-35	405,000	381,312
Applebee's/IHOP Funding LLC Series 2014-1, Class A2 (S)	4.277	09-05-44	970,000	974,320
Argent Securities, Inc. Series 2004-W6, Class M1 (P)	0.980	05-25-34	202,903	197,042
Bank of The West Auto Trust Series 2014-1, Class A4 (S)	1.650	03-16-20	605,000	607,044
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.395	07-25-36	499,894	466,806
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7	5.750	07-15-20	305,000	341,979
Series 2014-A5, Class A	1.480	07-15-20	1,090,000	1,096,935

24SEE NOTES TO FINANCIAL STATEMENTS

CarMax Auto Owner Trust Series 2014-3, Class A3	1.160	06-17-19	560,000	$561,057
Chase Issuance Trust
Series 2014-A6, Class A	1.260	07-15-19	466,000	466,535
Series 2014-A7, Class A	1.380	11-15-19	835,000	835,000
Chrysler Capital Auto Receivables Trust Series 2014-BA, Class A4 (S)	1.760	12-16-19	245,000	247,171
Citibank Credit Card Issuance Trust Series 2007-A8, Class A8	5.650	09-20-19	415,000	464,333
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474	03-20-43	869,975	890,894
Credit Suisse Mortgage Trust Series 2006-CF2, Class M1 (P) (S)	0.625	05-25-36	580,000	559,635
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.815	04-25-36	252,576	252,280
Series 2005-CB4, Class M1 (P)	0.572	07-25-35	200,000	192,054
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390	04-15-20	1,125,000	1,124,339
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	0.845	11-25-35	485,000	472,289
Ford Credit Auto Owner Trust Series 2014-1, Class B (S)	2.410	11-15-25	380,000	384,372
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490	09-15-19	670,000	670,835
Series 2014-4, Class A1	1.400	08-15-19	830,000	832,303
Fremont Home Loan Trust Series 2005-1, Class M3 (P)	0.920	06-25-35	131,759	132,076
GE Equipment Midticket LLC Series 2014-1, Class A4	1.590	08-22-23	185,000	186,193
GSAA Trust Series 2005-10, Class M3 (P)	0.705	06-25-35	605,000	575,635
Home Equity Asset Trust Series 2005-6, Class M1 (P)	0.625	12-25-35	242,013	241,302
Honda Auto Receivables Owner Trust Series 2014-3, Class A4	1.310	10-15-20	450,000	450,562
John Deere Owner Trust Series 2014-B, Class A4	1.500	06-15-21	490,000	492,288
Merrill Lynch Mortgage Investors, Inc. Series 2005-WMC1, Class M1 (P)	0.905	09-25-35	152,899	143,628
MVW Owner Trust Series 2014-1A, Class A (S)	2.250	09-20-31	176,476	176,190
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.830	03-25-35	625,000	582,976
Series 2005-2, Class M2 (P)	0.605	06-25-35	720,000	663,478
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 (P)	4.934	08-25-35	420,000	408,165

SEE NOTES TO FINANCIAL STATEMENTS25

Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050	06-20-31	520,198	$523,679
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438	05-20-41	310,578	330,898
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.592	11-25-35	315,000	294,174
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510	02-22-39	254,375	257,785
Toyota Auto Receivables Owner Trust Series 2014-C, Class A4	1.440	04-15-20	327,000	328,747
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400	07-22-19	390,000	391,323
Westgate Resorts LLC
Series 2012-2A, Class B (S)	4.500	01-20-25	590,108	595,897
Series 2012-3A, Class B (S)	4.500	03-20-25	332,945	336,366
Series 2013-1A, Class B (S)	3.750	08-20-25	138,892	139,957
Series 2014-1A, Class A	2.150	12-20-26	777,478	771,514
Series 2014-1A, Class B	3.250	12-20-26	518,319	518,643
World Omni Automobile Lease Securitization Trust Series 2014-A, Class A4	1.370	01-15-20	155,000	155,751
Capital preferred securities 0.8%				$2,172,901
(Cost $1,991,015)
Financials 0.8%				2,172,901
Banks 0.1%
Allfirst Preferred Capital Trust (P)	1.731	07-15-29	205,000	180,400
Capital markets 0.2%
State Street Capital Trust IV (P)	1.234	06-15-37	695,000	585,538
Insurance 0.5%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875	12-15-37	95,000	122,075
MetLife Capital Trust X (9.250% to 4-8-33, then 3 month LIBOR + 5.540%) (S)	9.250	04-08-38	250,000	356,875
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	675,000	718,875
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500	05-09-37	195,000	209,138
			Shares	Value
Preferred securities 0.4%				$1,179,318
(Cost $1,120,358)
Financials 0.2%				482,461
Banks 0.2%
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)			10,135	278,713
Wells Fargo & Company, Series L, 7.500%			167	203,748

26SEE NOTES TO FINANCIAL STATEMENTS

Industrials 0.1%		$284,927
Aerospace and defense 0.1%
United Technologies Corp., 7.500%	4,748	284,927
Utilities 0.1%		411,930
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%	7,960	411,930
	Par value	Value
Short-term investments 1.2%		$3,382,000
(Cost $3,382,000)
Repurchase agreement 1.2%		3,382,000
Barclays Tri-Party Repurchase Agreement dated 11-28-14 at 0.060% to be repurchased at $3,211,016 on 12-1-14, collateralized by $3,012,700 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-16 (valued at $3,275,344, including interest)	3,211,000	3,211,000
Repurchase Agreement with State Street Corp. dated 11-28-14 at 0.000% to be repurchased at $171,000 on 12-1-14, collateralized by $170,000 Federal Home Loan Mortgage Corp., 4.125% due 10-11-33 (valued at $176,800, including interest)	171,000	171,000
Total investments (Cost $263,652,644)† 99.4%		$270,770,805
Other assets and liabilities, net 0.6%		$1,732,800
Total net assets 100.0%		$272,503,605

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviation and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). The coupon rate shown represents the rate at period end.
LIBOR	London Interbank Offered Rate
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $43,539,841 or 16.0% of the fund's net assets as of 11-30-14.
†	At 11-30-14 the aggregate cost of investment securities for federal income tax purposes was $264,895,381. Net unrealized appreciation aggregated $5,875,424, of which $7,848,992 related to appreciated investment securities and $1,973,568 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS27

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-14 (unaudited)

Assets
Investments at value (Cost $263,652,644)	$270,770,805
Cash	35,515
Receivable for investments sold	15,000
Receivable for fund shares sold	1,660,275
Dividends and interest receivable	1,962,178
Other receivables and prepaid expenses	51,593
Total assets	274,495,366
Liabilities
Payable for investments purchased	1,010,814
Payable for delayed delivery securities purchased	575,000
Payable for fund shares repurchased	211,843
Distributions payable	35,292
Payable to affiliates
Accounting and legal services fees	9,711
Transfer agent fees	50,545
Distribution and service fees	26,384
Trustees' fees	471
Other liabilities and accrued expenses	71,701
Total liabilities	1,991,761
Net assets	$272,503,605
Net assets consist of
Paid-in capital	$266,038,774
Accumulated distributions in excess of net investment income	(350,916)
Accumulated net realized gain (loss) on investments	(302,414)
Net unrealized appreciation (depreciation) on investments	7,118,161
Net assets	$272,503,605

28SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($226,661,036 ÷ 21,295,338 shares)[1]	$10.64
Class B ($7,431,260 ÷ 698,063 shares)[1]	$10.65
Class C ($24,887,227 ÷ 2,337,797 shares)[1]	$10.65
Class I ($13,524,082 ÷ 1,270,475 shares)	$10.64
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.08

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS29

STATEMENT OF OPERATIONS   For the six months ended 11-30-14 (unaudited)

Investment income
Interest	$3,937,857
Dividends	29,268
Securities lending	1,582
Less foreign taxes withheld	(11)
Total investment income	3,968,696
Expenses
Investment management fees	496,161
Distribution and service fees	413,439
Accounting and legal services fees	23,320
Transfer agent fees	155,172
Trustees' fees	1,309
State registration fees	40,140
Printing and postage	16,093
Professional fees	29,606
Custodian fees	17,986
Registration and filing fees	13,699
Other	4,301
Total expenses	1,211,226
Less expense reductions	(9,019)
Net expenses	1,202,207
Net investment income	2,766,489
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	2,249,200
Investments in affiliated issuers	30
2,249,230
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(535,869)
Investments in affiliated issuers	(20)
(535,889)
Net realized and unrealized gain	1,713,341
Increase in net assets from operations	$4,479,830

30SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-14	Year ended 5-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$2,766,489	$5,423,628
Net realized gain (loss)	2,249,230	(131,423)
Change in net unrealized appreciation (depreciation)	(535,889)	122,252
Increase in net assets resulting from operations	4,479,830	5,414,457
Distributions to shareholders
From net investment income
Class A	(2,931,822)	(5,635,760)
Class B	(81,348)	(235,819)
Class C	(248,161)	(648,658)
Class I	(172,298)	(360,939)
From net realized gain
Class A	—	(1,313,900)
Class B	—	(70,947)
Class C	—	(191,559)
Class I	—	(76,750)
Total distributions	(3,433,629)	(8,534,332)
From fund share transactions	40,161,384	(8,305,245)
Total increase (decrease)	41,207,585	(11,425,120)
Net assets
Beginning of period	231,296,020	242,721,140
End of period	$272,503,605	$231,296,020
Undistributed (accumulated distributions in excess of) net investment income	($350,916)	$316,224

SEE NOTES TO FINANCIAL STATEMENTS31

Financial highlights

Class A Shares Period ended	11-30-14	[1]	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$10.60		$10.73	$10.62	$10.48	$10.01	$8.95
Net investment income[2]	0.12		0.27	0.28	0.34	0.39	0.51
Net realized and unrealized gain on investments	0.07		0.03 [3]	0.22	0.22	0.52	1.07
Total from investment operations	0.19		0.30	0.50	0.56	0.91	1.58
Less distributions
From net investment income	(0.15)		(0.35)	(0.37)	(0.41)	(0.44)	(0.52)
From net realized gain	—		(0.08)	(0.02)	(0.01)	—	—
Total distributions	(0.15)		(0.43)	(0.39)	(0.42)	(0.44)	(0.52)
Net asset value, end of period	$10.64		$10.60	$10.73	$10.62	$10.48	$10.01
Total return (%)[4,5]	1.83	[6]	2.89	4.80	5.45	9.29	17.99
Ratios and supplemental data
Net assets, end of period (in millions)	$227		$191	$183	$150	$123	$121
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	[7]	0.93	0.96	1.00	0.97	1.08
Expenses including reductions and credits	0.89	[7]	0.92	0.96	0.98	0.96	1.07
Net investment income	2.31	[7]	2.60	2.62	3.29	3.82	5.22
Portfolio turnover (%)	34		73	70	85	105	87

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

32SEE NOTES TO FINANCIAL STATEMENTS

Class B Shares Period ended	11-30-14	[1]	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$10.61		$10.73	$10.62	$10.48	$10.01	$8.95
Net investment income[2]	0.08		0.19	0.20	0.26	0.32	0.44
Net realized and unrealized gain on investments	0.07		0.04 [3]	0.22	0.22	0.52	1.07
Total from investment operations	0.15		0.23	0.42	0.48	0.84	1.51
Less distributions
From net investment income	(0.11)		(0.27)	(0.29)	(0.33)	(0.37)	(0.45)
From net realized gain	—		(0.08)	(0.02)	(0.01)	—	—
Total distributions	(0.11)		(0.35)	(0.31)	(0.34)	(0.37)	(0.45)
Net asset value, end of period	$10.65		$10.61	$10.73	$10.62	$10.48	$10.01
Total return (%)[4,5]	1.45	[6]	2.22	4.02	4.66	8.48	17.12
Ratios and supplemental data
Net assets, end of period (in millions)	$7		$8	$12	$10	$8	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.64	[7]	1.68	1.71	1.75	1.72	1.83
Expenses including reductions and credits	1.64	[7]	1.67	1.71	1.73	1.71	1.82
Net investment income	1.57	[7]	1.85	1.88	2.53	3.07	4.52
Portfolio turnover (%)	34		73	70	85	105	87

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS33

Class C Shares Period ended	11-30-14	[1]	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$10.61		$10.73	$10.62	$10.48	$10.01	$8.95
Net investment income[2]	0.08		0.19	0.20	0.27	0.31	0.43
Net realized and unrealized gain on investments	0.07		0.04 [3]	0.22	0.21	0.53	1.08
Total from investment operations	0.15		0.23	0.42	0.48	0.84	1.51
Less distributions
From net investment income	(0.11)		(0.27)	(0.29)	(0.33)	(0.37)	(0.45)
From net realized gain	—		(0.08)	(0.02)	(0.01)	—	—
Total distributions	(0.11)		(0.35)	(0.31)	(0.34)	(0.37)	(0.45)
Net asset value, end of period	$10.65		$10.61	$10.73	$10.62	$10.48	$10.01
Total return (%)[4,5]	1.44	[6]	2.22	4.02	4.67	8.48	17.13
Ratios and supplemental data
Net assets, end of period (in millions)	$25		$23	$34	$34	$24	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	1.64	[7]	1.68	1.71	1.75	1.72	1.83
Expenses including reductions and credits	1.64	[7]	1.67	1.71	1.73	1.71	1.82
Net investment income	1.57	[7]	1.85	1.88	2.54	3.06	4.44
Portfolio turnover (%)	34		73	70	85	105	87

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

34SEE NOTES TO FINANCIAL STATEMENTS

Class I Shares Period ended	11-30-14	[1]	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$10.61		$10.73	$10.62	$10.48	$10.01	$8.95
Net investment income[2]	0.14		0.30	0.32	0.38	0.43	0.49
Net realized and unrealized gain (loss) on investments	0.06		0.03 [3]	0.22	0.21	0.52	1.13
Total from investment operations	0.20		0.33	0.54	0.59	0.95	1.62
Less distributions
From net investment income	(0.17)		(0.37)	(0.41)	(0.44)	(0.48)	(0.56)
From net realized gain	—		(0.08)	(0.02)	(0.01)	—	—
Total distributions	(0.17)		(0.45)	(0.43)	(0.45)	(0.48)	(0.56)
Net asset value, end of period	$10.64		$10.61	$10.73	$10.62	$10.48	$10.01
Total return (%)[4]	1.86	[5]	3.27	5.14	5.81	9.71	18.45
Ratios and supplemental data
Net assets, end of period (in millions)	$14		$10	$14	$9	$3	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	0.64	[6]	0.65	0.63	0.65	0.60	0.68
Expenses including reductions and credits	0.64	[6]	0.65	0.63	0.64	0.57	0.68
Net investment income	2.58	[6]	2.87	2.93	3.62	4.18	5.03
Portfolio turnover (%)	34		73	70	85	105	87

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS35

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Investment Grade Bond Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with the preservation of capital and maintenance of liquidity.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2014, all investments are categorized as Level 2 under the hierarchy described above, except for preferred securities which are categorized as Level 1.

36

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2014 were $275. For the six months ended November 30, 2014, the fund had no borrowings under the line of credit.

37

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2014, the fund has a short-term capital loss carryforward of $1,386,864 available to offset future net realized capital gains. This carryforward does not expire.

As of May 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions and amortization and accretion on debt securities.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain options are traded or cleared on an exchange. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member.

38

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.

During the six months ended November 30, 2014, the fund used purchased options to manage the duration of the fund. During the six months ended November 30, 2014, the fund held purchased options with market values up to $28,125. There were no open purchased options contracts as of November 30, 2014.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2014:

Risk	Statement of operations location	Investments (purchased options)
Interest rate contracts	Net realized gain (loss)	($231,444)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2014:

Risk	Statement of operations location	Investments (purchased options)
Interest rate contracts	Change in unrealized appreciation (depreciation)	($203,319)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.400% of the first $1.5 billion of the fund's average daily net assets and (b) 0.385% of the fund's average daily net assets in excess of $1.5 billion. The Advisor

39

has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to $7,478, $280, $857, and $404 for Class A, Class B, Class C, and Class I shares, respectively, for the six months ended November 30, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2014 were equivalent to a net annual effective rate of 0.39% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2014 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,172,200 for the six months ended November 30, 2014. Of this amount, $165,067 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,005,605 was paid as sales commissions to broker-dealers, and $1,528 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B, and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2014, CDSCs received by the Distributor amounted to $1,606, $10,253, and $2,912 for Class A, Class B, and Class C shares, respectively.

40

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes, and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2014 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$257,201	$128,803
Class B	38,413	4,819
Class C	117,825	14,762
Class I	—	6,788
Total	$413,439	$155,172

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2014 and for the year ended May 31, 2014 were as follows:

		Six months ended 11-30-14		Year ended 5-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,730,129	$50,098,649	6,234,275	$65,227,342
Distributions reinvested	263,533	2,792,206	625,790	6,530,493
Repurchased	(1,704,805)	(18,060,387)	(5,947,446)	(62,109,932)
Net increase	3,288,857	$34,830,468	912,619	$9,647,903
Class B shares
Sold	20,048	$212,461	26,386	$276,295
Distributions reinvested	6,393	67,747	23,935	249,635
Repurchased	(85,495)	(905,031)	(415,446)	(4,329,128)
Net decrease	(59,054)	($624,823)	(365,125)	($3,803,198)
Class C shares
Sold	428,723	$4,540,615	497,469	$5,204,903
Distributions reinvested	19,980	211,793	67,309	702,026
Repurchased	(246,851)	(2,613,890)	(1,562,215)	(16,309,216)
Net increase (decrease)	201,852	$2,138,518	(997,437)	($10,402,287)

41

		Six months ended 11-30-14		Year ended 5-31-14
	Shares	Amount	Shares	Amount
Class I shares
Sold	458,924	$4,869,873	366,342	$3,835,135
Distributions reinvested	12,962	137,355	33,381	348,341
Repurchased	(112,461)	(1,190,007)	(760,140)	(7,931,139)
Net increase (decrease)	359,425	$3,817,221	(360,417)	($3,747,663)
Total net increase (decrease)	3,791,080	$40,161,384	(810,360)	($8,305,245)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $61,862,849 and $24,321,199, respectively, for the six months ended November 30, 2014. Purchases and sales of U.S. Treasury obligations aggregated $65,132,819 and $58,732,137, respectively, for the six months ended November 30, 2014.

42

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Investment Grade Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27-29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

43

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

44

The Board noted that the fund outperformed its benchmark index and peer group average for the one-, three- and five-year periods ended December 31, 2013. The Board concluded that the fund's performance has outperformed the historical performance of comparable funds and the fund's benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and total expenses are higher than the peer group median. The Board took into account management's discussion of the fund's expenses.

The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock fund complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor; and

45

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for the fund and each of the other John Hancock funds in the complex (except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):
The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of funds in the complex, which benefit from such overall management fee waiver through their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory

46

history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also considered any potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund has outperformed the historical performance of comparable funds and the fund's benchmark;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

47

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

48

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

49

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Growth Equity

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

INCOME FUNDS (continued)

Massachusetts Tax-Free Income

Money Market

New York Tax-Free Income

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION PORTFOLIOS

Income Allocation

Lifestyle Aggressive

Lifestyle Balanced

Lifestyle Conservative

Lifestyle Growth

Lifestyle Moderate

Retirement Choices (2010-2055)

Retirement Living (2010-2055)

Retirement Living II (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objective, risks, charges, and expenses are included in the prospectuses and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF209439	55SA 11/14 1/15

John Hancock

Government Income Fund

Semiannual report 11/30/14

A message to shareholders

Dear fellow shareholder,

Robust economic growth in the United States continues to set the standard globally. Unemployment has ratcheted down to pre-recession levels, consumer confidence and spending are rising, and inflation remains low. Bond markets have turned in positive performance against this backdrop as investors pursue yield where they can find it. Despite a 30-year bull market in bonds, many U.S. bond yields look compelling when compared with other developed markets around the world.

The coming year may likely present greater challenges for bond investors, however. The U.S. Federal Reserve (Fed) has signaled its intention to be patient in beginning to raise short-term interest rates. Once the Fed does raise the rates, it may have an adverse affect on many fixed-income portfolios, particularly those that invest in less-liquid markets. At John Hancock Investments, we are closely monitoring our fixed-income portfolios and communicating regularly with their portfolio managers about these issues. Now may also be a good time for you to discuss your fixed-income strategy with your financial advisor to determine if your portfolio continues to match your long-term goals.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us and wish you a happy and healthy 2015.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of November 30, 2014. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Government Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
18	Financial statements
22	Financial highlights
25	Notes to financial statements
32	Continuation of investment advisory and subadvisory agreements
38	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14 (%)

The Barclays U.S. Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Emphasis on mortgage-backed securities helped performance

The fund held an overweight position in mortgage-backed securities and an underweight position in U.S. Treasuries, which aided performance.

Duration positioning detracted

The fund's duration was below that of the benchmark, which was a headwind to performance at a time of falling bond yields.

Fund positioned for yield

At the close of the period, the fund was positioned for a low-return environment with an emphasis on mortgage-backed securities.

PORTFOLIO COMPOSITION AS OF 11/30/14 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Certain market conditions, including reduced trading volume, heightened volatility, or rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Fund distributions generally depend on income from underlying investments, and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Howard C. Greene, CFA, John Hancock Asset Management, a division of Manulife Asset Management (US) LLC

 Howard C. Greene, CFA
Portfolio Manager
John Hancock Asset Management

Can you describe the market environment of the past six months?

The U.S. government bond market delivered a gain during the six-month period ended November 30, 2014, as gauged by the 1.93% return of the fund's benchmark, the Barclays U.S. Government Bond Index.

While the U.S. economy continued to exhibit signs of a gradual improvement, the growth outlook for the overseas developed markets deteriorated significantly. Economic data came in below expectations in both Europe and Japan, depressing bond yields in those regions. The United States—by virtue of the 2%-3% range for the 10-year U.S. Treasury note—became very attractive on a relative basis, which spurred demand and caused prices to rise.

The bond market was also helped by expectations that falling oil prices could cause consumer price inflation to decline further in 2015. Investors were further encouraged by the growing consensus that the U.S. Federal Reserve (Fed) won't enact its first interest-rate increase until mid- to late 2015, and that the pace of increases will remain gradual thereafter.

In combination, these factors created a very favorable backdrop for the government bond market and helped push the yield on the 10-year note down to 2.18% on November 30, 2014, versus 2.48% on May 31, 2014, and 3.04% on December 31, 2013.

The fund underperformed its benchmark during the period. What were the key factors behind this shortfall?

Two elements of the fund's positioning stood out as being detractors from performance during the period. First, we kept the fund's duration below that of the benchmark. At the close of the period, the fund had a duration of 3.67 years, while the duration of the benchmark index was 5.35 years. (Duration is a measure of interest-rate sensitivity.) Given that bond yields fell during the past six months (as prices rose), the fund's below-benchmark duration prevented it from fully participating in the rally.

4

Second, the fund's yield curve positioning proved detrimental to performance. The fund held an underweight position in bonds with maturities of 10 years or more, the market segment that delivered the strongest return during the six-month reporting period.

Although the fund's duration and yield curve positioning detracted from performance, we did not make major adjustments to our strategy. With yields having fallen so far in 2014, we believe they are more likely to rise, rather than decline, in the months ahead. Accordingly, we maintained a posture designed to cushion against the impact of a potential increase in yields.

What elements of the fund's positioning helped performance?

The fund's performance was helped by our decision to emphasize agency mortgage-backed securities (i.e., those that are insured by federal agencies such as Fannie Mae or Freddie Mac) over U.S. Treasuries. At the close of the period, the fund held 57.8% of net assets in U.S. government agency mortgage-backed securities, compared with their zero weighting in the benchmark. Conversely, the fund's weighting of 17.9% of net assets in U.S. Treasuries was far below their 91.3% representation in the benchmark. Given that mortgage-backed securities outperformed Treasuries during the six-month period, this positioning proved helpful to performance.

QUALITY COMPOSITION AS OF 11/30/14 (%)

5

"With yields having fallen so far in 2014, we believe they are more likely to rise, rather than decline, in the months ahead."

The basis for the overweight in mortgage-backed securities was twofold. First, we believed the meaningful yield advantage of mortgage-backed securities relative to Treasuries provided a favorable starting point for total return. Second, we thought these yields more than compensated investors for the potential risks given our belief that interest rates would remain stable and mortgage prepayments would stay low following the wave of prepayments that has already occurred in the past three to four years. Both events in fact occurred, and the fund's performance benefited in kind.

How is the fund positioned within its Treasury and mortgage-backed securities segments?

The fund's U.S. Treasury allocation has a barbell structure, meaning that it is tilted to short- and longer-term bonds and is underweight in the intermediate-term segment of the yield curve. The reason for this approach was that the bulk of the fund's holdings in mortgage-backed securities are in intermediate-term securities in the 5- to 15-year range. As a result, employing a barbell strategy in the Treasury portfolio helped provide balance to the fund's overall yield curve exposure.

Late in the period, we added a new component to the fund's Treasury segment by establishing a modest position in Treasury Inflation-Protected Securities (TIPS). TIPS have underperformed plain-vanilla Treasuries in 2014, reflecting the reduced demand for inflation protection at a time of falling energy prices and rapidly declining expectations for global growth. Believing this created an attractive entry point, we elected to take advantage of what we believe are the compelling valuations in TIPS.

The fund's mortgage-backed securities portfolio is invested in both agency securities (67.3% of total fund assets) and nonagency notes (7.1%). The allocation to nonagency mortgage-backed securities, which consists of both residential and commercial mortgage-backed securities, is invested largely in floating-rate securities, or, in other words, yields that adjust higher as rates rise. We believe this provides an element of diversification to the portfolio, as well as a degree of protection against the potential for rising yields.

How was the fund positioned at the end of the period?

We believe the Fed will maintain its lower-for-longer interest-rate policy, and we expect the significant downturn in energy prices will help keep inflation at bay. Over time, it has been rare for

6

yields to rise at the same time that inflation is falling. In our view, these factors limit the potential for a meaningful bond market downturn.

At the same time, however, yields have already fallen so low that it isn't reasonable to expect further price appreciation in the year ahead. If this indeed proves to be the case, yield could play a critical role in total returns.

With this as the backdrop, we maintained a focus on limiting interest-rate sensitivity and emphasizing market segments that offer above-average yields.

MANAGED BY

Howard C. Greene, CFA On the fund since 2006 Investing since 1979
Jeffrey N. Given, CFA On the fund since 1998 Investing since 1993

The views expressed in this report are exclusively those of Howard C. Greene, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-14	as of 11-30-14
Class A	-0.65	2.51	3.73	-2.73	13.21	44.17	1.54	1.45
Class B	-2.30	2.20	3.52	-4.11	11.47	41.29	0.86	0.76
Class C	1.80	2.58	3.37	-0.01	13.60	39.25	0.86	0.76
Index†	3.87	3.20	4.37	1.93	17.07	53.32	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Gross (%)	1.11	1.86	1.86
Net (%)	0.98	1.77	1.77

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Barclays U.S. Government Bond Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Government Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Barclays U.S. Government Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B2	11-30-04	14,129	14,129	15,332
Class C2	11-30-04	13,925	13,925	15,332

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Barclays U.S. Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2014, with the same investment held until November 30, 2014.

	Account value on 6-1-2014	Ending value on 11-30-2014	Expenses paid during period ended 11-30-2014[1]	Annualized expense ratio
Class A	$1,000.00	$1,012.80	$4.94	0.98%
Class B	1,000.00	1,008.90	8.81	1.75%
Class C	1,000.00	1,009.90	8.82	1.75%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2014, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2014, with the same investment held until November 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 6-1-2014	Ending value on 11-30-2014	Expenses paid during period ended 11-30-2014[1]	Annualized expense ratio
Class A	$1,000.00	$1,020.20	$4.96	0.98%
Class B	1,000.00	1,016.30	8.85	1.75%
Class C	1,000.00	1,016.30	8.85	1.75%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

11

Fund's investments

As of 11-30-14 (unaudited)
	Rate (%)	Maturity date	Par value	Value
U.S. Government and Agency obligations 85.2%				$255,830,262
(Cost $251,715,553)
U.S. Government 17.9%				53,707,621
Treasury Inflation Protected Securities Inflation Indexed Note	0.125	04-15-18	2,986,130	3,017,625
U.S. Treasury
Bond	3.125	02-15-42	5,410,000	5,672,893
Bond	3.125	08-15-44	2,675,000	2,794,329
Note	0.875	07-15-17	5,470,000	5,487,520
Note	0.875	10-15-17	4,700,000	4,705,508
Note	1.000	09-15-17	2,935,000	2,951,738
Note	1.375	09-30-18	24,110,000	24,270,115
Note	1.500	08-31-18	4,750,000	4,807,893
U.S. Government Agency 67.3%				202,122,641
Federal Farm Credit Bank
Bond	1.740	03-11-20	2,130,000	2,095,405
Bond	2.230	12-26-19	1,875,000	1,877,293
Bond	2.350	03-14-22	675,000	668,863
Bond	2.500	06-20-22	460,000	456,562
Federal Home Loan Bank
Bond	2.900	09-05-25	209,524	206,570
Bond	3.170	10-04-27	215,000	210,941
Bond	3.250	06-21-27	290,909	290,955
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	2.164	05-01-43	5,640,278	5,725,799
30 Yr Pass Thru (P)	2.386	09-01-41	4,236,683	4,402,928
30 Yr Pass Thru (P)	2.605	06-01-44	4,235,340	4,364,935
30 Yr Pass Thru (P)	2.607	07-01-44	9,744,351	10,039,668
30 Yr Pass Thru (P)	2.619	01-01-44	5,896,012	6,084,750
30 Yr Pass Thru	3.000	04-01-43	1,779,397	1,805,045
30 Yr Pass Thru (P)	3.012	03-01-44	835,688	867,385
30 Yr Pass Thru	4.000	11-01-43	2,283,471	2,444,652
30 Yr Pass Thru	5.000	04-01-41	948,747	1,052,368
30 Yr Pass Thru	5.500	07-01-37	171,553	192,823
30 Yr Pass Thru	5.500	04-01-38	1,587,327	1,775,698
30 Yr Pass Thru	5.500	12-01-38	1,360,163	1,520,726
30 Yr Pass Thru	6.500	04-01-39	412,527	468,022
30 Yr Pass Thru	6.500	09-01-39	458,502	520,468
Note	1.300	11-27-17	5,895,000	5,905,853
Federal National Mortgage Association
15 Yr Pass Thru	3.500	03-01-26	4,640,018	4,923,131
15 Yr Pass Thru	3.500	07-01-26	2,421,542	2,572,321

12SEE NOTES TO FINANCIAL STATEMENTS

15 Yr Pass Thru	4.000	02-01-26	7,497,378	$8,042,988
30 Yr Pass Thru (P)	2.906	03-01-44	784,727	813,650
30 Yr Pass Thru (P)	2.924	01-01-44	1,458,521	1,513,877
30 Yr Pass Thru	3.000	12-01-42	7,795,448	7,916,947
30 Yr Pass Thru	3.500	01-01-43	3,838,707	4,008,000
30 Yr Pass Thru	4.000	12-01-40	4,031,490	4,334,797
30 Yr Pass Thru	4.000	09-01-41	8,860,835	9,513,538
30 Yr Pass Thru	4.000	10-01-41	3,351,409	3,595,695
30 Yr Pass Thru	4.000	01-01-42	1,580,423	1,695,868
30 Yr Pass Thru	4.000	07-01-42	4,170,115	4,475,380
30 Yr Pass Thru	4.500	08-01-40	4,460,436	4,856,822
30 Yr Pass Thru	4.500	06-01-41	6,918,879	7,564,010
30 Yr Pass Thru	4.500	07-01-41	5,735,417	6,270,200
30 Yr Pass Thru	4.500	11-01-41	1,399,414	1,522,464
30 Yr Pass Thru	4.500	01-01-42	7,025,979	7,685,488
30 Yr Pass Thru	4.500	02-01-42	5,465,582	5,941,045
30 Yr Pass Thru	5.000	04-01-35	545,889	607,365
30 Yr Pass Thru	5.000	09-01-40	7,965,426	8,888,891
30 Yr Pass Thru	5.000	10-01-40	2,942,539	3,282,196
30 Yr Pass Thru	5.000	04-01-41	2,997,689	3,357,768
30 Yr Pass Thru	5.000	05-01-41	13,914,575	15,448,982
30 Yr Pass Thru	5.500	09-01-34	1,691,986	1,903,814
30 Yr Pass Thru	5.500	03-01-36	2,519,871	2,827,473
30 Yr Pass Thru	5.500	04-01-36	1,655,145	1,857,189
30 Yr Pass Thru	5.500	08-01-37	2,068,111	2,327,029
30 Yr Pass Thru	5.500	06-01-38	1,370,815	1,543,291
30 Yr Pass Thru	6.000	06-01-40	1,866,160	2,112,697
30 Yr Pass Thru	6.500	06-01-39	639,872	732,404
Note	1.570	01-09-20	5,700,000	5,592,293
Note	1.600	01-30-20	8,250,000	8,141,067
Note	2.500	03-27-23	1,600,000	1,574,488
Note	3.000	10-29-27	950,000	916,346
Note	3.400	09-27-32	805,000	785,418
Corporate bonds 0.4%				$1,361,358
(Cost $1,242,604)
Financials 0.3%				881,802
Crown Castle Towers LLC (S)	6.113	01-15-20	760,000	881,802
Telecommunication services 0.1%				479,556
SBA Tower Trust (S)	3.598	04-15-18	475,000	479,556

SEE NOTES TO FINANCIAL STATEMENTS13

Collateralized mortgage obligations 9.5%				$28,393,279
(Cost $26,270,848)
Commercial and residential 4.9%				14,771,937
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	0.735	08-25-35	275,964	260,342
Banc of America Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (P) (S)	2.755	09-15-26	380,000	381,438
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4 (P)	0.715	07-25-35	538,784	483,223
Series 2005-7, Class 11A1 (P)	0.695	08-25-35	812,851	754,808
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1 (P)	5.750	10-25-34	425,661	434,814
Commercial Mortgage Pass Through Certificates
Series 2012-CR2, Class XA IO	2.072	08-15-45	4,773,285	482,770
Series 2013-CR11, Class B (P)	5.332	10-10-46	940,000	1,059,760
Series 2013-LC13, Class B (P) (S)	5.009	08-10-46	595,000	659,375
Series 2014-CR16, Class C (P)	5.069	04-10-47	590,000	630,636
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.348	08-19-45	3,880,431	205,812
Series 2005-2, Class X IO	2.193	05-19-35	12,789,066	842,927
Hilton USA Trust Series 2013-HLT, Class DFX (S)	4.407	11-05-30	415,000	426,937
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.028	10-25-36	11,888,449	972,692
Series 2005-AR18, Class 2X IO	1.681	10-25-36	11,018,271	396,589
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class AM (P)	5.464	01-15-49	635,000	664,910
Series 2012-HSBC, Class XA IO (S)	1.582	07-05-32	5,077,500	483,485
Series 2014-FBLU, Class C (P) (S)	2.155	12-15-28	1,120,000	1,121,760
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.255	11-25-34	555,000	537,220
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.761	08-25-34	719,075	709,816
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.485	05-25-35	557,750	517,443
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	555,000	605,830
Series 2012-C1, Class C (P) (S)	5.727	05-10-45	370,000	413,669
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	4.078	12-13-29	690,000	701,483
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class C (P) (S)	2.799	03-18-28	1,040,000	1,024,198
U.S. Government Agency 4.6%				13,621,342
Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10-15-27	3,754,786	439,745

14SEE NOTES TO FINANCIAL STATEMENTS

Series 290, Class IO	3.500	11-15-32	4,318,694	$777,793
Series 3699, Class MI IO	4.500	01-15-38	1,085,775	66,631
Series 3747, Class HI IO	4.500	07-15-37	3,096,473	269,483
Series 3794, Class PI IO	4.500	02-15-38	797,928	74,932
Series 3830, Class NI IO	4.500	01-15-36	3,603,653	330,330
Series 3833, Class LI IO	1.807	10-15-40	4,314,339	309,594
Series 4030, Class BI IO	5.000	01-15-42	725,790	133,707
Series 4077, Class IK IO	5.000	07-15-42	1,058,042	209,989
Series 4136, Class IH IO	3.500	09-15-27	3,000,967	356,661
Series K017, Class X1 IO	1.582	12-25-21	3,802,409	304,318
Series K018, Class X1 IO	1.589	01-25-22	3,860,139	311,089
Series K022, Class X1 IO	1.424	07-25-22	8,124,317	637,060
Series K026, Class X1 IO	1.173	11-25-22	4,660,951	310,722
Series K038, Class X1 IO	1.356	03-25-24	7,356,772	645,491
Series K706, Class X1 IO	1.722	10-25-18	9,595,935	514,457
Series K707, Class X1 IO	1.685	12-25-18	3,305,387	180,828
Series K709, Class X1 IO	1.668	03-25-19	4,659,060	266,736
Series K710, Class X1 IO	1.909	05-25-19	3,549,189	240,578
Series K711, Class X1 IO	1.829	07-25-19	11,190,030	735,655
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	1,127,572	1,226,633
Series 2009-50, Class GI IO	5.000	05-25-39	847,827	114,872
Series 2009-78, Class IB IO	5.000	06-25-39	1,020,457	122,273
Series 2010-25, Class NI IO	5.000	03-25-25	1,655,452	126,967
Series 2010-3, Class LI IO	5.000	02-25-25	4,270,763	287,474
Series 2010-68, Class CI IO	5.000	11-25-38	988,382	129,606
Series 2012-118, Class IB IO	3.500	11-25-42	1,795,172	405,732
Series 2012-137, Class QI IO	3.000	12-25-27	3,359,845	443,746
Series 2012-137, Class WI IO	3.500	12-25-32	2,566,800	497,191
Series 2012-21, Class IQ IO	4.500	09-25-41	1,698,120	309,162
Series 402, Class 3 IO	4.000	11-25-39	687,899	122,449
Series 402, Class 4 IO	4.000	10-25-39	1,069,330	187,183
Series 402, Class 7 IO	4.500	11-25-39	950,983	179,569
Series 407, Class 15 IO	5.000	01-25-40	844,288	167,313
Series 407, Class 21 IO	5.000	01-25-39	403,348	55,303
Series 407, Class 7 IO	5.000	03-25-41	774,388	160,667
Series 407, Class 8 IO	5.000	03-25-41	385,849	77,772
Series 407, Class C6 IO	5.500	01-25-40	1,353,047	291,422
Government National Mortgage Association
Series 2012-114, Class IO	1.023	01-16-53	2,636,021	223,917
Series 2013-42, Class IA IO	3.500	03-20-43	1,868,078	238,650
Series 2013-42, Class IO	3.500	03-20-43	1,209,290	153,074
Series 2013-42, Class YI IO	3.500	03-20-43	3,699,847	571,852
Series 2013-6, Class AI IO	3.500	08-20-39	2,740,226	412,716

SEE NOTES TO FINANCIAL STATEMENTS15

Asset backed securities 2.2%				$6,510,487
(Cost $6,200,030)
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.625	05-25-35	645,000	607,274
Asset Backed Funding Certificates Series 2005-HE1, Class M1 (P)	0.785	03-25-35	515,000	492,330
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.395	07-25-36	842,068	786,331
Citicorp Residential Mortgage Securities, Inc. Series 2007-2, Class A6 (P)	6.265	06-25-37	310,997	321,216
Credit Suisse Mortgage Trust Series 2006-CF2, Class M1 (P) (S)	0.625	05-25-36	790,000	762,262
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.574	07-25-35	270,000	259,273
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	0.845	11-25-35	805,000	783,902
Home Equity Asset Trust Series 2005-6, Class M1 (P)	0.625	12-25-35	420,098	418,863
New Century Home Equity Loan Trust Series 2005-1, Class M1 (P)	0.830	03-25-35	887,000	827,359
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.594	11-25-35	425,000	396,902
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.656	02-25-35	508,195	489,189
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510	02-22-39	360,750	365,586
			Par value	Value
Short-term investments 2.1%				$6,393,000
(Cost $6,393,000)
Repurchase agreement 2.1%				6,393,000
Barclays Tri-Party Repurchase Agreement dated 11-28-14 at 0.060% to be repurchased at $6,073,030 on 12-1-14, collateralized by $5,697,800 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-16 (valued at $6,194,529, including interest)			6,073,000	6,073,000
Repurchase Agreement with State Street Corp. dated 11-28-14 at 0.000% to be repurchased at $320,000 on 12-1-14, collateralized by $320,000 Federal Home Loan Bank, 2.875% due 6-14-24 (valued at $329,216, including interest)			320,000	320,000
Total investments (Cost $291,822,035)† 99.4%				$298,488,386
Other assets and liabilities, net 0.6%				$1,665,115
Total net assets 100.0%				$300,153,501

16SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,487,882 or 2.8% of the fund's net assets as of 11-30-14.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $292,548,402. Net unrealized appreciation aggregated $5,939,984, of which $8,328,325 related to appreciated investment securities and $2,388,341 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS17

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-14 (unaudited)

Assets
Investments, at value (Cost $291,822,035)	$298,488,386
Cash	111,996
Receivable for fund shares sold	328,229
Interest receivable	1,648,144
Other receivables and prepaid expenses	27,821
Total assets	300,604,576
Liabilities
Payable for fund shares repurchased	217,362
Distributions payable	65,056
Payable to affiliates
Accounting and legal services fees	14,584
Transfer agent fees	56,839
Distribution and service fees	14,076
Trustees' fees	931
Investment management fees	5,234
Other liabilities and accrued expenses	76,993
Total liabilities	451,075
Net assets	$300,153,501
Net assets consist of
Paid-in capital	$306,630,836
Accumulated distributions in excess of net investment income	(943,396)
Accumulated net realized gain (loss) on investments	(12,200,290)
Net unrealized appreciation (depreciation) on investments	6,666,351
Net assets	$300,153,501

18SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($277,062,205 ÷ 28,549,164 shares)[1]	$9.70
Class B ($5,758,913 ÷ 593,601 shares)[1]	$9.70
Class C ($17,332,383 ÷ 1,785,795 shares)[1]	$9.71
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.10

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS19

STATEMENT OF OPERATIONS   For the six months ended 11-30-14 (unaudited)

Investment income
Interest	$3,720,071
Expenses
Investment management fees	928,660
Distribution and service fees	458,726
Accounting and legal services fees	30,460
Transfer agent fees	186,337
Trustees' fees	1,899
State registration fees	29,301
Printing and postage	18,714
Professional fees	32,097
Custodian fees	20,802
Registration and filing fees	11,044
Other	4,614
Total expenses	1,722,654
Less expense reductions	(177,091)
Net expenses	1,545,563
Net investment income	2,174,508
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	(310,582)
(310,582)
Change in net unrealized appreciation (depreciation) of
Investments	1,843,352
1,843,352
Net realized and unrealized gain	1,532,770
Increase in net assets from operations	$3,707,278

20SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-14	Year ended 5-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$2,174,508	$4,858,649
Net realized loss	(310,582)	(741,255)
Change in net unrealized appreciation (depreciation)	1,843,352	(170,995)
Increase in net assets resulting from operations	3,707,278	3,946,399
Distributions to shareholders
From net investment income
Class A	(3,198,933)	(7,176,117)
Class B	(47,625)	(142,017)
Class C	(134,556)	(379,628)
Total distributions	(3,381,114)	(7,697,762)
From fund share transactions	(384,764)	(54,251,573)
Total decrease	(58,600)	(58,002,936)
Net assets
Beginning of period	300,212,101	358,215,037
End of period	$300,153,501	$300,212,101
Undistributed (accumulated distributions in excess of) net investment income	($943,396)	$263,210

SEE NOTES TO FINANCIAL STATEMENTS21

Financial highlights

Class A Shares Period ended	11-30-14	[1]	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$9.69		$9.78	$9.93	$9.68	$9.49	$9.19
Net investment income[2]	0.07		0.16	0.17	0.20	0.23	0.30
Net realized and unrealized gain (loss) on investments	0.05		(0.01)	(0.04)	0.33	0.26	0.34
Total from investment operations	0.12		0.15	0.13	0.53	0.49	0.64
Less distributions
From net investment income	(0.11)		(0.24)	(0.28)	(0.28)	(0.30)	(0.34)
Net asset value, end of period	$9.70		$9.69	$9.78	$9.93	$9.68	$9.49
Total return (%)[3,4]	1.28	[5]	1.61	1.29	5.57	5.25	7.08
Ratios and supplemental data
Net assets, end of period (in millions)	$277		$276	$316	$320	$309	$327
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	[6]	1.11	1.12	1.15	1.12	1.13
Expenses including reductions and credits	0.98	[6]	0.98	0.98	1.06	1.07	1.08	[7]
Net investment income	1.52	[6]	1.63	1.71	2.02	2.41	3.22
Portfolio turnover (%)	30		57	78	95	83	91

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.
7	Expenses including reductions and credits include 0.01% reductions.

22SEE NOTES TO FINANCIAL STATEMENTS

Class B Shares Period ended	11-30-14	[1]	5-31-14		5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$9.69		$9.78		$9.93	$9.68	$9.49	$9.18
Net investment income[2]	0.04		0.08		0.09	0.12	0.16	0.23
Net realized and unrealized gain (loss) on investments	0.05		—	[3]	(0.04)	0.34	0.26	0.35
Total from investment operations	0.09		0.08		0.05	0.46	0.42	0.58
Less distributions
From net investment income	(0.08)		(0.17)		(0.20)	(0.21)	(0.23)	(0.27)
Net asset value, end of period	$9.70		$9.69		$9.78	$9.93	$9.68	$9.49
Total return (%)[4,5]	0.89	[6]	0.82		0.45	4.75	4.47	6.39
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$6		$11	$12	$11	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	1.85	[7]	1.86		1.87	1.90	1.87	1.88
Expenses including reductions and credits	1.75	[7]	1.77		1.81	1.84	1.82	1.83	[8]
Net investment income	0.75	[7]	0.81		0.88	1.23	1.65	2.48
Portfolio turnover (%)	30		57		78	95	83	91

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	Expenses including reductions and credits include 0.01% reductions.

SEE NOTES TO FINANCIAL STATEMENTS23

Class C Shares Period ended	11-30-14	[1]	5-31-14		5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$9.69		$9.78		$9.94	$9.68	$9.49	$9.18
Net investment income[2]	0.04		0.08		0.09	0.12	0.16	0.23
Net realized and unrealized gain (loss) on investments	0.06		—	[3]	(0.05)	0.35	0.26	0.35
Total from investment operations	0.10		0.08		0.04	0.47	0.42	0.58
Less distributions
From net investment income	(0.08)		(0.17)		(0.20)	(0.21)	(0.23)	(0.27)
Net asset value, end of period	$9.71		$9.69		$9.78	$9.94	$9.68	$9.49
Total return (%)[4,5]	0.99	[6]	0.82		0.35	4.86	4.47	6.41
Ratios and supplemental data
Net assets, end of period (in millions)	$17		$17		$31	$35	$26	$34
Ratios (as a percentage of average net assets):
Expenses before reductions	1.85	[7]	1.86		1.87	1.90	1.87	1.87
Expenses including reductions and credits	1.75	[7]	1.77		1.81	1.84	1.82	1.83	[8]
Net investment income	0.76	[7]	0.81		0.88	1.24	1.65	2.46
Portfolio turnover (%)	30		57		78	95	83	91

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	Less than $0.005 per share.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	Expenses including reductions and credits include 0.01% reductions.

24SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Government Income Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

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Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2014 were $295. For the six months ended November 30, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

26

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2014, the fund has a capital loss carryforward of $8,603,552 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2014:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31		NO EXPIRATION DATE
2015	2018	SHORT TERM
$6,462,038	$33,097	$2,108,417

As of May 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions, expiration of capital loss carryforwards and amortization and accretion on debt securities.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain options are traded or cleared on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member.

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in

27

excess of the amounts recognized on the Statement of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid.

During the six months ended November 30, 2014, the fund used purchased options to manage the duration of the fund. During the six months ended November 30, 2014, the fund held purchased options with market values up to $31,250, as measured at each quarter end.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2014:

Risk	Statement of operations location	Investments (purchased options)
Equity contracts	Net realized gain (loss)	($225,200)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2014:

Risk	Statement of operations location	Investments (purchased options)
Equity contracts	Change in unrealized appreciation (depreciation)	($193,950)

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $300 million of the fund's average daily net assets, (b) 0.450% of the next $700 million of the fund's average daily net assets, and (c) 0.430% of the fund's average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among

28

all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to limit the maximum annual management fee to 0.53% of the fund's average daily net assets. The current expense limitation agreement expires on September 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.98% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees and expenses paid indirectly and short dividend expense. The fee waivers and/or expense reimbursements will expire on September 30, 2015 for Class A shares unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The expense reductions described above amounted to $165,190, $3,107, and $8,794, for Class A, Class B, and Class C shares, respectively, for the six months ended November 30, 2014.

The investment management fees, including waivers described above, incurred for the six months ended November 30, 2014 were equivalent to a net annual effective rate of 0.51% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2014 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $239,627 for the six months ended November 30, 2014. Of this amount, $32,683 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $194,687 was paid as sales commissions to broker-dealers and $12,257 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2014, CDSCs received by the Distributor amounted to $1,540, $6,695 and $1,418 for Class A, Class B, and Class C shares, respectively.

29

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2014 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$342,376	$171,739
Class B	30,375	3,814
Class C	85,975	10,784
Total	$458,726	$186,337

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2014 and for the year ended May 31, 2014 were as follows:

		Six months ended 11-30-14		Year ended 5-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,045,125	$19,810,938	3,364,180	$32,322,462
Distributions reinvested	292,370	2,827,557	653,014	6,271,502
Repurchased	(2,298,711)	(22,226,086)	(7,831,747)	(75,252,929)
Net increase (decrease)	38,784	$412,409	(3,814,553)	($36,658,965)
Class B shares
Sold	9,178	$88,839	14,069	$135,856
Distributions reinvested	3,724	36,009	11,114	106,698
Repurchased	(83,222)	(804,058)	(485,279)	(4,659,649)
Net decrease	(70,320)	($679,210)	(460,096)	($4,417,095)
Class C shares
Sold	190,978	$1,848,008	315,254	$3,024,474
Distributions reinvested	10,928	105,701	30,458	292,505
Repurchased	(214,327)	(2,071,672)	(1,718,277)	(16,492,492)
Net decrease	(12,421)	($117,963)	(1,372,565)	($13,175,513)
Total net decrease	(43,957)	($384,764)	(5,647,214)	($54,251,573)

30

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $44,648,934 and $44,377,778, respectively, for the six months ended November 30, 2014. Purchases and sales of U.S. Treasury obligations aggregated $41,540,410 and $42,672,095, respectively, for the six months ended November 30, 2014.

31

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Government Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27-29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

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Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

33

The Board noted that the fund outperformed its benchmark index and peer group average for the one-, three- and five-year periods ended December 31, 2013. The Board concluded that the fund's performance has outperformed the historical performance of comparable funds and the fund's benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are lower than the peer group median. The Board noted that the fund has an expense cap until September 30, 2015, which reduces certain expenses of the fund.

The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock fund complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor; and

34

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for the fund and each of the other John Hancock funds in the complex (except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):
The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of funds in the complex, which benefit from such overall management fee waiver through their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory

35

history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also considered any potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund has outperformed the historical performance of comparable funds and the fund's benchmark;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

36

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

37

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

38

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Growth Equity

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

INCOME FUNDS (continued)

Massachusetts Tax-Free Income

Money Market

New York Tax-Free Income

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION PORTFOLIOS

Income Allocation

Lifestyle Aggressive

Lifestyle Balanced

Lifestyle Conservative

Lifestyle Growth

Lifestyle Moderate

Retirement Choices (2010-2055)

Retirement Living (2010-2055)

Retirement Living II (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objective, risks, charges, and expenses are included in the prospectuses and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Government Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF209436	56SA 11/14 1/15

John Hancock

Focused High Yield Fund

(formerly John Hancock High Yield Fund)

Semiannual report 11/30/14

A message to shareholders

Dear fellow shareholder,

Robust economic growth in the United States continues to set the standard globally. Unemployment has ratcheted down to pre-recession levels, consumer confidence and spending are rising, and inflation remains low. Bond markets have turned in positive performance against this backdrop as investors pursue yield where they can find it. Despite a 30-year bull market in bonds, many U.S. bond yields look compelling when compared with other developed markets around the world.

The coming year may likely present greater challenges for bond investors, however. The U.S. Federal Reserve (Fed) has signaled its intention to be patient in beginning to raise short-term interest rates. Once the Fed does raise the rates, it may have an adverse affect on many fixed-income portfolios, particularly those that invest in less-liquid markets. At John Hancock Investments, we are closely monitoring our fixed-income portfolios and communicating regularly with their portfolio managers about these issues. Now may also be a good time for you to discuss your fixed-income strategy with your financial advisor to determine if your portfolio continues to match your long-term goals.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us and wish you a happy and healthy 2015.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of November 30, 2014. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Focused High Yield Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
23	Financial statements
27	Financial highlights
32	Notes to financial statements
42	Continuation of investment advisory and subadvisory agreements
48	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks high current income. Capital appreciation is a secondary goal.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14 (%)

Class A shares (without sales charge)
Bank of America Merrill Lynch U.S. High Yield Master II Index
Morningstar high yield bond fund category average
12.67
9.79
8.82
10.49
9.87
8.85
7.93
6.64
5.46
4.60
3.39
2.93
–0.71
–1.13
–2.19
6 month
(cumulative)
1 year
3 year
5 year
10 year

The Bank of America Merrill Lynch U.S. High Yield Master II Index is an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

High-yield bonds weaken

Volatile investment flows and falling energy prices pressured high-yield bonds' performance during the past six months.

Fund underperforms its benchmark

Certain elements of the fund's positioning caused it to lag its benchmark, the Bank of America Merrill Lynch U.S. High Yield Master II Index.

Fundamentals remain strong

A favorable economic backdrop, together with high-yield companies' refinancing efforts, continued to support an environment of low default rates.

PORTFOLIO COMPOSITION AS OF 11/30/14 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Stocks and other equities have generally outperformed other asset classes over the long term, but may fluctuate more dramatically over the short term. Foreign investing, especially in emerging markets, has additional risks such as currency and market volatility and political and social instability. Certain market conditions, including reduced trading volume, heightened volatility, or rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager John F. Addeo, CFA, John Hancock Asset Management, a division of Manulife Asset Management (US) LLC

 John F. Addeo, CFA
Portfolio Manager
John Hancock Asset Management

Can you describe the market environment of the past six months?

High-yield bonds finished the semiannual reporting period with a slightly negative return despite the continued strength in the underlying fundamentals of the asset class.

Two factors stood out as being the leading causes of this shortfall. First, high-yield bond mutual funds and exchange-traded funds suffered significant asset outflows during the late summer and early autumn. Since increasingly strict banking regulations have contributed to reduced liquidity in the market, shifting asset flows can have a more substantial impact on prices than they did in the past.

Second, the sharp drop in the price of oil from July onward weighed heavily on the bonds of energy companies by raising questions whether their future revenues would be sufficient to service their debt. This was an important factor for the high-yield market given that the energy sector made up a significant portion of the fund's benchmark, the Bank of America Merrill Lynch U.S. High Yield Master II Index, as of November 30, 2014.

Looking past these headline issues, however, the fundamentals of the asset class in fact remained very sound. The U.S. economy delivered steady growth, and high-yield companies continued to generate healthy earnings and show ongoing balance sheet improvements. In addition, many high-yield issuers have taken advantage of the low-rate environment of recent years by refinancing existing debt. Not only does refinancing activity reduce interest costs, it also pushes debt maturities further out into the future. These factors continued to support an environment of low default rates, which in turn provided a healthy fundamental underpinning for the high-yield market.

The fund underperformed its benchmark index during the six-month period. What were the key factors behind this shortfall?

Two elements of the fund's positioning had an adverse impact on its six-month results. First, the fund's holdings in bonds issued by companies in the energy sector and mining industry tend to have more leverage than their industry peers, which increased their sensitivity to the downturn in the prices of oil and other commodities.

4

"...we expect that high-yield bonds will continue to see robust investor demand at a time of low interest rates."

Second, the fund held a modest overweight in CCC-rated bonds and an underweight in those rated BB. This positioning put the fund out of step with the market, since investor risk aversion contributed to outperformance for higher-rated issues relative to their lower-rated counterparts. BB-rated issues also tend to have higher interest-rate sensitivity, which was a positive for this credit tier at a time in which U.S. Treasury yields fell (as prices rose). We gradually reduced the size of the fund's allocation to CCC-rated bonds throughout the autumn, but we retained a small overweight at the close of the period.

Among individual securities, the leading detractors from performance were natural resources companies that lagged amid the downturn in commodity prices. Arch Coal Inc., Samson Investment Company, and Cliffs Natural Resources, Inc., which operate in the coal, oil and gas, and iron ore businesses, respectively, were among the fund's largest detractors during the six-month period.

What elements of the fund's positioning helped performance?

The fund's position in the bonds of tw telecom holdings, Inc. (formerly Time Warner Telecommunications) performed well during the past six months, as investors were attracted by its defensive business and stable cash flows. A position in the bonds of Toys R Us, Inc. also rose in

QUALITY COMPOSITION AS OF 11/30/14 (%)

5

"...we remain focused on using credit research to identify the most compelling investment opportunities for the fund."

value, reflecting investors' confidence in the company's new management team. We sold the Toys R Us position before the close of the period.

The fund also benefited from its exposure to the bonds of the credit card processor First Data Corp., which appreciated after private-equity investors purchased a stake in the company's shares.

The paper producer Sappi Papier Holding GmbH, which benefited from improving operational results and the security's above-average interest-rate sensitivity, and the telecommunications provider Frontier Communications Corp., which acquired assets from AT&T Inc., also performed well for the fund.

What are some notable elements of the fund's positioning?

The fund closed the period with a fairly defensive positioning, with a reduced weighting in CCC-rated securities, a slight underweight in the energy sector, and an overweight position in the wireless telecommunications industry. We favored the wireless segment due to the stable income streams and robust cash flows for companies in the industry.

The fund was also overweight in the auto and transportation services group, where we found many companies that were well positioned to benefit from the improving U.S. economy.

The fund held approximately 13.8% of net assets outside of the high-yield sector as of November 30, 2014. This segment of the portfolio encompasses floating-rate senior loans, preferred stocks, capital preferred securities, and a small position in common stocks. In some cases, these holdings

TOP 10 ISSUERS AS OF 11/30/14 (%)

T-Mobile USA, Inc.	1.6
Sprint Nextel Corp.	1.5
DISH DBS Corp.	1.5
iHeartCommunications, Inc.	1.5
Intelsat Luxembourg SA	1.2
JPMorgan Chase & Company	1.2
Navios Maritime Holdings, Inc.	1.1
Wells Fargo & Company	1.1
Frontier Communications Corp.	1.0
Zions Bancorporation	1.0
Total	12.7
As a percentage of net assets.
Cash and cash equivalents are not included.

6

offered more compelling risk-reward opportunities than other types of securities in companies' capital structures.

High-yield bonds experienced volatility during the past six months, and they finished with returns below what many investors may have become accustomed to in recent years. Still, we believe the fundamental backdrop remains favorable, and we expect that high-yield bonds will continue to see robust investor demand at a time of low interest rates. In this environment, we remain focused on using credit research to identify the most compelling investment opportunities for the fund.

MANAGED BY

John F. Addeo, CFA On the fund since 2012 Investing since 1984
Dennis F. McCafferty, CFA On the fund since 2009 Investing since 1995
Joseph E. Rizzo On the fund since 2008 Investing since 1994

The views expressed in this report are exclusively those of John F. Addeo, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-14	as of 11-30-14
Class A	-1.15	9.62	5.02	-6.00	58.32	63.23	5.78	5.78
Class B	-2.67	9.39	4.83	-7.30	56.64	60.33	5.22	5.22
Class C	0.94	9.62	4.65	-3.76	58.30	57.55	5.27	5.26
Class I2,3	3.20	10.81	5.78	-2.07	67.05	75.42	6.26	6.21
Class NAV[2,3]	3.35	11.00	5.92	-2.00	68.48	77.68	6.43	6.42
Index†	4.60	9.87	7.93	-0.71	60.12	114.42	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class NAV
Gross (%)	0.98	1.75	1.72	0.72	0.55
Net (%)	0.98	1.75	1.72	0.72	0.55

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bank of America Merrill Lynch U.S. High Yield Master II Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Focused High Yield Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bank of America Merrill Lynch U.S. High Yield Master II Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	11-30-04	16,033	16,033	21,442
Class C4	11-30-04	15,755	15,755	21,442
Class I2,3	11-30-04	17,542	17,542	21,442
Class NAV[2,3]	11-30-04	17,768	17,768	21,442

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Bank of America Merrill Lynch U.S. High Yield Master II Index is an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effects of reimbursements and waivers.
2	Class I shares were first offered on 8-27-07; Class NAV shares were first offered on 10-21-13. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I and Class NAV shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2014, with the same investment held until November 30, 2014.

	Account value on 6-1-2014	Ending value on 11-30-2014	Expenses paid during period ended 11-30-2014[1]	Annualized expense ratio
Class A	$1,000.00	$978.10	$4.71	0.95%
Class B	1,000.00	974.30	8.61	1.74%
Class C	1,000.00	971.80	8.45	1.71%
Class I	1,000.00	979.30	3.57	0.72%
Class NAV	1,000.00	980.00	2.73	0.55%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2014, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2014, with the same investment held until November 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 6-1-2014	Ending value on 11-30-2014	Expenses paid during period ended 11-30-2014[1]	Annualized expense ratio
Class A	$1,000.00	$1,020.30	$4.81	0.95%
Class B	1,000.00	1,016.30	8.79	1.74%
Class C	1,000.00	1,016.50	8.64	1.71%
Class I	1,000.00	1,021.50	3.65	0.72%
Class NAV	1,000.00	1,022.30	2.79	0.55%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

11

Fund's investments

As of 11-30-14 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 80.8%				$694,171,786
(Cost $715,987,940)
Consumer discretionary 15.0%				128,911,990
Auto components 2.0%
Allison Transmission, Inc. (S)	7.125	05-15-19	1,875,000	1,968,750
Dana Holding Corp.	6.000	09-15-23	5,805,000	6,080,738
Lear Corp.	5.250	01-15-25	5,275,000	5,275,000
The Goodyear Tire & Rubber Company	7.000	05-15-22	3,385,000	3,664,263
Automobiles 1.0%
Chrysler Group LLC	8.250	06-15-21	5,550,000	6,188,236
Jaguar Land Rover Automotive PLC (S)	8.125	05-15-21	2,500,000	2,753,125
Hotels, restaurants and leisure 1.3%
GLP Capital LP	4.875	11-01-20	4,000,000	4,070,000
Mohegan Tribal Gaming Authority	9.750	09-01-21	6,515,000	6,726,738
Waterford Gaming LLC (H)(S)	8.625	09-15-49	1,976,301	150,908
Household durables 1.1%
Brookfield Residential Properties, Inc. (S)	6.125	07-01-22	2,900,000	3,045,000
Brookfield Residential Properties, Inc. (S)	6.500	12-15-20	2,535,000	2,687,100
Modular Space Corp. (S)	10.250	01-31-19	4,160,000	4,180,800
Media 5.3%
Altice SA (S)	7.750	05-15-22	4,235,000	4,377,931
AMC Entertainment, Inc.	5.875	02-15-22	4,345,000	4,453,625
CCO Holdings LLC	7.375	06-01-20	1,600,000	1,714,000
CCOH Safari LLC	5.750	12-01-24	3,500,000	3,521,875
Cequel Communications Holdings I LLC (S)	6.375	09-15-20	1,750,000	1,815,625
DISH DBS Corp. (S)	5.875	11-15-24	1,600,000	1,612,000
DISH DBS Corp.	6.750	06-01-21	6,000,000	6,517,500
DISH DBS Corp.	7.875	09-01-19	4,150,000	4,741,375
iHeartCommunications, Inc., PIK	14.000	02-01-21	4,825,975	3,957,300
Sinclair Television Group, Inc.	6.375	11-01-21	3,825,000	3,949,313
Virgin Media Finance PLC (S)	6.375	04-15-23	3,000,000	3,195,000
Virgin Media Secured Finance PLC (S)	5.375	04-15-21	1,800,000	1,856,250
WMG Acquisition Corp. (S)	6.750	04-15-22	3,830,000	3,715,100
Specialty retail 2.9%
Conn's, Inc. (S)	7.250	07-15-22	4,250,000	3,686,875
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	8,700,000	7,917,000
L Brands, Inc.	5.625	10-15-23	4,000,000	4,350,000
L Brands, Inc.	6.950	03-01-33	3,000,000	3,090,000
Outerwall, Inc.	6.000	03-15-19	5,650,000	5,565,250
Textiles, apparel and luxury goods 1.4%
Hot Topic, Inc. (S)	9.250	06-15-21	3,945,000	4,231,013

12SEE NOTES TO FINANCIAL STATEMENTS

PVH Corp.	4.500	12-15-22	5,510,000	$5,482,450
Quiksilver, Inc. (S)	7.875	08-01-18	2,665,000	2,371,850
Consumer staples 4.3%				37,364,348
Food products 1.5%
Barry Callebaut Services NV (S)	5.500	06-15-23	2,550,000	2,706,749
HJ Heinz Company	4.250	10-15-20	4,505,000	4,561,763
JBS Investments GmbH (S)	7.750	10-28-20	1,890,000	2,050,650
Southern States Cooperative, Inc. (S)	10.000	08-15-21	4,225,000	4,098,250
Household products 0.6%
Harbinger Group, Inc.	7.875	07-15-19	4,665,000	5,026,538
Personal products 0.7%
Avon Products, Inc.	5.000	03-15-23	1,753,000	1,612,760
Avon Products, Inc.	6.950	03-15-43	2,000,000	1,655,000
Revlon Consumer Products Corp.	5.750	02-15-21	2,500,000	2,531,250
Tobacco 1.5%
Alliance One International, Inc.	9.875	07-15-21	6,955,000	6,589,863
Vector Group, Ltd.	7.750	02-15-21	6,090,000	6,531,525
Energy 10.5%				89,801,048
Energy equipment and services 2.0%
Calfrac Holdings LP (S)	7.500	12-01-20	1,980,000	1,782,000
Key Energy Services, Inc.	6.750	03-01-21	4,354,000	3,352,580
Parker Drilling Company	7.500	08-01-20	2,280,000	1,915,200
Permian Holdings, Inc. (S)	10.500	01-15-18	4,230,000	4,018,500
RKI Exploration & Production LLC (S)	8.500	08-01-21	3,910,000	3,714,500
Teine Energy, Ltd. (S)	6.875	09-30-22	2,490,000	2,315,700
Oil, gas and consumable fuels 8.5%
Access Midstream Partners LP	4.875	03-15-24	4,955,000	5,054,100
American Energy-Permian Basin LLC (S)	7.125	11-01-20	2,240,000	1,814,400
Arch Coal, Inc.	7.250	06-15-21	8,225,000	3,002,125
Arch Coal, Inc. (S)	8.000	01-15-19	5,320,000	3,617,600
Carrizo Oil & Gas, Inc.	7.500	09-15-20	3,000,000	3,045,000
Clayton Williams Energy, Inc.	7.750	04-01-19	3,505,000	3,399,850
Consolidated Energy Finance SA (S)	6.750	10-15-19	3,400,000	3,408,500
CSI Compressco LP (S)	7.250	08-15-22	3,140,000	2,857,400
Energy XXI Gulf Coast, Inc. (S)	6.875	03-15-24	1,695,000	1,271,250
EP Energy LLC	7.750	09-01-22	6,145,000	6,267,900
Global Partners LP (S)	6.250	07-15-22	3,495,000	3,468,788
Linn Energy LLC	6.500	09-15-21	3,295,000	2,850,175
MarkWest Energy Partners LP	4.875	12-01-24	2,600,000	2,561,000
Midstates Petroleum Company, Inc.	9.250	06-01-21	3,606,000	2,992,980
Petroleos de Venezuela SA	5.375	04-12-27	7,350,000	3,116,400

SEE NOTES TO FINANCIAL STATEMENTS13

Petroleos de Venezuela SA (S)	8.500	11-02-17	1,875,000	$1,312,500
Rex Energy Corp. (S)	6.250	08-01-22	2,790,000	2,413,350
Samson Investment Company	9.750	02-15-20	5,940,000	3,430,350
SandRidge Energy, Inc.	7.500	03-15-21	2,250,000	1,800,000
Seventy Seven Energy, Inc. (S)	6.500	07-15-22	4,300,000	3,289,500
Sidewinder Drilling, Inc. (S)	9.750	11-15-19	3,480,000	3,079,800
Summit Midstream Holdings LLC	7.500	07-01-21	1,880,000	2,030,400
Tesoro Logistics LP (S)	6.250	10-15-22	860,000	877,200
Tullow Oil PLC (S)	6.000	11-01-20	6,525,000	5,742,000
Financials 11.5%				98,373,595
Banks 4.2%
Agromercantil Senior Trust (S)	6.250	04-10-19	3,750,000	3,871,875
Banco Regional S.A.E.C.A. (S)	8.125	01-24-19	1,925,000	2,061,059
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)	5.950	01-30-23	7,575,000	7,537,125
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24	2,250,000	2,336,072
HSBC Holdings PLC (5.625% to 01-17-2020, then 5 Year ISDAFIX + 3.626%) (Q)	5.625	01-17-20	1,565,000	1,588,475
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 year U.S. Swap Rate + 4.760%) (Q)	7.500	06-27-24	4,500,000	4,623,750
Societe Generale SA (6.000% to 1-27-20, then 5 Year U.S. Swap Rate + 4.067%) (Q)(S)	6.000	01-27-20	4,650,000	4,390,530
VTB Bank OJSC (9.500% to 12-6-22, then 10 Year U.S. Treasury + 8.067%) (Q)(S)	9.500	12-06-22	4,800,000	3,912,960
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900	06-15-24	3,560,000	3,662,350
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800	06-15-23	1,740,000	1,655,610
Capital markets 0.9%
E*TRADE Financial Corp.	6.375	11-15-19	1,795,000	1,920,650
Morgan Stanley (5.450% to 7-15-19, then 3 month LIBOR + 3.610%) (Q)	5.450	07-15-19	2,270,000	2,287,025
Walter Investment Management Corp.	7.875	12-15-21	4,000,000	3,600,000
Consumer finance 1.7%
Cash America International, Inc.	5.750	05-15-18	3,176,000	3,303,040
Credit Acceptance Corp. (S)	6.125	02-15-21	2,885,000	3,000,400
Enova International, Inc. (S)	9.750	06-01-21	2,550,000	2,575,500
First Cash Financial Services, Inc.	6.750	04-01-21	1,940,000	2,017,600
Springleaf Finance Corp.	6.000	06-01-20	3,500,000	3,613,750
Diversified financial services 2.9%
Alfa Bank OJSC (S)	7.500	09-26-19	4,390,000	4,082,700

14SEE NOTES TO FINANCIAL STATEMENTS

JPMorgan Chase & Company (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150	05-01-23	10,725,000	$10,269,188
McGraw-Hill Financial, Inc.	6.550	11-15-37	2,525,000	2,797,829
Nationstar Mortgage LLC	6.500	06-01-22	5,750,000	5,261,250
Nationstar Mortgage LLC	7.875	10-01-20	2,550,000	2,454,375
Real estate investment trusts 0.7%
DuPont Fabros Technology LP	5.875	09-15-21	3,715,000	3,854,313
Iron Mountain, Inc.	6.000	08-15-23	2,000,000	2,095,000
Real estate management and development 0.8%
Forestar USA Real Estate Group, Inc. (S)	8.500	06-01-22	1,385,000	1,407,506
Rialto Holdings LLC (S)	7.000	12-01-18	5,475,000	5,598,188
Thrifts and mortgage finance 0.3%
Ladder Capital Finance Holdings LLLP (S)	5.875	08-01-21	2,635,000	2,595,475
Health care 6.0%				51,786,318
Health care equipment and supplies 0.3%
Crimson Merger Sub, Inc. (S)	6.625	05-15-22	3,000,000	2,797,500
Health care providers and services 3.6%
BioScrip, Inc. (S)	8.875	02-15-21	2,320,000	2,151,800
Community Health Systems, Inc.	6.875	02-01-22	3,020,000	3,197,425
Covenant Surgical Partners, Inc. (S)	8.750	08-01-19	2,538,000	2,531,655
DaVita Healthcare Partners, Inc.	5.125	07-15-24	4,325,000	4,435,828
Gentiva Health Services, Inc.	11.500	09-01-18	4,260,000	4,547,550
HCA, Inc.	5.250	04-15-25	4,300,000	4,429,000
Select Medical Corp.	6.375	06-01-21	6,000,000	6,120,000
Tenet Healthcare Corp.	6.000	10-01-20	3,100,000	3,297,625
Pharmaceuticals 2.1%
Endo Finance LLC (S)	7.250	01-15-22	3,583,000	3,833,810
Grifols Worldwide Operations, Ltd. (S)	5.250	04-01-22	5,100,000	5,253,000
Mallinckrodt International Finance SA (S)	5.750	08-01-22	2,270,000	2,321,075
Valeant Pharmaceuticals International, Inc. (S)	5.625	12-01-21	4,225,000	4,267,250
Valeant Pharmaceuticals International, Inc. (S)	7.500	07-15-21	2,410,000	2,602,800
Industrials 6.8%				58,022,869
Aerospace and defense 0.5%
Huntington Ingalls Industries, Inc. (S)	5.000	12-15-21	1,290,000	1,310,963
TransDigm, Inc.	6.500	07-15-24	3,000,000	3,060,000
Airlines 1.5%
AerCap Ireland Capital, Ltd. (S)	4.500	05-15-21	4,250,000	4,303,125
Air Canada (S)	8.750	04-01-20	2,480,000	2,728,000
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600	01-15-22	3,302,770	3,368,825
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	1,935,111	2,167,324

SEE NOTES TO FINANCIAL STATEMENTS15

Building products 0.3%
Associated Materials LLC	9.125	11-01-17	3,375,000	$2,868,750
Machinery 1.3%
Navistar International Corp.	8.250	11-01-21	7,880,000	8,116,400
Trinity Industries, Inc.	4.550	10-01-24	2,685,000	2,648,667
Marine 1.3%
Global Ship Lease, Inc. (S)	10.000	04-01-19	1,625,000	1,681,875
Navios Maritime Acquisition Corp. (S)	8.125	11-15-21	4,995,000	5,094,900
Navios Maritime Holdings, Inc. (S)	7.375	01-15-22	4,130,000	3,985,450
Oil, gas and consumable fuels 0.5%
Teekay Offshore Partners LP	6.000	07-30-19	4,945,000	4,722,475
Road and rail 0.5%
The Hertz Corp.	6.250	10-15-22	4,500,000	4,556,250
Trading companies and distributors 0.5%
Aircastle, Ltd.	5.125	03-15-21	4,065,000	4,105,650
Transportation infrastructure 0.4%
CHC Helicopter SA	9.250	10-15-20	3,271,500	3,304,215
Information technology 4.0%				34,787,732
Communications equipment 0.3%
Altice Financing SA (S)	6.500	01-15-22	2,340,000	2,363,400
Electronic equipment, instruments and components 0.6%
Zebra Technologies Corp. (S)	7.250	10-15-22	4,785,000	5,113,969
Internet software and services 0.7%
Ancestry.com, Inc., PIK (S)	9.625	10-15-18	3,415,000	3,389,388
IAC/InterActiveCorp	4.875	11-30-18	2,940,000	3,020,850
IT services 1.0%
Alliance Data Systems Corp. (S)	5.375	08-01-22	3,500,000	3,508,750
Brightstar Corp. (S)	7.250	08-01-18	4,850,000	5,225,875
Semiconductors and semiconductor equipment 0.4%
Advanced Micro Devices, Inc.	7.000	07-01-24	4,500,000	3,847,500
Software 1.0%
Activision Blizzard, Inc. (S)	5.625	09-15-21	2,750,000	2,935,625
First Data Corp.	11.750	08-15-21	4,650,000	5,382,375
Materials 9.8%				84,193,982
Building materials 0.3%
Building Materials Corp. of America (S)	5.375	11-15-24	2,790,000	2,790,000
Chemicals 2.8%
Ashland, Inc.	6.875	05-15-43	4,000,000	4,300,000
Chemtura Corp.	5.750	07-15-21	4,325,000	4,281,750
Hexion US Finance Corp.	8.875	02-01-18	6,000,000	5,670,000

16SEE NOTES TO FINANCIAL STATEMENTS

Hexion US Finance Corp.	9.000	11-15-20	3,543,000	$2,887,545
Huntsman International LLC (S)	5.125	11-15-22	2,785,000	2,785,000
Rentech Nitrogen Partners LP (S)	6.500	04-15-21	4,270,000	4,099,200
Construction materials 0.6%
American Gilsonite Company (S)	11.500	09-01-17	1,920,000	1,929,600
US Concrete, Inc.	8.500	12-01-18	3,160,000	3,381,200
Containers and packaging 1.9%
Ardagh Finance Holdings SA, PIK (S)	8.625	06-15-19	2,190,000	2,255,700
Ball Corp.	4.000	11-15-23	4,575,000	4,392,000
Ball Corp.	5.000	03-15-22	2,755,000	2,851,425
Consolidated Container Company LLC (S)	10.125	07-15-20	3,900,000	3,549,000
Graphic Packaging International, Inc.	4.875	11-15-22	2,650,000	2,663,250
Metals and mining 3.6%
ALROSA Finance SA (S)	7.750	11-03-20	2,400,000	2,379,000
Cia Minera Ares SAC (S)	7.750	01-23-21	4,255,000	4,504,981
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22	3,500,000	3,132,500
HudBay Minerals, Inc.	9.500	10-01-20	2,470,000	2,556,450
MMC Norilsk Nickel OJSC (S)	5.550	10-28-20	3,900,000	3,744,000
Rain CII Carbon LLC (S)	8.000	12-01-18	7,565,000	7,791,950
Thompson Creek Metals Company, Inc.	7.375	06-01-18	7,535,000	6,875,688
Paper and forest products 0.6%
Sappi Papier Holding GmbH (S)	7.750	07-15-17	3,209,000	3,473,743
Tembec Industries, Inc. (S)	9.000	12-15-19	1,900,000	1,900,000
Telecommunication services 11.0%				94,220,116
Diversified telecommunication services 7.2%
CenturyLink, Inc.	6.750	12-01-23	2,500,000	2,775,000
Cincinnati Bell, Inc.	8.375	10-15-20	4,525,000	4,824,781
Frontier Communications Corp.	6.250	09-15-21	1,620,000	1,654,506
Frontier Communications Corp.	7.625	04-15-24	6,650,000	7,032,375
HC2 Holdings, Inc. (S)	11.000	12-01-19	2,000,000	1,990,000
Inmarsat Finance PLC (S)	4.875	05-15-22	4,735,000	4,723,163
Intelsat Luxembourg SA	8.125	06-01-23	9,885,000	10,329,825
T-Mobile USA, Inc.	6.125	01-15-22	1,563,000	1,590,353
T-Mobile USA, Inc.	6.250	04-01-21	1,880,000	1,927,000
T-Mobile USA, Inc.	6.375	03-01-25	2,400,000	2,436,000
T-Mobile USA, Inc.	6.731	04-28-22	3,165,000	3,275,775
T-Mobile USA, Inc.	6.836	04-28-23	4,015,000	4,175,600
tw telecom holdings, Inc.	6.375	09-01-23	2,730,000	3,112,200
Wind Acquisition Finance SA (S)	7.375	04-23-21	5,000,000	4,812,500
Windstream Corp.	6.375	08-01-23	7,300,000	7,044,500

SEE NOTES TO FINANCIAL STATEMENTS17

Wireless telecommunication services 3.8%
Digicel Group, Ltd. (S)	7.125	04-01-22		4,800,000	$4,692,000
Digicel Group, Ltd. (S)	8.250	09-30-20		3,650,000	3,741,250
Digicel, Ltd. (S)	7.000	02-15-20		2,125,000	2,183,438
SBA Communications Corp. (S)	4.875	07-15-22		3,510,000	3,413,475
SoftBank Corp. (S)	4.500	04-15-20		5,200,000	5,187,000
Sprint Communications, Inc.	6.000	11-15-22		5,500,000	5,293,750
Sprint Communications, Inc.	7.000	08-15-20		3,965,000	4,064,125
Sprint Communications, Inc.	8.375	08-15-17		2,000,000	2,207,500
Sprint Corp.	7.250	09-15-21		1,700,000	1,734,000
Utilities 1.9%					16,709,788
Electric utilities 1.6%
Dynegy Finance I, Inc. (S)	7.625	11-01-24		5,195,000	5,493,713
Dynegy Finance I/II, Inc. (S)	7.375	11-01-22		2,270,000	2,389,175
NRG Energy, Inc.	6.625	03-15-23		3,000,000	3,142,500
NRG Yield Operating LLC (S)	5.375	08-15-24		2,460,000	2,496,900
Independent power and renewable electricity producers 0.3%
Calpine Corp. (S)	5.875	01-15-24		3,000,000	3,187,500
Foreign government obligations 0.5%					$3,980,210
(Cost $4,471,894)
Brazil 0.5%					3,980,210
Federative Republic of Brazil	10.000	01-01-21	BRL	10,600,000	3,980,210
Term loans (M) 5.2%					$44,279,743
(Cost $45,160,960)
Consumer discretionary 1.7%					14,391,230
Auto components 0.2%
Metaldyne Performance Group, Inc.	4.500	10-20-21		1,550,000	1,554,360
Hotels, restaurants and leisure 0.5%
Centaur Acquisition LLC	8.750	02-20-20		2,300,000	2,317,250
Fontainebleau Las Vegas Holdings LLC (H)	TBD	06-06-15		2,376,576	653,558
Twin River Management Group, Inc.	5.250	07-10-20		1,351,613	1,352,738
Media 1.0%
iHeartCommunications, Inc.	6.906	01-30-19		9,072,237	8,513,324
Energy 1.4%					12,315,845
Oil, gas and consumable fuels 1.4%
Boomerang Tube LLC	11.000	10-11-17		3,600,000	3,217,500
Oxbow Carbon & Minerals LLC	8.000	01-17-20		5,500,000	5,307,500
Sabine Oil & Gas LLC	8.750	12-31-18		4,143,000	3,790,845

18SEE NOTES TO FINANCIAL STATEMENTS

Industrials 1.2%				$9,817,968
Aerospace and defense 0.4%
WP CPP Holdings LLC	4.750	12-27-19	2,947,500	2,934,605
Commercial services and supplies 0.6%
Capital Safety North America Holdings, Inc.	6.500	03-28-22	1,100,000	1,076,625
UTEX Industries, Inc.	5.000	05-22-21	4,389,000	4,334,138
Road and rail 0.2%
Aegis Toxicology Corp.	9.500	08-24-21	1,480,000	1,472,600
Information technology 0.6%				4,910,234
Software 0.6%
BMC Software Finance, Inc.	5.000	09-10-20	1,963,444	1,931,984
First Data Corp. (T)	TBD	03-24-21	3,000,000	2,978,250
Materials 0.3%				2,844,466
Construction materials 0.3%
Doncasters Group, Ltd.	9.500	10-09-20	2,855,172	2,844,466
Capital preferred securities 0.4%				$3,724,838
(Cost $3,715,660)
Financials 0.4%				3,724,838
Goldman Sachs Capital II (P)(Q)	4.000	01-05-15	1,875,000	1,399,219
Goldman Sachs Capital III (P)(Q)	4.000	01-05-15	1,875,000	1,399,219
Mellon Capital IV (P)(Q)	4.000	01-05-15	1,158,000	926,400
Collateralized mortgage obligations 1.0%				$8,706,507
(Cost $5,586,105)
Commercial and residential 1.0%				8,706,507
Banc of America Re-Remic Trust Series 2013-DSNY, Class F (P) (S)	3.655	09-15-26	1,000,000	1,004,191
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (S)	0.350	05-19-47	125,681,193	1,335,363
Series 2007-4, Class ES IO	0.349	07-19-47	136,628,358	1,366,284
Series 2007-6, Class ES IO (S)	0.343	08-19-37	107,489,112	1,142,072
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	3.906	11-05-30	3,858,096	3,858,597
			Shares	Value
Common stocks 1.6%				$13,795,486
(Cost $46,332,016)
Consumer discretionary 1.1%				9,129,953
Auto components 0.1%
Cooper Tire & Rubber Company			15,000	508,950
Automobiles 0.3%
General Motors Company			81,190	2,714,182

SEE NOTES TO FINANCIAL STATEMENTS19

Diversified consumer services 0.1%
H&R Block, Inc.	28,000	$941,920
Hotels, restaurants and leisure 0.0%
Trump Entertainment Resorts, Inc. (I)	557,205	1
Media 0.6%
Granite Broadcasting Corp. (I)	11,688	58
Sirius XM Canada Holdings, Inc. (I)	1,051,351	4,964,841
Vertis Holdings, Inc. (I)	560,094	1
Industrials 0.0%		0
Machinery 0.0%
Glasstech, Inc., Class B (I)	4,430	0
Glasstech, Inc., Class C (I)	10	0
Materials 0.5%		4,665,533
Chemicals 0.3%
Huntsman Corp.	103,910	2,651,783
Metals and mining 0.2%
Freeport-McMoRan Copper & Gold, Inc.	75,000	2,013,750
	Shares	Value
Preferred securities 6.2%		$53,592,849
(Cost $59,690,760)
Consumer staples 0.3%		2,405,708
Food products 0.3%
Tyson Foods, Inc., 4.750%	45,823	2,405,708
Financials 4.2%		35,891,257
Banks 2.8%
Bank of America Corp., Series L, 7.250%	5,187	6,164,231
FNB Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%)	113,150	3,139,913
Regions Financial Corp., 6.375%	75,014	1,877,600
Wells Fargo & Company, Series L, 7.500%	4,436	5,412,142
Zions Bancorporation, 7.900%	116,066	3,201,100
Zions Bancorporation (6.300% to 3-15-23, then 3 month LIBOR + 4.240%)	147,650	3,797,558
Consumer finance 0.7%
Ally Financial, Inc., 7.000% (S)	6,200	6,223,444
Insurance 0.5%
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	135,435	4,151,083
Real estate investment trusts 0.2%
Weyerhaeuser Company, 6.375%	32,780	1,924,186

20SEE NOTES TO FINANCIAL STATEMENTS

Industrials 0.1%		$640,383
Machinery 0.1%
Glasstech, Inc., Series A (I)	144	143,613
Glasstech, Inc., Series B (I)	4,475	496,770
Materials 0.4%		3,818,575
Metals and mining 0.4%
ArcelorMittal, 6.000%	32,920	642,598
Cliffs Natural Resources, Inc., 7.000%	170,850	1,503,480
Thompson Creek Metals Company, Inc., 6.500%	160,817	1,672,497
Utilities 1.2%		10,836,926
Electric utilities 0.6%
Exelon Corp., 6.500%	34,990	1,826,128
NextEra Energy, Inc., 5.799%	69,752	3,923,550
Multi-utilities 0.6%
Dominion Resources, Inc., 6.125%	87,200	5,087,248
	Shares	Value
Warrants 0.0%		$14
(Cost $0)
Mood Media Corp. (Expiration Date: 5-6-16; Strike Price: $3.50) (I)	293,630	14
	Par value	Value
Short-term investments 3.0%		$26,071,000
(Cost $26,071,000)
Repurchase agreement 3.0%		26,071,000
Barclays Tri-Party Repurchase Agreement dated 11-28-14 at 0.060% to be repurchased at $24,816,124 on 12-1-14, collateralized by $25,032,300 U.S. Treasury Inflation Indexed Notes, 0.125% due 1-15-23 (valued at $25,312,448, including interest)	24,816,000	24,816,000
Repurchase Agreement with State Street Corp. dated 11-28-14 at 0.000% to be repurchased at $1,255,000 on 12-1-14, collateralized by $1,245,000 Federal Home Loan Bank, 2.875% due 6-14-24 (valued at $1,280,856, including interest)	1,255,000	1,255,000
Total investments (Cost $907,016,335)† 98.7%		$848,322,433
Other assets and liabilities, net 1.3%		$10,936,535
Total net assets 100.0%		$859,258,968

SEE NOTES TO FINANCIAL STATEMENTS21

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated. Key to Currency Abbreviation
BRL	Brazilian Real
Key to Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). The coupon rate shown represents the rate at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBD	To Be Determined
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $312,212,719 or 36.3% of the fund's net assets as of 11-30-14.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $908,335,393. Net unrealized depreciation aggregated $60,012,960, of which $17,340,961 related to appreciated investment securities and $77,353,921 related to depreciated investment securities.

22SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-14 (unaudited)

Assets
Investments, at value (Cost $907,016,335)	$848,322,433
Cash	87,048
Foreign currency, at value (Cost $2,393,493)	2,353,753
Receivable for investments sold	2,516,242
Receivable for fund shares sold	533,178
Receivable for forward foreign currency exchange contracts	321,782
Dividends and interest receivable	14,473,556
Other receivables and prepaid expenses	46,190
Total assets	868,654,182
Liabilities
Payable for investments purchased	7,088,708
Payable for forward foreign currency exchange contracts	33,075
Payable for fund shares repurchased	1,553,090
Distributions payable	389,697
Payable to affiliates
Accounting and legal services fees	32,668
Transfer agent fees	100,887
Distribution and service fees	30,981
Trustees' fees	2,535
Investment management fees	72
Other liabilities and accrued expenses	163,501
Total liabilities	9,395,214
Net assets	$859,258,968
Net assets consist of
Paid-in capital	$1,398,584,777
Undistributed net investment income	1,529,170
Accumulated net realized gain (loss) on investments and foreign currency transactions	(482,410,044)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(58,444,935)
Net assets	$859,258,968

SEE NOTES TO FINANCIAL STATEMENTS23

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($323,498,348 ÷ 86,842,038 shares)[1]	$3.73
Class B ($37,000,498 ÷ 9,928,206 shares)[1]	$3.73
Class C ($111,007,375 ÷ 29,821,858 shares)[1]	$3.72
Class I ($44,635,433 ÷ 12,006,127 shares)	$3.72
Class NAV ($343,117,314 ÷ 92,214,389 shares)	$3.72
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$3.89

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

24SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the six months ended 11-30-14 (unaudited)

Investment income
Interest	$30,875,741
Dividends	3,398,920
Less foreign taxes withheld	(190,342)
Total investment income	34,084,319
Expenses
Investment management fees	2,484,381
Distribution and service fees	1,235,902
Accounting and legal services fees	87,613
Transfer agent fees	349,423
Trustees' fees	11,045
State registration fees	45,385
Printing and postage	35,888
Professional fees	63,950
Custodian fees	64,349
Registration and filing fees	46,680
Other	12,772
Total expenses	4,437,388
Less expense reductions	(38,700)
Net expenses	4,398,688
Net investment income	29,685,631
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	19,047,198
19,047,198
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(66,605,935)
(66,605,935)
Net realized and unrealized loss	(47,558,737)
Decrease in net assets from operations	($17,873,106)

SEE NOTES TO FINANCIAL STATEMENTS25

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-14	Year ended 5-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$29,685,631	$60,159,366
Net realized gain	19,047,198	6,198,404
Change in net unrealized appreciation (depreciation)	(66,605,935)	16,927,554
Increase (decrease) in net assets resulting from operations	(17,873,106)	83,285,324
Distributions to shareholders
From net investment income
Class A	(11,363,620)	(25,468,400)
Class B	(1,174,602)	(2,823,963)
Class C	(3,399,773)	(7,315,756)
Class I	(1,621,720)	(4,509,866)
Class NAV	(14,838,020)	(25,618,354)
Total distributions	(32,397,735)	(65,736,339)
From fund share transactions	(301,464,108)	(17,836,882)
Issued in reorganization	—	585,992,142
Total from fund share transactions	(301,464,108)	568,155,260
Total increase (decrease)	(351,734,949)	585,704,245
Net assets
Beginning of period	1,210,993,917	625,289,672
End of period	$859,258,968	$1,210,993,917
Undistributed net investment income	$1,529,170	$4,241,274

26SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	11-30-14	[1]	5-31-14		5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$3.94		$3.90		$3.42	$3.96	$3.64	$2.46
Net investment income[2]	0.12		0.24		0.25	0.23	0.26	0.30
Net realized and unrealized gain (loss) on investments	(0.20)		0.06		0.47	(0.57)	0.38	1.22
Total from investment operations	(0.08)		0.30		0.72	(0.34)	0.64	1.52
Less distributions
From net investment income	(0.13)		(0.26)		(0.24)	(0.20)	(0.32)	(0.34)
Net asset value, end of period	$3.73		$3.94		$3.90	$3.42	$3.96	$3.64
Total return (%)[3,4]	(2.19	) [5]	8.00		21.81	(8.33)	18.42	64.42
Ratios and supplemental data
Net assets, end of period (in millions)	$323		$383		$402	$398	$650	$632
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	[6]	0.98		1.05	1.07	1.02	1.01
Expenses including reductions	0.95	[6]	0.97		1.05	1.07	1.02	0.99
Expenses including reductions and credits	0.95	[6]	0.97		1.05	1.07	1.02	0.98
Net investment income	5.94	[6]	6.25		6.87	6.62	6.89	9.23
Portfolio turnover (%)	29		75	[7]	103	46	51	92

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS27

Class B Shares Period ended	11-30-14	[1]	5-31-14		5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$3.94		$3.90		$3.42	$3.96	$3.63	$2.46
Net investment income[2]	0.10		0.21		0.22	0.20	0.24	0.27
Net realized and unrealized gain (loss) on investments	(0.20)		0.06		0.48	(0.56)	0.39	1.21
Total from investment operations	(0.10)		0.27		0.70	(0.36)	0.63	1.48
Less distributions
From net investment income	(0.11)		(0.23)		(0.22)	(0.18)	(0.30)	(0.31)
Net asset value, end of period	$3.73		$3.94		$3.90	$3.42	$3.96	$3.63
Total return (%)[3,4]	(2.57	) [5]	7.20		20.91	(9.02)	17.85	62.82
Ratios and supplemental data
Net assets, end of period (in millions)	$37		$44		$54	$53	$89	$94
Ratios (as a percentage of average net assets):
Expenses before reductions	1.74	[6]	1.75		1.80	1.82	1.77	1.76
Expenses including reductions	1.74	[6]	1.75		1.80	1.82	1.77	1.74
Expenses including reductions and credits	1.74	[6]	1.75		1.80	1.82	1.77	1.73
Net investment income	5.16	[6]	5.49		6.12	5.87	6.29	8.50
Portfolio turnover (%)	29		75	[7]	103	46	51	92

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.

28SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	11-30-14	[1]	5-31-14		5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$3.94		$3.90		$3.42	$3.96	$3.64	$2.46
Net investment income[2]	0.10		0.21		0.22	0.20	0.23	0.28
Net realized and unrealized gain (loss) on investments	(0.21)		0.06		0.48	(0.56)	0.39	1.21
Total from investment operations	(0.11)		0.27		0.70	(0.36)	0.62	1.49
Less distributions
From net investment income	(0.11)		(0.23)		(0.22)	(0.18)	(0.30)	(0.31)
Net asset value, end of period	$3.72		$3.94		$3.90	$3.42	$3.96	$3.64
Total return (%)[3,4]	(2.82	) [5]	7.21		20.92	(9.02)	17.55	63.26
Ratios and supplemental data
Net assets, end of period (in millions)	$111		$123		$130	$131	$219	$207
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72	[6]	1.73		1.80	1.82	1.77	1.76
Expenses including reductions	1.71	[6]	1.72		1.80	1.82	1.77	1.73
Expenses including reductions and credits	1.71	[6]	1.72		1.80	1.82	1.77	1.74
Net investment income	5.18	[6]	5.50		6.12	5.87	6.13	8.47
Portfolio turnover (%)	29		75	[7]	103	46	51	92

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.

SEE NOTES TO FINANCIAL STATEMENTS29

Class I Shares Period ended	11-30-14	[1]	5-31-14		5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$3.93		$3.90		$3.41	$3.96	$3.64	$2.46
Net investment income[2]	0.12		0.25		0.27	0.24	0.27	0.32
Net realized and unrealized gain (loss) on investments	(0.20)		0.05		0.48	(0.57)	0.39	1.21
Total from investment operations	(0.08)		0.30		0.75	(0.33)	0.66	1.53
Less distributions
From net investment income	(0.13)		(0.27)		(0.26)	(0.22)	(0.34)	(0.35)
Net asset value, end of period	$3.72		$3.93		$3.90	$3.41	$3.96	$3.64
Total return (%)[3]	(2.07	) [4]	8.05		22.58	(8.26)	18.85	64.98
Ratios and supplemental data
Net assets, end of period (in millions)	$45		$58		$40	$20	$60	$26
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	[5]	0.72		0.72	0.72	0.64	0.66
Expenses including reductions and credits	0.72	[5]	0.72		0.72	0.72	0.64	0.66
Net investment income	6.16	[5]	6.44		7.21	6.91	7.04	9.49
Portfolio turnover (%)	29		75	[6]	103	46	51	92

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Excludes merger activity.

30SEE NOTES TO FINANCIAL STATEMENTS

Class NAV Shares Period ended	11-30-14	[1]	5-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$3.93		$3.85
Net investment income[3]	0.12		0.15
Net realized and unrealized gain (loss) on investments	(0.20)		0.10
Total from investment operations	(0.08)		0.25
Less distributions
From net investment income	(0.13)		(0.17)
Net asset value, end of period	$3.72		$3.93
Total return (%)[4]	(2.00	) [5]	6.62	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$343		$603
Ratios (as a percentage of average net assets):
Expenses before reductions	0.56	[6]	0.56	[6]
Expenses including reductions	0.55	[6]	0.55	[6]
Expenses including reductions and credits	0.55	[6]	0.55	[6]
Net investment income	6.33	[6]	6.39	[6]
Portfolio turnover (%)	29		75	[7,8]

1	Six months ended 11-30-14. Unaudited.
2	The inception date for Class NAV shares is 10-21-13.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.
8	The portfolio turnover is shown for the period from 6-1-13 to 5-31-14.

SEE NOTES TO FINANCIAL STATEMENTS31

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Focused High Yield Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high current income. Capital appreciation is a secondary goal.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities

32

valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2014, by major security category or type:

	Total market value at 11-30-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$694,171,786	—	$694,020,878	$150,908
Foreign government obligations	3,980,210	—	3,980,210	—
Term loans	44,279,743	—	44,279,743	—
Capital preferred securities	3,724,838	—	3,724,838	—
Collateralized mortgage obligations	8,706,507	—	4,862,788	3,843,719
Common stocks	13,795,486	$8,830,643	4,964,841	2
Preferred securities	53,592,849	43,589,109	9,363,357	640,383
Warrants	14	—	14	—
Short-term investments	26,071,000	—	26,071,000	—
Total Investments in Securities	$848,322,433	$52,419,752	$791,267,669	$4,635,012
Other Financial Instruments
Forward Foreign Currency Contracts	$288,707	—	$288,707	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could

33

depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At November 30, 2014, the fund had $3,406,375 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2014 were $496. For the six months ended November 30, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution

34

and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2014, the fund has a capital loss carryforward of $499,898,056 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2014:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31				NO EXPIRATION DATE
2016	2017	2018	2019	SHORT-TERM	LONG-TERM
$6,152,875	$7,851,707	$125,324,964	$104,329,868	$9,009,133	$247,229,509

Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.

As of May 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards, partnerships, amortization and accretion on debt securities and merger related transactions.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing

35

evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended November 30, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the six months ended November 30, 2014, the fund held forward foreign currency contracts with U.S. dollar notional values ranging from $13.5 million to $21.6 million, as measured at each quarter end. The following table summarizes the contracts held at November 30, 2014.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	2,595,000	USD	2,301,960	State Street Bank and Trust Company	12/10/2014	—	($33,075)	($33,075)
USD	11,215,929	CAD	12,460,000	Toronto Dominion Bank	12/10/2014	$321,782	—	321,782
						$321,782	($33,075)	$288,707

Currency abbreviation
CAD	Canadian Dollar	USD	U.S. Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at November 30, 2014 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Foreign exchange contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$321,782	($33,075)

36

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2014:

Risk	Statement of operations location	Investments and foreign currency transactions*
Foreign exchange contracts	Net realized gain (loss)	($145,865)

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2014:

Risk	Statement of operations location	Investments and translation of assets and liabilities in foreign currencies*
Foreign exchange contracts	Change in unrealized appreciation (depreciation)	$678,027

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.6250% of the first $75 million of the fund's average daily net assets, (b) 0.5625% of the next $75 million of the fund's average daily net assets, (c) 0.5000% of the next $350 million of the fund's average daily net assets, (d) 0.4750% of the next $2 billion of the fund's average daily net assets and (e) 0.4500% of the fund's average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.85% and 0.72% for Class B and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's

37

business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will expire on September 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended November 30, 2014, these expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$12,726	Class I	$4,582
Class B	1,496	Class NAV	15,587
Class C	4,309	Total	$38,700

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2014 were equivalent to a net annual effective rate of 0.49% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2014 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $182,533 for the six months ended November 30, 2014. Of this amount, $24,540 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $144,490 was paid as sales commissions to broker-dealers and $13,503 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B, and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2014, CDSCs received by the Distributor amounted to $54, $31,168, and $2,922 for Class A, Class B, and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for

38

recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes, and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2014 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$437,643	$220,039	$15,228	$21,777
Class B	205,792	25,860	8,610	3,256
Class C	592,467	74,400	10,761	7,214
Class I	—	29,124	10,786	3,641
Total	$1,235,902	$349,423	$45,385	$35,888

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of assets and liabilities. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest expense
Borrower	$24,285,672	1	0.45%	$304

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2014 and for the year ended May 31, 2014 were as follows:

		Six months ended 11-30-14		Year ended 5-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	9,278,741	$36,015,340	21,915,067	$84,772,959
Distributions reinvested	2,556,353	9,839,994	5,725,328	22,144,623
Repurchased	(22,156,661)	(86,175,810)	(33,428,458)	(128,474,959)
Net decrease	(10,321,567)	($40,320,476)	(5,788,063)	($21,557,377)
Class B shares
Sold	156,498	$607,961	503,189	$1,949,881
Distributions reinvested	262,624	1,011,242	607,170	2,347,377
Repurchased	(1,676,720)	(6,474,361)	(3,647,723)	(14,084,249)
Net decrease	(1,257,598)	($4,855,158)	(2,537,364)	($9,786,991)

39

		Six months ended 11-30-14		Year ended 5-31-14
	Shares	Amount	Shares	Amount
Class C shares
Sold	1,271,083	$4,918,672	4,384,319	$16,954,691
Distributions reinvested	774,352	2,976,491	1,646,515	6,363,035
Repurchased	(3,427,967)	(13,217,155)	(8,183,867)	(31,545,854)
Net decrease	(1,382,532)	($5,321,992)	(2,153,033)	($8,228,128)
Class I shares
Sold	4,655,123	$18,068,366	18,772,707	$72,112,936
Distributions reinvested	355,165	1,366,441	1,027,372	3,975,455
Repurchased	(7,811,385)	(30,397,147)	(15,242,043)	(59,064,037)
Net increase (decrease)	(2,801,097)	($10,962,340)	4,558,036	$17,024,354
Class NAV shares[1]
Sold	1,005,239	$3,815,837	4,425,116	$17,193,559
Issued in reorganization	—	—	152,086,373	585,992,142
Distributions reinvested	3,845,676	14,838,020	6,575,705	25,618,354
Repurchased	(65,885,079)	(258,657,999)	(9,838,641)	(38,100,653)
Net increase (decrease)	(61,034,164)	($240,004,142)	153,248,553	$590,703,402
Total net increase (decrease)	(76,796,958)	($301,464,108)	147,328,129	$568,155,260

1 The inception date for Class NAV shares is 10-21-13.

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on November 30, 2014.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $279,815,070 and $567,741,012, respectively, for the six months ended November 30, 2014.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At November 30, 2014, funds within the John Hancock group of funds complex held 39.0% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Balanced Portfolio	20.0%
John Hancock Funds II Lifestyle Growth Portfolio	10.5%
John Hancock Funds II Lifestyle Moderate Portfolio	8.5%

Note 9 — Reorganization

On October 10, 2013, the shareholders of John Hancock Funds II High Income Fund (the Acquired fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the fund (the Acquiring fund) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired fund in exchange for shares of the Acquiring fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired fund; and (c) the distribution to Acquired fund's shareholders of such Acquiring fund's shares. The reorganization was intended to consolidate the Acquired fund with a fund with a similar objective and achieve potential economies of scale. As a result of the reorganization, the Acquiring fund is the legal and accounting survivor.

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Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired fund or its shareholders. Thus, the investments were transferred to the Acquiring fund at the Acquired fund's identified cost. All distributable amounts of net income and realized gains from the Acquired fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on October 18, 2013. The following outlines the reorganization:

Net asset value of the acquired fund	Net appreciation of the acquired fund's investments	Shares redeemed by the acquired fund	Shares issued by the acquiring fund	Acquiring fund's net assets prior to combination	Acquiring fund's total net assets after combination
$585,992,142	$13,129,324	72,478,190	152,086,373	$612,017,693	$1,198,009,835

Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired fund that have been included in the Acquiring fund's Statement of operations at May 31, 2014. See Note 6 for capital shares issued in connection with the above referenced reorganization.

Assuming the acquisition had been completed on June 1, 2013, the beginning of the reporting period, the Acquiring fund's pro forma results of operations for the year ended May 31, 2014 are as follows:

Net investment income	$65,739,125
Net realized and unrealized gain (loss)	34,739,280
Increase (decrease) in net assets from operations	$100,478,405

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CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Bond Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Focused High Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27-29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

42

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index and peer group average for the one- and five-year periods ended December 31, 2013 and underperformed for its benchmark index and peer group average for the three-year period

43

ended December 31, 2013. The Board noted the changes to the fund's portfolio management team in August 2011 and July 2012 and that performance has improved since that time. The Board concluded that the fund's performance has outperformed the historical performance of comparable funds and the fund's benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and total expenses are equal to the peer group median.

The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock fund complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor; and

44

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for the fund and each of the other John Hancock funds in the complex (except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):
The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of funds in the complex, which benefit from such overall management fee waiver through their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory

45

history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also considered any potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the Fund's subadvisory fee was lower than the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund has outperformed the historical performance of comparable funds and the fund's benchmark;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

46

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

47

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

48

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Growth Equity

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

INCOME FUNDS (continued)

Massachusetts Tax-Free Income

Money Market

New York Tax-Free Income

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION PORTFOLIOS

Income Allocation

Lifestyle Aggressive

Lifestyle Balanced

Lifestyle Conservative

Lifestyle Growth

Lifestyle Moderate

Retirement Choices (2010-2055)

Retirement Living (2010-2055)

Retirement Living II (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objective, risks, charges, and expenses are included in the prospectuses and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Focused High Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF209432	57SA 11/14 1/15

John Hancock

Global Short Duration Credit Fund

Semiannual report 11/30/14

A message to shareholders

Dear fellow shareholder,

Robust economic growth in the United States continues to set the standard globally. Unemployment has ratcheted down to pre-recession levels, consumer confidence and spending are rising, and inflation remains low. Bond markets have turned in positive performance against this backdrop as investors pursue yield where they can find it. Despite a 30-year bull market in bonds, many U.S. bond yields look compelling when compared with other developed markets around the world.

The coming year may likely present greater challenges for bond investors, however. The U.S. Federal Reserve (Fed) has signaled its intention to be patient in beginning to raise short-term interest rates. Once the Fed does raise the rates, it may have an adverse affect on many fixed-income portfolios, particularly those that invest in less-liquid markets. At John Hancock Investments, we are closely monitoring our fixed-income portfolios and communicating regularly with their portfolio managers about these issues. Now may also be a good time for you to discuss your fixed-income strategy with your financial advisor to determine if your portfolio continues to match your long-term goals.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us and wish you a happy and healthy 2015.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of November 30, 2014. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Short Duration Credit Fund

2	Portfolio summary
4	Your expenses
6	Fund's investments
17	Financial statements
21	Financial highlights
22	Notes to financial statements
30	More information

1

Portfolio Summary

INVESTMENT OBJECTIVE

The fund seeks to maximize total return consisting of current income and capital appreciation.

PORTFOLIO COMPOSITION AS OF 11/30/14 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Illiquid securities may be difficult to sell at a price approximately their value. Investments in higher yielding, lower-rated securities include a higher risk of default. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are affected by fluctuations in exchange rates. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Mortgage and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market's perception of issuer creditworthiness. Illiquid securities may be difficult to sell at a price approximating their value. Certain market conditions, including reduced trading volume, heightened volatility, or rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Loan participations and assignments involve additional risks, including credit, interest-rate, counterparty, liquidity, and lending risks. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectus for additional risks.

2

QUALITY COMPOSITION AS OF 11/30/14 (%)

SECTOR COMPOSITION AS OF 11/30/14 (%)

3

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2014, with the same investment held until November 30, 2014.

	Account value on 6-1-2014	Ending value on 11-30-2014	Expenses paid during period ended 11-30-2014[1]	Annualized expense ratio
Class NAV	$1,000.00	$984.60	$4.08	0.82%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2014, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

4

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2014, with the same investment held until November 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 6-1-2014	Ending value on 11-30-2014	Expenses paid during period ended 11-30-2014[1]	Annualized expense ratio
Class NAV	$1,000.00	$1,021.00	$4.15	0.82%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio (defined above) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

5

Fund's investments

As of 11-30-14 (unaudited)
	Rate (%)	Maturity date	Par value^		Value
Corporate bonds 85.7%					$341,481,513
(Cost $355,337,906)
Argentina 0.6%					2,208,796
Arcos Dorados Holdings, Inc. (S)	10.250	07-13-16	BRL	6,000,000	2,208,796
Australia 0.9%					3,392,500
FMG Resources August 2006 Pty, Ltd.	6.875	04-01-22		1,000,000	895,000
FMG Resources August 2006 Pty, Ltd.	8.250	11-01-19		2,700,000	2,497,500
Austria 1.0%					4,065,625
JBS Investments GmbH (S)	7.750	10-28-20		2,500,000	2,712,500
Sappi Papier Holding GmbH (S)	7.750	07-15-17		1,250,000	1,353,125
Barbados 0.1%					426,000
Columbus International, Inc. (S)	7.375	03-30-21		400,000	426,000
Bermuda 0.2%					893,000
Kosmos Energy, Ltd. (S)	7.875	08-01-21		950,000	893,000
Brazil 1.9%					7,488,262
Banco Santander Brasil SA (S)	8.000	03-18-16	BRL	1,000,000	373,961
Braskem Finance, Ltd.	6.450	02-03-24		2,015,000	2,105,675
Cia Brasileira de Aluminio (S)	4.750	06-17-24		1,750,000	1,709,750
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12-16-20		1,000,000	995,000
Odebrecht Finance, Ltd. (S)	8.250	04-25-18	BRL	2,250,000	756,178
Rio Oil Finance Trust Series 2014-1 (S)	6.250	07-06-24		500,000	508,113
TAM Capital, Inc.	7.375	04-25-17		500,000	522,250
Vale Overseas, Ltd.	4.625	09-15-20		500,000	517,335
Canada 2.3%					9,305,875
Air Canada (S)	8.750	04-01-20		1,750,000	1,925,000
Cascades, Inc.	7.875	01-15-20		240,000	250,200
CHC Helicopter SA	9.250	10-15-20		2,587,500	2,613,375
HudBay Minerals, Inc.	9.500	10-01-20		840,000	869,400
Mercer International, Inc. (S)	7.000	12-01-19		2,250,000	2,272,500
Teine Energy, Ltd. (S)	6.875	09-30-22		780,000	725,400
Tembec Industries, Inc. (S)	9.000	12-15-19		650,000	650,000
Cayman Islands 1.1%					4,414,548
BCP Singapore VI Cayman Financing Company, Ltd. (S)	8.000	04-15-21		1,000,000	1,022,500
Champion MTN, Ltd.	3.750	01-17-23		400,000	374,773
China Overseas Grand Oceans Finance Cayman II, Ltd.	5.125	01-23-19		1,527,000	1,575,380
Fibria Overseas Finance, Ltd.	5.250	05-12-24		500,000	502,500

6SEE NOTES TO FINANCIAL STATEMENTS

Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750	10-01-22	953,700	$939,395
Chile 0.2%				747,188
Empresa Electrica Angamos SA (S)	4.875	05-25-29	750,000	747,188
China 8.5%				34,035,673
Agile Property Holdings, Ltd.	8.375	02-18-19	2,700,000	2,544,291
Agile Property Holdings, Ltd.	8.875	04-28-17	800,000	780,000
Central China Real Estate, Ltd.	6.500	06-04-18	800,000	787,163
Chalieco Hong Kong Corp., Ltd. (6.875% to 2-28-17, then 3 Year CMT + 11.152%) (Q)	6.875	02-28-17	2,500,000	2,581,250
China SCE Property Holdings, Ltd.	11.500	11-14-17	3,000,000	3,127,500
China Shanshui Cement Group, Ltd.	8.500	05-25-16	1,200,000	1,246,500
China Shanshui Cement Group, Ltd.	10.500	04-27-17	2,000,000	2,140,000
Country Garden Holdings Company, Ltd.	7.250	04-04-21	1,000,000	987,500
Country Garden Holdings Company, Ltd.	7.875	05-27-19	2,500,000	2,600,000
Geely Automobile Holdings, Ltd. (S)	5.250	10-06-19	2,000,000	2,050,000
Greenland Hong Kong Holdings, Ltd.	4.750	10-18-16	1,000,000	1,006,250
Kaisa Group Holdings, Ltd.	8.875	03-19-18	2,800,000	2,842,000
KWG Property Holding, Ltd.	8.975	01-14-19	3,200,000	3,216,000
Longfor Properties Company, Ltd.	6.875	10-18-19	3,500,000	3,618,125
Parkson Retail Group, Ltd.	4.500	05-03-18	4,200,000	3,921,750
West China Cement, Ltd.	6.500	09-11-19	600,000	587,344
Colombia 1.4%				5,692,525
Comcel Trust (S)	6.875	02-06-24	500,000	532,500
Pacific Rubiales Energy Corp. (S)	5.125	03-28-23	3,290,000	3,035,025
Transportadora de Gas Internacional SA ESP (S)	5.700	03-20-22	2,000,000	2,125,000
France 0.5%				1,935,427
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24	500,000	519,127
Societe Generale SA (6.000% to 1-27-20, then 5 Year U.S. Swap Rate + 4.067%) (Q)(S)	6.000	01-27-20	1,500,000	1,416,300
Greece 0.8%				2,998,350
Navios Maritime Acquisition Corp. (S)	8.125	11-15-21	355,000	362,100
Navios Maritime Holdings, Inc.	8.125	02-15-19	2,775,000	2,636,250
Guatemala 0.9%				3,515,869
Agromercantil Senior Trust (S)	6.250	04-10-19	875,000	903,438
Cementos Progreso Trust (S)	7.125	11-06-23	2,405,000	2,612,431
Hong Kong 6.0%				24,056,440
China Oil & Gas Group, Ltd.	5.250	04-25-18	1,500,000	1,545,101
FPT Finance, Ltd.	6.375	09-28-20	1,300,000	1,417,000
Franshion Brilliant, Ltd.	5.750	03-19-19	1,000,000	1,036,200
Franshion Investment, Ltd.	4.700	10-26-17	1,800,000	1,836,000

SEE NOTES TO FINANCIAL STATEMENTS7

Gemdale Asia Investment, Ltd.	6.500	03-04-17	CNY	5,000,000	$810,220
Gemdale International Investment, Ltd.	7.125	11-16-17		2,200,000	2,233,000
Hero Asia Investment, Ltd. (5.250% to 12-7-15, then 3 Year CMT + 9.912%) (Q)	5.250	12-07-15		1,000,000	1,016,116
MCE Finance, Ltd.	5.000	02-15-21		1,300,000	1,254,500
Metropolitan Light International, Ltd.	5.250	01-17-18		2,600,000	2,619,500
Shimao Property Holdings, Ltd.	6.625	01-14-20		2,300,000	2,291,375
Shimao Property Holdings, Ltd.	11.000	03-08-18		1,200,000	1,284,000
Texhong Textile Group, Ltd.	7.625	01-19-16		2,300,000	2,354,625
Yancoal International Resources Development Company, Ltd.	4.461	05-16-17		1,000,000	990,000
Yancoal International Trading Company, Ltd. (7.200% to 5-22-16, then 2 Year CMT + 11.820%) (Q)	7.200	05-22-16		2,000,000	2,065,000
Yanlord Land HK Company, Ltd	5.375	05-23-16	CNY	5,000,000	798,803
Zoomlion HK SPV Company, Ltd.	6.875	04-05-17		500,000	505,000
India 1.3%					5,087,550
ICICI Bank, Ltd. (6.375% to 4-30-17, then 6 month LIBOR + 2.280%)	6.375	04-30-22		1,600,000	1,662,000
Vedanta Resources PLC	6.000	01-31-19		2,700,000	2,598,750
Vedanta Resources PLC	6.750	06-07-16		800,000	826,800
Indonesia 0.5%					2,159,000
MPM Global Pte, Ltd.	6.750	09-19-19		400,000	407,000
Pelabuhan Indonesia III PT (S)	4.875	10-01-24		450,000	463,500
Perusahaan Listrik Negara PT	5.500	11-22-21		1,200,000	1,288,500
Ireland 0.7%					2,709,288
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24		1,200,000	1,254,288
Ardagh Packaging Finance PLC (P)(S)	3.234	12-15-19		1,500,000	1,455,000
Israel 0.3%					1,013,170
Israel Electric Corp., Ltd. (S)	5.000	11-12-24		1,000,000	1,013,170
Italy 0.3%					1,140,000
Telecom Italia Capital SA	7.175	06-18-19		1,000,000	1,140,000
Jamaica 0.8%					3,336,250
Digicel Group, Ltd. (S)	8.250	09-30-20		1,250,000	1,281,250
Digicel, Ltd. (S)	7.000	02-15-20		2,000,000	2,055,000
Kazakhstan 0.4%					1,521,963
KazMunayGas National Company (S)	4.875	05-07-25		1,565,000	1,521,963
Luxembourg 3.3%					13,063,974
ALROSA Finance SA (S)	7.750	11-03-20		2,000,000	1,982,500
Altice SA (S)	7.750	05-15-22		2,895,000	2,992,706
ArcelorMittal	6.125	06-01-18		2,575,000	2,729,500

8SEE NOTES TO FINANCIAL STATEMENTS

Consolidated Energy Finance SA (S)	6.750	10-15-19		1,100,000	$1,102,750
Intelsat Jackson Holdings SA	7.500	04-01-21		500,000	536,250
Intelsat Luxembourg SA	8.125	06-01-23		2,000,000	2,090,000
Mallinckrodt International Finance SA (S)	5.750	08-01-22		770,000	787,325
Takko Luxembourg 2 S.C.A (S)	9.875	04-15-19	EUR	500,000	395,380
Wind Acquisition Finance SA (S)	7.375	04-23-21		465,000	447,563
Mexico 2.8%					11,342,458
America Movil SAB de CV	6.000	06-09-19	MXN	19,000,000	1,385,108
Cemex SAB de CV (S)	6.500	12-10-19		1,500,000	1,563,750
Credito Real SAB de CV (S)	7.500	03-13-19		1,650,000	1,711,875
Grupo Cementos de Chihuahua SAB de CV (S)	8.125	02-08-20		1,000,000	1,090,000
Office Depot de Mexico SA de CV (S)	6.875	09-20-20		3,635,000	3,834,925
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21		1,500,000	1,552,500
Tenedora Nemak SA de CV (S)	5.500	02-28-23		200,000	204,300
Netherlands 4.2%					16,777,290
Bharti Airtel International Netherlands BV	5.125	03-11-23		800,000	861,008
ICTSI Treasury BV	4.625	01-16-23		500,000	495,000
Indo Energy Finance II BV	6.375	01-24-23		4,000,000	3,000,000
Indosat Palapa Company BV	7.375	07-29-20		2,500,000	2,650,000
Listrindo Capital BV	6.950	02-21-19		3,300,000	3,514,500
Lukoil International Finance BV (S)	4.563	04-24-23		1,300,000	1,092,562
Nostrum Oil & Gas Finance BV (S)	6.375	02-14-19		2,000,000	1,920,000
Schaeffler Finance BV (S)	3.250	05-15-19	EUR	1,000,000	1,249,220
Schaeffler Finance BV (S)	4.750	05-15-21		2,000,000	1,995,000
Paraguay 0.1%					535,340
Banco Regional S.A.E.C.A. (S)	8.125	01-24-19		500,000	535,340
Peru 0.7%					2,915,313
Cia Minera Ares SAC (S)	7.750	01-23-21		1,750,000	1,852,813
Inkia Energy, Ltd. (S)	8.375	04-04-21		1,000,000	1,062,500
Russia 1.4%					5,606,666
EuroChem Mineral & Chemical Company OJSC (S)	5.125	12-12-17		2,500,000	2,343,750
Russian Agricultural Bank OJSC (S)	5.100	07-25-18		2,500,000	2,341,320
Severstal OAO (S)	5.900	10-17-22		1,000,000	921,596
Singapore 3.1%					12,150,115
Alam Synergy Pte, Ltd.	9.000	01-29-19		3,400,000	3,604,000
TBG Global Pte, Ltd.	4.625	04-03-18		2,400,000	2,400,000
Theta Capital Pte, Ltd.	6.125	11-14-20		2,290,000	2,343,936
Theta Capital Pte, Ltd.	7.000	05-16-19		800,000	841,179
Yanlord Land Group, Ltd.	10.625	03-29-18		2,800,000	2,961,000

SEE NOTES TO FINANCIAL STATEMENTS9

South Africa 0.5%					$2,150,000
AngloGold Ashanti Holdings PLC	8.500	07-30-20		2,000,000	2,150,000
Spain 0.3%					1,105,000
BBVA Bancomer SA (S)	6.500	03-10-21		1,000,000	1,105,000
United Arab Emirates 0.1%					441,000
Dubai Electricity & Water Authority (S)	7.375	10-21-20		360,000	441,000
United Kingdom 2.1%					8,363,558
Afren PLC (S)	6.625	12-09-20		2,000,000	1,620,000
HSBC Holdings PLC (5.625% to 01-17-2020, then 5 Year ISDAFIX + 3.626%) (Q)	5.625	01-17-20		505,000	512,575
Inmarsat Finance PLC (S)	4.875	05-15-22		305,000	304,238
Jaguar Land Rover Automotive PLC (S)	8.125	05-15-21		1,000,000	1,101,250
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500	06-27-24		585,000	601,088
New Look Bondco I PLC (S)	8.750	05-14-18	GBP	750,000	1,235,932
Tullow Oil PLC (S)	6.000	11-01-20		2,000,000	1,760,000
Tullow Oil PLC (S)	6.250	04-15-22		230,000	197,225
Virgin Media Secured Finance PLC (S)	5.375	04-15-21		1,000,000	1,031,250
United States 34.7%					138,114,251
Access Midstream Partners LP	4.875	03-15-24		1,475,000	1,504,500
Aircastle, Ltd.	5.125	03-15-21		480,000	484,800
Alliance Data Systems Corp. (S)	5.375	08-01-22		1,500,000	1,503,750
Alliance One International, Inc.	9.875	07-15-21		580,000	549,550
Allison Transmission, Inc. (S)	7.125	05-15-19		925,000	971,250
AMC Entertainment, Inc.	5.875	02-15-22		280,000	287,000
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600	07-15-20		234,572	239,263
American Energy-Permian Basin LLC (P)(S)	6.732	08-01-19		3,500,000	2,870,000
American Gilsonite Company (S)	11.500	09-01-17		1,900,000	1,909,500
AmeriGas Finance LLC	7.000	05-20-22		1,000,000	1,055,000
Ancestry.com, Inc., PIK (S)	9.625	10-15-18		1,815,000	1,801,388
Arch Coal, Inc.	7.250	06-15-21		500,000	182,500
Arch Coal, Inc. (S)	8.000	01-15-19		1,760,000	1,196,800
Associated Materials LLC	9.125	11-01-17		2,140,000	1,819,000
Avaya, Inc. (S)	9.000	04-01-19		1,500,000	1,535,625
Brightstar Corp. (S)	7.250	08-01-18		1,500,000	1,616,250
Brightstar Corp. (S)	9.500	12-01-16		1,000,000	1,052,380
Building Materials Corp. of America (S)	5.375	11-15-24		940,000	940,000
Cablevision Systems Corp.	7.750	04-15-18		1,500,000	1,665,000
Cablevision Systems Corp.	8.000	04-15-20		1,000,000	1,150,000
Cablevision Systems Corp.	8.625	09-15-17		475,000	537,938
Calfrac Holdings LP (S)	7.500	12-01-20		650,000	585,000
Calpine Corp. (S)	7.875	01-15-23		1,000,000	1,107,500

10SEE NOTES TO FINANCIAL STATEMENTS

Carrizo Oil & Gas, Inc.	7.500	09-15-20	2,000,000	$2,030,000
Cash America International, Inc.	5.750	05-15-18	1,000,000	1,040,000
CCO Holdings LLC	7.375	06-01-20	500,000	535,625
Cemex Finance LLC (S)	6.000	04-01-24	300,000	300,375
Cemex Finance LLC (S)	9.375	10-12-22	1,250,000	1,425,000
Cequel Communications Holdings I LLC (S)	6.375	09-15-20	500,000	518,750
Chaparral Energy, Inc.	7.625	11-15-22	850,000	777,750
Chrysler Group LLC	8.250	06-15-21	1,850,000	2,062,750
Cincinnati Bell, Inc.	8.375	10-15-20	1,500,000	1,599,375
Cincinnati Bell, Inc.	8.750	03-15-18	480,000	496,800
Clayton Williams Energy, Inc.	7.750	04-01-19	1,500,000	1,455,000
Community Health Systems, Inc.	6.875	02-01-22	220,000	232,925
Community Health Systems, Inc.	7.125	07-15-20	500,000	528,750
Conn's, Inc. (S)	7.250	07-15-22	1,250,000	1,084,375
Covenant Surgical Partners, Inc. (S)	8.750	08-01-19	1,200,000	1,197,000
Crimson Merger Sub, Inc. (S)	6.625	05-15-22	1,000,000	932,500
CSI Compressco LP (S)	7.250	08-15-22	935,000	850,850
Dominion Resources, Inc.	2.500	12-01-19	1,320,000	1,332,377
Dynegy Finance I/II, Inc. (S)	7.375	11-01-22	755,000	794,638
E*TRADE Financial Corp.	6.375	11-15-19	1,525,000	1,631,750
Endo Finance LLC (S)	7.250	01-15-22	1,750,000	1,872,500
Enova International, Inc. (S)	9.750	06-01-21	625,000	631,250
EP Energy LLC	7.750	09-01-22	2,000,000	2,040,000
ExamWorks Group, Inc.	9.000	07-15-19	500,000	532,500
First Cash Financial Services, Inc.	6.750	04-01-21	165,000	171,600
First Data Corp.	11.750	08-15-21	1,968,000	2,277,943
Forbes Energy Services, Ltd.	9.000	06-15-19	920,000	768,200
Freeport-McMoran Oil & Gas LLC	6.875	02-15-23	2,250,000	2,538,675
Gentiva Health Services, Inc.	11.500	09-01-18	2,000,000	2,135,000
Global Partners LP (S)	6.250	07-15-22	315,000	312,638
Graphic Packaging International, Inc.	4.875	11-15-22	705,000	708,525
Hardwoods Acquisition, Inc. (S)	7.500	08-01-21	335,000	336,675
Hexion US Finance Corp.	8.875	02-01-18	2,750,000	2,598,750
Hexion US Finance Corp.	9.000	11-15-20	664,000	541,160
HJ Heinz Company	4.250	10-15-20	1,340,000	1,356,884
Huntsman International LLC (S)	5.125	11-15-22	935,000	935,000
IAC/InterActiveCorp	4.875	11-30-18	180,000	184,950
iHeartCommunications, Inc., PIK	14.000	02-01-21	1,108,550	909,011
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	1,500,000	1,365,000
Key Energy Services, Inc.	6.750	03-01-21	1,959,000	1,508,430
Kinetic Concepts, Inc.	10.500	11-01-18	125,000	138,438
Kraton Polymers LLC	6.750	03-01-19	500,000	519,375
Ladder Capital Finance Holdings LLLP (S)	5.875	08-01-21	785,000	773,225
Lear Corp.	5.250	01-15-25	1,000,000	1,000,000

SEE NOTES TO FINANCIAL STATEMENTS11

Linn Energy LLC	6.500	09-15-21	855,000	$739,575
LMI Aerospace, Inc. (S)	7.375	07-15-19	2,950,000	2,920,500
MarkWest Energy Partners LP	4.875	12-01-24	850,000	837,250
Midstates Petroleum Company, Inc.	9.250	06-01-21	961,000	797,630
Modular Space Corp. (S)	10.250	01-31-19	265,000	266,325
Mohegan Tribal Gaming Authority	9.750	09-01-21	1,375,000	1,419,688
Nationstar Mortgage LLC	7.875	10-01-20	2,050,000	1,973,125
Navistar International Corp.	8.250	11-01-21	2,750,000	2,832,500
NRG Yield Operating LLC (S)	5.375	08-15-24	710,000	720,650
Outerwall, Inc.	6.000	03-15-19	150,000	147,750
Parker Drilling Company	7.500	08-01-20	945,000	793,800
Post Holdings, Inc.	7.375	02-15-22	1,500,000	1,515,000
Quiksilver, Inc. (S)	7.875	08-01-18	1,240,000	1,103,600
Rain CII Carbon LLC (S)	8.000	12-01-18	2,500,000	2,575,000
Rex Energy Corp. (S)	6.250	08-01-22	320,000	276,800
Reynolds Group Issuer, Inc.	9.000	04-15-19	2,500,000	2,606,250
Reynolds Group Issuer, Inc.	9.875	08-15-19	1,550,000	1,670,125
Rialto Holdings LLC (S)	7.000	12-01-18	2,325,000	2,377,313
Rite Aid Corp.	9.250	03-15-20	680,000	749,700
Rockwood Specialties Group, Inc.	4.625	10-15-20	1,330,000	1,389,850
Samson Investment Company	9.750	02-15-20	2,450,000	1,414,875
SandRidge Energy, Inc.	7.500	03-15-21	2,250,000	1,800,000
SandRidge Energy, Inc.	8.125	10-15-22	1,500,000	1,200,000
SBA Communications Corp. (S)	4.875	07-15-22	315,000	306,338
Select Medical Corp.	6.375	06-01-21	500,000	510,000
Seventy Seven Energy, Inc. (S)	6.500	07-15-22	380,000	290,700
Southern States Cooperative, Inc. (S)	10.000	08-15-21	1,900,000	1,843,000
SPL Logistics Escrow LLC (S)	8.875	08-01-20	590,000	632,775
Springleaf Finance Corp.	6.900	12-15-17	2,100,000	2,294,250
Sprint Communications, Inc.	6.000	11-15-22	500,000	481,250
Sprint Communications, Inc.	8.375	08-15-17	1,000,000	1,103,750
Sprint Communications, Inc. (S)	9.000	11-15-18	545,000	630,838
Steel Dynamics, Inc.	7.625	03-15-20	2,750,000	2,880,625
Summit Midstream Holdings LLC	7.500	07-01-21	1,000,000	1,080,000
T-Mobile USA, Inc.	6.125	01-15-22	374,000	380,545
T-Mobile USA, Inc.	6.731	04-28-22	1,000,000	1,035,000
Teekay Offshore Partners LP	6.000	07-30-19	430,000	410,650
Tenneco, Inc.	6.875	12-15-20	590,000	628,350
The Goodyear Tire & Rubber Company	7.000	05-15-22	1,750,000	1,894,375
The Hertz Corp.	6.250	10-15-22	1,500,000	1,518,750
Thompson Creek Metals Company, Inc.	7.375	06-01-18	925,000	844,063
Tops Holding Corp.	8.875	12-15-17	1,000,000	1,030,000
TransDigm, Inc.	6.500	07-15-24	250,000	255,000
Trinity Industries, Inc.	4.550	10-01-24	1,425,000	1,405,717

12SEE NOTES TO FINANCIAL STATEMENTS

tw telecom holdings, Inc.	5.375	10-01-22		650,000	$736,125
US Concrete, Inc.	8.500	12-01-18		1,255,000	1,342,850
Valeant Pharmaceuticals International, Inc. (S)	5.625	12-01-21		750,000	757,500
Valeant Pharmaceuticals International, Inc. (S)	7.500	07-15-21		1,000,000	1,080,000
Vector Group, Ltd.	7.750	02-15-21		1,340,000	1,437,150
Walter Investment Management Corp.	7.875	12-15-21		1,105,000	994,500
William Lyon Homes, Inc.	5.750	04-15-19		600,000	601,500
Windstream Corp.	7.500	06-01-22		2,000,000	2,055,000
WMG Acquisition Corp. (S)	6.750	04-15-22		350,000	339,500
Zebra Technologies Corp. (S)	7.250	10-15-22		1,535,000	1,640,531
Uruguay 0.1%					348,500
Navios South American Logistics, Inc. (S)	7.250	05-01-22		340,000	348,500
Venezuela 0.7%					2,813,600
Petroleos de Venezuela SA	5.000	10-28-15		900,000	764,100
Petroleos de Venezuela SA	5.375	04-12-27		500,000	212,000
Petroleos de Venezuela SA (S)	8.500	11-02-17		2,625,000	1,837,500
Virgin Islands, British 0.9%					3,611,149
Poly Real Estate Finance, Ltd.	5.250	04-25-19		1,500,000	1,547,639
Wanda Properties Overseas, Ltd.	4.875	11-21-18		2,000,000	2,063,510
Capital preferred securities 0.5%					$2,208,188
(Cost $2,253,455)
United States 0.5%					2,208,188
Goldman Sachs Capital II (P)(Q)	4.000	01-05-15		1,375,000	1,026,094
Goldman Sachs Capital III (P)(Q)	4.000	01-05-15		1,375,000	1,026,094
Mellon Capital IV (P)(Q)	4.000	01-05-15		195,000	156,000
Foreign government obligations 1.0%					$4,190,700
(Cost $4,508,644)
Brazil 0.6%					2,535,860
Federative Republic of Brazil	10.000	01-01-18	BRL	6,570,000	2,535,860
Mexico 0.2%					751,800
Government of Mexico	3.600	01-30-25		750,000	751,800
Vietnam 0.2%					903,040
Socialist Republic of Vietnam	6.750	01-29-20		800,000	903,040
Term loans (M) 7.2%					$28,534,246
(Cost $29,208,928)
Cayman Islands 0.2%					709,558
Offshore Group Investment, Ltd.	5.000	10-25-17	806,316		709,558
Germany 0.4%					1,470,000
CD&R Millennium Holdco 6 SARL	8.250	07-31-22	1,500,000		1,470,000

SEE NOTES TO FINANCIAL STATEMENTS13

Luxembourg 0.4%				$1,561,593
Mallinckrodt International Finance SA	3.500	03-19-21	1,576,040	1,561,593
Netherlands 0.1%				468,000
Sybil Finance BV	4.750	03-20-20	468,000	468,000
United States 6.1%				24,325,095
American Energy-Marcellus LLC	5.250	08-04-20	400,000	378,333
Breed Technologies, Inc.	4.750	08-29-21	1,300,000	1,297,563
Capital Safety North America Holdings, Inc.	3.750	03-29-21	468,929	456,473
Capital Safety North America Holdings, Inc.	6.500	03-28-22	500,000	489,375
Catalent Pharma Solutions, Inc.	4.250	05-20-21	249,375	249,330
Checkout Holding Corp.	4.500	04-09-21	389,025	378,651
CRC Health Corp.	5.250	03-29-21	298,500	298,687
CRC Health Corp.	9.000	09-28-21	700,000	716,625
Gardner Denver, Inc.	4.250	07-30-20	990,000	964,837
Gates Global LLC	4.250	07-05-21	1,625,000	2,021,112
Gentiva Health Services, Inc.	6.500	10-18-19	992,500	993,431
Hillman Group, Inc.	4.500	06-30-21	299,250	299,250
Jazz Acquisition, Inc.	4.500	06-19-21	623,485	619,328
JC Penney Company, Inc.	5.000	06-20-19	448,875	434,147
JC Penney Corp., Inc.	6.000	05-22-18	742,481	727,477
Lands' End, Inc.	4.250	04-04-21	2,591,987	2,540,148
Marina District Finance Company, Inc.	6.750	08-15-18	875,045	880,077
Mill US Acquisition LLC	8.750	07-03-21	500,000	486,250
National Mentor Holdings, Inc.	4.750	01-31-21	400,425	398,799
NTelos, Inc.	5.750	11-09-19	989,899	982,475
Opal Acquisition, Inc.	5.000	11-27-20	496,250	495,165
Oxbow Carbon & Minerals LLC	8.000	01-17-20	500,000	482,500
Sedgwick Claims Management Services, Inc.	6.750	02-28-22	500,000	488,335
Shearer's Foods LLC	4.500	06-30-21	225,000	224,297
Smile Brands Group, Inc.	7.500	08-15-19	1,396,474	1,326,650
Surgery Center Holdings, Inc.	5.250	11-03-20	1,100,000	1,099,084
Templar Energy LLC	8.500	11-25-20	500,000	440,000
The Goodyear Tire & Rubber Company	4.750	04-30-19	1,000,000	1,000,750
The Sun Products Corp.	5.500	03-23-20	491,295	472,872
Toys R Us - Delaware, Inc.	5.250	05-25-18	241,766	184,951
Toys R Us Property Co I LLC	9.750	04-24-20	745,788	685,380
Twin River Management Group, Inc.	5.250	07-10-20	124,688	124,791
UTEX Industries, Inc.	5.000	05-22-21	349,125	344,761
UTEX Industries, Inc.	8.250	05-22-22	350,000	344,313
Valeant Pharmaceuticals International, Inc.	3.500	08-05-20	401,107	398,537
Walter Energy, Inc.	7.250	04-02-18	500,000	427,500
Weight Watchers International, Inc.	4.000	04-02-20	223,864	172,841

14SEE NOTES TO FINANCIAL STATEMENTS

Collateralized mortgage obligations 0.1%				$241,470
(Cost $241,439)
United States 0.1%				241,470
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	3.906	11-05-30	241,439	241,470
			Shares	Value
Preferred securities 2.7%				$10,746,156
(Cost $10,959,852)
Luxembourg 0.1%				345,080
ArcelorMittal, 6.000%			8,000	156,160
Intelsat SA, 5.750%			4,000	188,920
United States 2.6%				10,401,076
Ally Financial, Inc., 7.000% (S)			2,000	2,007,563
American Tower Corp., 5.250%			7,100	826,511
Cliffs Natural Resources, Inc., 7.000%			36,800	323,840
Dominion Resources, Inc., 6.125%			21,800	1,271,812
Dominion Resources, Inc., 6.375%			19,977	1,033,810
Exelon Corp., 6.500%			12,600	657,594
FNB Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%)			37,450	1,039,238
NextEra Energy, Inc., 5.799%			24,000	1,350,000
Thompson Creek Metals Company, Inc., 6.500%			45,000	468,000
Tyson Foods, Inc., 4.750%			13,123	688,958
Weyerhaeuser Company, 6.375%			12,500	733,750
			Par value	Value
Short-term investments 0.3%				$1,300,000
(Cost $1,300,000)
Repurchase agreement 0.3%				1,300,000
Repurchase Agreement with State Street Corp. dated 11-28-14 at 0.000% to be repurchased at $1,300,000 on 12-1-14, collateralized by $1,220,000 U.S. Treasury Bonds, 3.375% due 5-15-44 (valued at $1,331,386, including interest)			1,300,000	1,300,000
Total investments (Cost $403,810,224)† 97.5%				$388,702,273
Other assets and liabilities, net 2.5%				$9,863,818
Total net assets 100.0%				$398,566,091

SEE NOTES TO FINANCIAL STATEMENTS15

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Key to Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $136,194,665 or 34.2% of the fund's net assets as of 11-30-14.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $405,042,818. Net unrealized depreciation aggregated $16,340,545, of which $1,971,665 related to appreciated investment securities and $18,312,210 related to depreciated investment securities.

16SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-14 (unaudited)

Assets
Investments, at value (Cost $403,810,224)	$388,702,273
Cash	1,647,296
Foreign currency, at value (Cost $86,290)	85,114
Cash held at broker for futures contracts	180,000
Receivable for investments sold	2,512,993
Receivable for fund shares sold	767
Receivable for forward foreign currency exchange contracts	176,762
Dividends and interest receivable	6,274,059
Other receivables and prepaid expenses	141
Total assets	399,579,405
Liabilities
Payable for investments purchased	831,546
Payable for forward foreign currency exchange contracts	2,065
Payable for futures variation margin	46,875
Payable to affiliates
Accounting and legal services fees	5,276
Other liabilities and accrued expenses	127,552
Total liabilities	1,013,314
Net assets	$398,566,091
Net assets consist of
Paid-in capital	$415,500,437
Accumulated distributions in excess of net investment income	(598,269)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(1,239,678)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	(15,096,399)
Net assets	$398,566,091

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class NAV ($398,566,091 ÷ 41,284,794 shares)	$9.65

18SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the six months ended 11-30-14 (unaudited)

Investment income
Interest	$10,241,076
Dividends	269,937
Less foreign taxes withheld	(756)
Total investment income	10,510,257
Expenses
Investment management fees	1,228,684
Accounting and legal services fees	24,344
Trustees' fees	1,134
Professional fees	46,440
Custodian fees	80,979
Registration and filing fees	13,442
Other	1,900
Total expenses	1,396,923
Less expense reductions	(12,380)
Net expenses	1,384,543
Net investment income	9,125,714
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	(639,618)
Futures contracts	(372,526)
(1,012,144)
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabiilities in foreign currencies	(16,668,812)
Futures contracts	(121,708)
(16,790,520)
Net realized and unrealized loss	(17,802,664)
Decrease in net assets from operations	($8,676,950)

SEE NOTES TO FINANCIAL STATEMENTS19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-14	Period ended 5-31-14	1
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$9,125,714		$3,704,989
Net realized gain (loss)	(1,012,144)		246,151
Change in net unrealized appreciation (depreciation)	(16,790,520)		1,694,121
Increase (decrease) in net assets resulting from operations	(8,676,950)		5,645,261
Distributions to shareholders
From net investment income
Class NAV	(9,831,760)	(4,076,638)
From fund share transactions	267,418,528		148,087,650
Total increase	248,909,818		149,656,273
Net assets
Beginning of period	149,656,273		—
End of period	$398,566,091		$149,656,273
Undistributed (accumulated distributions in excess of) net investment income	($598,269)		$107,777

1	Period from 10-21-13 (commencement of operations) to 5-31-14.

20SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class NAV Shares Period ended	11-30-14	[1]	5-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.09		$10.00
Net investment income[3]	0.27		0.31
Net realized and unrealized gain (loss) on investments	(0.42)		0.13
Total from investment operations	(0.15)		0.44
Less distributions
From net investment income	(0.29)		(0.35)
Total distributions	(0.29)		(0.35)
Net asset value, end of period	$9.65		$10.09
Total return (%)[4]	(1.54	) [5]	4.45	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$399		$150
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	[6]	0.97	[6]
Expenses including reductions	0.82	[6]	0.97	[6]
Net investment income	5.40	[6]	5.20	[6]
Portfolio turnover (%)	21		44

1	Six months ended 11-30-14. Unaudited.
2	Period from 10-21-13 (commencement of operations) to 5-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS21

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Short Duration Credit Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's

22

own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2014, by major security category or type:

	Total market value at 11-30-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$341,481,513	—	$341,481,513	—
Capital preferred securities	2,208,188	—	2,208,188	—
Foreign government obligations	4,190,700	—	4,190,700	—
Term loans	28,534,246	—	28,534,246	—
Collateralized mortgage obligations	241,470	—	241,470	—
Preferred securities	10,746,156	$7,699,355	3,046,801	—
Short-term investments	1,300,000	—	1,300,000	—
Total Investments in Securities	$388,702,273	$7,699,355	$381,002,918	—
Other Financial Instruments:
Futures	($142,151)	($142,151)	—	—
Forward foreign currency contracts	$174,697	—	$174,697	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At November 30, 2014, the fund had $1,703,201 in unfunded loan commitments outstanding.

23

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2014 were $121. For the six months ended November 30, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

24

As of May 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Futures are traded on an exchange. Exchange-traded transactions generally present less counterparty risk to a fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange and the clearing member.

Margin requirements for exchange-traded transactions are set by the broker. Margin for exchange-traded transactions are detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is

25

recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended November 30, 2014, the fund used futures contracts to manage duration of the fund. During the six months ended November 30, 2014, the fund held futures contracts with notional values ranging from $6.3 million to $19.1 million, as measured at each quarter end. The following table summarizes the contracts held at November 30, 2014.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	150	Short	Mar 2015	($18,914,880)	($19,057,031)	($142,151)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended November 30, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the six months ended November 30, 2014, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $5.7 million to $6.7 million, as measured at each quarter end. The following table summarizes the contracts held at November 30, 2014.

Contract to buy			Contract to sell	Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	162,000	USD	143,706	State Street Bank and Trust Company	12/10/2014	—	($2,065)	($2,065)
USD	273,681	CAD	304,038	Toronto Dominion Bank	12/10/2014	$7,852	—	7,852
USD	3,991,425	EUR	3,119,580	UBS AG	12/10/2014	112,221	—	112,221
USD	1,281,911	GBP	784,427	Deutsche Bank AG London	12/10/2014	56,689	—	56,689
						$176,762	($2,065)	$174,697

Currency abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at November 30, 2014 by risk category:

26

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Foreign exchange contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$176,762	($2,065)
Interest rate contracts	Receivable/payable for futures	Futures†	—	(142,151)
			$176,762	($144,216)

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2014:

Risk	Statement of operations location	Futures contracts	Investments and foreign currency translations*	Total
Interest rate contracts	Net realized gain (loss)	($372,526)	—	($372,526)
Foreign exchange contracts	Net realized gain (loss)	—	$253,521	253,521
Total		($372,526)	$253,521	($119,005)

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2014:

Risk	Statement of operations location	Futures contracts	Investments and translation of assets and liabilities in foreign currencies*	Total
Foreign exchange contracts	Change in unrealized appreciation (depreciation)	—	$170,293	$170,293
Interest rate contracts	Change in unrealized appreciation (depreciation)	($121,708)	—	(121,708)
Total		($121,708)	$170,293	$48,585

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.740% of the first $250 million of the fund's average daily net assets, b) 0.700% of the next $500 million of the fund's average daily net assets and c) 0.675% of

27

the fund's average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to $12,380 for the six months ended November 30, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2014 were equivalent to a net annual effective rate of 0.72% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to the share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2014 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2014 and for the period ended May 31, 2014 were as follows:

		Six months ended 11-30-14		Period ended 5-31-14[1]
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	25,973,708	$262,656,355	14,784,398	$147,662,369
Distributions reinvested	994,751	9,831,760	408,641	4,076,638
Repurchased	(509,481)	(5,069,587)	(367,223)	(3,651,357)
Net increase	26,458,978	$267,418,528	14,825,816	$148,087,650

1 Period from 10-21-13 (commencement of operations) to 5-31-14.

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on November 30, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $330,256,160 and $67,412,277, respectively, for the six months ended November 30, 2014.

28

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At November 30, 2014, funds within the John Hancock group of funds complex held 100.0% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Balanced Portfolio	43.4%
John Hancock Funds II Lifestyle Growth Portfolio	18.7%
John Hancock Funds II Lifestyle Moderate Portfolio	13.4%
John Hancock Funds II Lifestyle Conservative Portfolio	9.6%

29

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

30

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Growth Equity

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

INCOME FUNDS (continued)

Massachusetts Tax-Free Income

Money Market

New York Tax-Free Income

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION PORTFOLIOS

Income Allocation

Lifestyle Aggressive

Lifestyle Balanced

Lifestyle Conservative

Lifestyle Growth

Lifestyle Moderate

Retirement Choices (2010-2055)

Retirement Living (2010-2055)

Retirement Living II (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objective, risks, charges, and expenses are included in the prospectuses and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Short Duration Credit Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
426SA 11/14 1/15

John Hancock

Global Conservative Absolute Return Fund

Semiannual report 11/30/14

A message to shareholders

Dear fellow shareholder,

Robust economic growth in the United States continues to set the standard globally. Unemployment has ratcheted down to pre-recession levels, consumer confidence and spending are rising, and inflation remains low. Bond markets have turned in positive performance against this backdrop as investors pursue yield where they can find it. Despite a 30-year bull market in bonds, many U.S. bond yields look compelling when compared with other developed markets around the world.

The coming year may likely present greater challenges for bond investors, however. The U.S. Federal Reserve (Fed) has signaled its intention to be patient in beginning to raise short-term interest rates. Once the Fed does raise the rates, it may have an adverse affect on many fixed-income portfolios, particularly those that invest in less-liquid markets. At John Hancock Investments, we are closely monitoring our fixed-income portfolios and communicating regularly with their portfolio managers about these issues. Now may also be a good time for you to discuss your fixed-income strategy with your financial advisor to determine if your portfolio continues to match your long-term goals.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us and wish you a happy and healthy 2015.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of November 30, 2014. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Conservative Absolute Return Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
18	Financial statements
22	Financial highlights
27	Notes to financial statements
43	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term absolute return.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14 (%)

The Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index tracks the performance of a synthetic asset paying LIBID (London Interbank Bid Rate) to a stated maturity.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Tensions up, yields down

Geopolitical risks kept demand for duration strong despite low yields; the fund's low duration posture weighed on performance.

Oil expectations fell

Crashing crude oil prices fueled worries about prospects for deflation in certain regions.

Inflation strategy hindered performance

The fund's long U.S. inflation strategy detracted.

PORTFOLIO COMPOSITION AS OF 11/30/14 (%)

A note about risks

Absolute return funds are not designed to outperform stocks and bonds in strong markets. There is no guarantee of a positive return, of the fund achieving its objective, or that volatility-reducing strategies will be successful. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Certain market conditions, including reduced trading volume, heightened volatility, or rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unwilling to make principal, interest, or settlement payments. Illiquid securities may be difficult to sell at a price approximating their value. Currency transactions are affected by fluctuations in exchange rates. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Investments in higher-yielding, lower-rated securities include a higher risk of default. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Roger Sadewsky, Standard Life Investments

 Roger Sadewsky
Portfolio Manager
Standard Life Investments

What's the objective of the fund?

On July 16, 2013, John Hancock Investments introduced John Hancock Global Conservative Absolute Return Fund, which seeks long-term absolute returns, independent of the general direction of the market's movements. The fund has a broad investment mandate that permits us to use an extensive range of currencies and global fixed-income instruments and investment strategies.

In managing the fund, we aim to deliver returns similar to those one could expect from a long-term investment in global bond markets, but with lower risk. In our view, the fund offers shareholders a diversification and volatility management tool by combining a variety of potential return sources, many of which are uncorrelated with one another and uncorrelated with the broader market as well.

We make extensive use of advanced techniques to target positive returns, whether markets are rising or falling. These techniques include relative value and directional strategies, such as foreign currency positions, where shorter-term drivers can change significantly even in the absence of a long-term risk premium.

Can you tell us more about your investment philosophy and how you apply it in managing the fund?

We believe in integrating a broad range of exposures to create a portfolio of strategies that complement each other, chosen specifically to work well together in a wide array of macroeconomic conditions. The fund brings to bear the expertise of the fixed-income and multi-asset investment teams at Standard Life Investments.

Our investment process consists of idea generation, strategy selection, and the implementation of these strategies into the fund. We generate ideas from the macroeconomic themes developed by our multi-asset investing team, and we incorporate the tactical investment views that our fixed-income specialists formulate.

4

"The fund has a broad investment mandate that permits us to use an extensive range of currencies and global fixed-income instruments and investment strategies."

Our bond investment group reviews proposed strategies and provides qualitative assessment to complement the stringent quantitative analysis of our risk team. The bond investment group bases its approval of an idea on its return potential, its effectiveness in reducing portfolio risk, and its liquidity.

What was the market environment like during the six months ended November 30, 2014?

Prominent themes during this period included monetary policy actions, particularly those stemming from the Bank of Japan and the European Central Bank (ECB). In the currency markets, the Japanese yen depreciated and the euro fell relative to the U.S. dollar. In fact, the U.S. dollar rose against most of the world's major currencies during the period.

The U.S. Federal Reserve (Fed) seemed content to allow the U.S. dollar to strengthen. This contrasts with many other central banks' stances with respect to their own currencies, where central banker rhetoric has helped drive a weakening of the euro and the New Zealand, Australian, and Canadian dollars.

Commodity prices fell sharply, and this, too, played a role in the foreign exchange markets. Russia, whose economy relies upon oil revenues, saw its ruble plunge relative to the U.S. dollar. Of course, the drop in oil prices had implications well beyond Russia, lowering inflation expectations throughout the world.

COUNTRY COMPOSITION AS OF 11/30/14 (%)

United States	64.6
United Kingdom	11.4
Brazil	7.5
Germany	5.5
Mexico	4.8
France	1.4
Netherlands	1.1
Ireland	0.7
Cayman Islands	0.6
Jersey, Channel Islands	0.5
Other countries	1.9
TOTAL	100.0
As a percentage of net assets.

5

"Prominent themes during this period included monetary policy actions, particularly those stemming from the Bank of Japan and the European Central Bank ..."

Amid already-low yields around the globe, geopolitical tensions prompted continued investor demand for longer duration assets, contrary to consensus at the start of the 2014 calendar year. Accordingly, the fund's low duration posture was a hindrance to performance during the period.

Why was the fund down during the period?

For the six months ended November 30, 2014, the fund's Class A shares declined 1.48% (excluding sales charges), trailing its benchmark, which was flat. Broadly speaking, the fund's low duration posture hindered results during this period of falling interest rates.

In terms of individual positions, the fund's long U.S. inflation strategy was its greatest detractor. The strategy, implemented through a U.S. zero-coupon five-year inflation swap, benefits as the rate of inflation rises and suffers as inflation expectations fall. We believe inflation measures in the United States are poised to march upward across housing, healthcare, and transportation. The Fed's key focus remains the labor market, and until confidence in wage growth is restored, the Fed is likely to tolerate an above-target inflation rate.

PORTFOLIO ALLOCATION AS OF 11/30/14 (%)

6

A short U.K. real yield strategy also weighed down returns during the period. We implemented this strategy through a pound sterling 30-year swap minus U.K. 30-year inflation swap. It benefits as the real yield—that is, the nominal yield minus inflation—in the United Kingdom increases. It was a hindrance during this particular period.

Were there any strategies worked that well?

Yes. Several of the fund's other strategies partially offset the disappointments. In particular, the fund's long U.S. dollar positions contributed to returns during the period (long U.S. dollar versus the euro, versus the Canadian dollar, versus the Australian dollar, and, to a lesser extent, versus the Japanese yen as well).

The long U.S. dollar versus euro position was among the fund's top-performing strategies. The ongoing eurozone problems require an accommodative central bank policy response, while the United States is approaching a tightening cycle.

The market still perceives the ECB as slow to respond, and longer-term concerns regarding several European economies' fiscal positions remain. We believe more accommodations on policy are likely to devalue the euro further still; it remains expensive, and the economic problems of the region should keep the currency under pressure. In contrast, the U.S. economic recovery is more robust and durable, acting as a springboard for the U.S. dollar.

MANAGED BY

Roger Sadewsky On the fund since inception Investing since 1986

The views expressed in this report are exclusively those of Roger Sadewsky, Standard Life Investments, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class A	-3.00	-2.19	-4.43	-3.00
Class C2	-1.29	-0.21	-2.75	-0.30
Class I3	0.40	0.36	-1.28	0.50
Class R6[3]	0.40	0.36	-1.28	0.50
Class NAV[3]	0.40	0.36	-1.28	0.50
Index 1†	0.08	0.08	0.04	0.11
Index 2†	1.63	1.97	0.72	2.73

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 3.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	4.43	2.49	3.25	20.67	1.20
Net (%)	1.50	2.25	1.19	1.20	1.20

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index; Index 2 is the Barclays U.S. Aggregate 1-5 Year Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Conservative Absolute Return Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,4	7-16-13	9,970	9,970	10,011	10,273
Class I3	7-16-13	10,050	10,050	10,011	10,273
Class R6[3]	7-16-13	10,050	10,050	10,011	10,273
Class NAV[3]	7-16-13	10,050	10,050	10,011	10,273

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Bank of America Merrill Lynch U.S. Dollar 1-Month LIBID Average Index tracks the performance of a synthetic asset paying LIBID (London Interbank Bid Rate) to a stated maturity.

The Barclays U.S. Aggregate 1-5 Year Index provides a broad-based measure of U.S. investment-grade fixed-income markets, including corporate, government, supranational, mortgage-backed, and asset-backed securities, with maturities generally in the one to five year range.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	From 7-16-13.
2	Class C shares were first offered on 6-27-14. The returns prior to this date are those of Class A shares which have lower expenses than Class C. Had the returns reflected Class C expenses, returns would be lower.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2014, with the same investment held until November 30, 2014.

	Account value on 6-1-2014	Ending value on 11-30-2014	Expenses paid during period ended 11-30-2014[1,2]	Annualized expense ratio
Class A	$1,000.00	$985.20	$7.46	1.50%
Class C	1,000.00	985.20	9.55	2.25%
Class I	1,000.00	987.20	5.93	1.19%
Class R6	1,000.00	987.20	5.43	1.09%
Class NAV	1,000.00	987.20	5.43	1.09%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2014, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2014, with the same investment held until November 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 6-1-2014	Ending value on 11-30-2014	Expenses paid during period ended 11-30-2014[1]	Annualized expense ratio
Class A	$1,000.00	$1,017.50	$7.59	1.50%
Class C	1,000.00	1,013.80	11.36	2.25%
Class I	1,000.00	1,019.10	6.02	1.19%
Class R6	1,000.00	1,019.60	5.52	1.09%
Class NAV	1,000.00	1,019.60	5.52	1.09%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
2	The inception date for Class C shares is 6-27-14. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 156/365 (to reflect the period).

11

Fund's investments

As of 11-30-14 (unaudited)
	Rate (%)	Maturity date	Par value^		Value
Corporate bonds 20.6%					$20,922,845
(Cost $19,530,616)
Australia 0.2%					167,162
APT Pipelines, Ltd.	4.250	11-26-24	GBP	100,000	167,162
Cayman Islands 0.6%					640,896
Southern Water Services Finance, Ltd. (4.500% to 3-31-22, then 3 month LIBOR + 7.845%)	4.500	03-31-38	GBP	100,000	161,828
Thames Water Utilities Cayman Finance, Ltd.	4.625	06-04-46	GBP	100,000	170,853
The Trafford Centre Finance, Ltd.	6.500	07-28-33	GBP	96,745	199,577
Yorkshire Water Services Bradford Finance, Ltd.	6.375	08-19-39	GBP	50,000	108,638
Denmark 0.3%					263,549
DONG Energy A/S	4.875	01-12-32	GBP	150,000	263,549
France 1.4%					1,446,955
Credit Agricole SA	5.500	12-17-21	GBP	100,000	186,182
Electricite de France SA	5.875	07-18-31	GBP	80,000	155,031
Electricite de France SA	6.000	01-23-14	GBP	100,000	202,091
Electricite de France SA	6.250	05-30-28	GBP	150,000	300,995
GDF Suez	7.000	10-30-28	GBP	100,000	217,487
Orange SA	9.000	03-01-31		150,000	227,070
Pernod-Ricard SA (S)	4.250	07-15-22		150,000	158,099
Ireland 0.7%					665,857
Bank of Ireland Mortgage Bank	3.625	10-02-20	EUR	100,000	145,336
GE Capital UK Funding	8.000	01-14-39	GBP	150,000	388,094
Rottapharm, Ltd.	6.125	11-15-19	EUR	100,000	132,427
Italy 0.5%					467,324
Assicurazioni Generali SpA (6.269% to 6-16-26, then 3 month LIBOR + 2.350%) (Q)	6.269	06-16-26	GBP	100,000	162,838
Enel SpA	6.250	06-20-19	GBP	120,000	219,061
Telecom Italia SpA	6.375	06-24-19	GBP	50,000	85,425
Jersey, Channel Islands 0.5%					541,045
CPUK Finance, Ltd.	7.239	02-28-24	GBP	100,000	201,616
HBOS Capital Funding LP (6.461% to 11-30-18, then 5 Year U.K. Treasury + 2.850%) (Q)	6.461	11-30-18	GBP	100,000	162,951
QBE Capital Funding IV, Ltd. (7.500% to 5-24-21, then 10 Year Swap Rate + 4.003%)	7.500	05-24-41	GBP	100,000	176,478
Luxembourg 0.2%					180,073
Glencore Finance Europe SA	6.500	02-27-19	GBP	100,000	180,073
Mexico 0.4%					413,452
America Movil SAB de CV	5.750	06-28-30	GBP	110,000	209,356

12SEE NOTES TO FINANCIAL STATEMENTS

Petroleos Mexicanos	8.250	06-02-22	GBP	100,000	$204,096
Netherlands 1.1%					1,162,346
Aegon NV	6.625	12-16-39	GBP	100,000	222,335
Deutsche Annington Finance BV	3.125	07-25-19	EUR	100,000	135,846
E.ON International Finance BV	6.375	06-07-32	GBP	150,000	306,812
ING Bank NV (6.875% to 5-29-18, then 3 month LIBOR + 2.550%)	6.875	05-29-23	GBP	100,000	175,051
LYB International Finance BV	4.000	07-15-23		150,000	157,342
Siemens Financieringsmaatschappij NV (6.125% to 9-14-16, then 3 month LIBOR + 2.250%)	6.125	09-14-66	GBP	100,000	164,960
Spain 0.2%					177,697
Telefonica Emisiones SAU	5.597	03-12-20	GBP	100,000	177,697
Switzerland 0.2%					170,667
Swiss Reinsurance Company (6.302% to 5-25-19, then 6 month LIBOR + 2.120%) (Q)	6.302	05-25-19	GBP	100,000	170,667
United Kingdom 11.3%					11,541,444
ABP Finance PLC	6.250	12-14-26	GBP	100,000	195,849
Affinity Sutton Capital Markets PLC	5.981	09-17-38	GBP	100,000	212,334
Annington Finance No. 1 PLC	8.000	10-02-21	GBP	70,510	132,576
Arqiva Financing PLC	4.882	12-31-32	GBP	100,000	168,790
Aspire Defence Finance PLC	4.674	03-31-40	GBP	99,250	173,462
Aviva PLC (6.125% to 7-5-23, then 5 Year Euro Swap Rate + 5.130%)	6.125	07-05-43	EUR	100,000	148,281
Aviva PLC (6.625% to 6-3-21, then 6 month LIBOR + 4.136%)	6.625	06-03-41	GBP	100,000	176,834
AWG Parent Company, Ltd.	6.625	01-15-29	GBP	50,000	105,740
Barclays Bank PLC	10.000	05-21-21	GBP	200,000	413,481
Broadgate Financing PLC	5.098	04-05-33	GBP	99,333	174,509
BUPA Finance PLC	3.375	06-17-21	GBP	130,000	211,075
Coventry Building Society	5.875	09-28-22	GBP	100,000	190,056
Dignity Finance PLC	4.696	12-31-49	GBP	227,000	380,536
Direct Line Insurance Group PLC (9.250% to 4-27-22, then 6 month LIBOR + 7.207%)	9.250	04-27-42	GBP	100,000	200,936
Eastern Power Networks PLC	6.250	11-12-36	GBP	70,000	144,866
Enterprise Inns PLC	6.500	12-06-18	GBP	100,000	161,120
Eversholt Funding PLC	6.359	12-02-25	GBP	100,000	196,269
FirstGroup PLC	8.125	09-19-18	GBP	100,000	184,266
G4S PLC	7.750	05-13-19	GBP	100,000	188,567
GlaxoSmithKline Capital PLC	5.250	12-19-33	GBP	50,000	96,528
GlaxoSmithKline Capital PLC	6.375	03-09-39	GBP	50,000	110,348
Go-Ahead Group PLC	5.375	09-29-17	GBP	100,000	170,066
Hammerson PLC	5.250	12-15-16	GBP	100,000	167,818
Heathrow Funding, Ltd.	6.450	12-10-31	GBP	250,000	513,019

SEE NOTES TO FINANCIAL STATEMENTS13

HSBC Holdings PLC	6.000	03-29-40	GBP	100,000	$183,296
Imperial Tobacco Finance PLC	9.000	02-17-22	GBP	150,000	319,450
Integrated Accommodation Services PLC	6.480	03-31-29	GBP	77,347	152,909
Jaguar Land Rover Automotive PLC	8.250	03-15-20	GBP	100,000	172,335
Land Securities Capital Markets PLC (4.875% to 11-7-17, then 3 month LIBOR + 0.688%)	4.875	11-07-19	GBP	100,000	171,176
LCR Finance PLC	5.100	03-07-51	GBP	30,000	70,102
Legal & General Group PLC (4.000% to 6-8-15 then 3 month EURIBOR +1.700%)	4.000	06-08-25	EUR	50,000	62,639
Legal & General Group PLC (5.875% to 4-1-19, then 5 Year U.K. Treasury + 2.330%) (Q)	5.875	04-01-19	GBP	32,000	52,608
Lend Lease Europe Finance PLC	6.125	10-12-21	GBP	100,000	179,891
Lloyds Bank PLC	6.500	09-17-40	GBP	40,000	87,403
Lloyds Bank PLC	9.625	04-06-23	GBP	100,000	214,654
Marks & Spencer PLC	6.125	12-02-19	GBP	100,000	180,039
Marstons Issuer PLC (5.158% to 7-15-19, then 3 month LIBOR + 1.320%)	5.158	10-15-27	GBP	100,000	172,326
Mitchells & Butlers Finance PLC	5.965	12-15-23	GBP	50,130	89,101
National Grid Electricity Transmission PLC	5.875	02-02-24	GBP	150,000	289,232
National Westminster Bank PLC	6.500	09-07-21	GBP	50,000	88,345
Nationwide Building Society	6.750	07-22-20	EUR	100,000	154,574
Nationwide Building Society (7.971% to 3-13-15, then 5 Year U.K. Treasury + 4.050%) (Q)	7.971	03-13-15	GBP	100,000	158,379
NGG Finance PLC (4.250% to 6-18-20, then 7 Year Euro Swap Rate + 2.880%)	4.250	06-18-76	EUR	100,000	134,867
Octagon Healthcare Funding PLC	5.333	06-30-35	GBP	89,875	168,163
Provident Financial PLC	8.000	10-23-19	GBP	50,000	88,527
Prudential PLC (P)	5.700	12-19-63	GBP	100,000	174,655
Rentokil Initial PLC	3.250	10-07-21	EUR	100,000	139,447
RSA Insurance Group PLC (8.500% to 12-8-14, then 5 Year U.K. Treasury + 4.375%) (Q)	8.500	12-08-14	GBP	100,000	156,356
Scottish Widows PLC (5.125% to 9-24-15 then 3 month LIBOR +1.630%) (Q)	5.125	09-24-15	GBP	100,000	156,981
Segro PLC	6.750	02-23-24	GBP	120,000	241,267
Severn Trent Utilities Finance PLC	6.125	02-26-24	GBP	100,000	193,735
SSE PLC	6.250	08-27-38	GBP	120,000	250,693
Stagecoach Group PLC	5.750	12-16-16	GBP	100,000	168,518
Telereal Securitisation PLC	5.565	12-10-31	GBP	61,622	113,310
Tesco Property Finance 3 PLC	5.744	04-13-40	GBP	246,773	401,765
The Great Rolling Stock Company PLC	6.500	04-05-31	GBP	98,000	194,386
The Royal Bank of Scotland PLC	6.875	05-17-25	GBP	100,000	206,162
The Unique Pub Finance Company PLC	6.542	03-30-21	GBP	89,280	143,639
Virgin Media Secured Finance PLC	5.500	01-15-21	GBP	100,000	164,807
Wales & West Utilities Finance PLC	6.250	11-30-21	GBP	100,000	191,092
Western Power Distribution West Midlands PLC	5.750	04-16-32	GBP	110,000	211,431

14SEE NOTES TO FINANCIAL STATEMENTS

WM Morrison Supermarkets PLC	3.500	07-27-26	GBP	100,000	$143,311
WPP Finance 2010	5.625	11-15-43		140,000	156,806
Zurich Finance UK PLC (6.625% to 10-2-22, then 5 Year U.K. Treasury + 2.850%) (Q)	6.625	10-02-22	GBP	70,000	125,741
United States 3.0%					3,084,378
Altria Group, Inc.	5.375	01-31-44		150,000	167,782
Altria Group, Inc.	9.950	11-10-38		33,000	56,694
American International Group, Inc.	5.000	04-26-23	GBP	150,000	266,936
AT&T, Inc.	7.000	04-30-40	GBP	150,000	329,819
Bank of America Corp.	6.125	09-15-21	GBP	150,000	282,388
Bank of America Corp.	8.125	06-02-28	GBP	100,000	219,565
Citigroup, Inc.	4.500	03-03-31	GBP	200,000	319,704
DIRECTV Holdings LLC	4.375	09-14-29	GBP	100,000	162,128
Energy Transfer Partners LP	3.600	02-01-23		150,000	146,743
Fresenius Medical Care US Finance II, Inc. (S)	5.625	07-31-19		100,000	107,500
GE Capital Trust V (5.500% to 9-15-16, then 3 month LIBOR + 1.615%)	5.500	09-15-66	GBP	100,000	163,591
Morgan Stanley	5.750	02-14-17	GBP	100,000	170,228
Verizon Communications, Inc. (S)	5.012	08-21-54		83,000	86,713
Verizon Communications, Inc.	6.550	09-15-43		84,000	108,799
Wal-Mart Stores, Inc.	5.625	03-27-34	GBP	110,000	226,001
Wells Fargo Bank NA	5.250	08-01-23	GBP	150,000	269,787
Capital preferred securities 0.2%					$163,229
(Cost $150,832)
United States 0.2%					163,229
Rabobank Capital Funding Trust IV (5.556% to 12-31-19 then 6 month LIBOR + 1.460%) (Q)	5.556	12-31-19	GBP	100,000	163,229
Foreign government obligations 16.7%					$17,022,959
(Cost $17,350,798)
Brazil 7.5%					7,685,246
Federative Republic of Brazil	6.000	08-15-22	BRL	7,700,000	7,685,246
Germany 4.8%					4,854,031
Federal Republic of Germany	2.500	07-04-44	EUR	3,200,000	4,854,031
Mexico 4.4%					4,483,682
Government of Mexico	10.000	12-05-24	MXN	47,361,100	4,483,682
Collateralized mortgage obligations 0.1%					$59,078
(Cost $55,016)
United Kingdom 0.1%					59,078
Canary Wharf Finance II PLC Series II, Class A1	6.455	10-22-33	GBP	29,319	59,078

SEE NOTES TO FINANCIAL STATEMENTS15

			Notional	Value
Purchased options 1.1%				$1,153,635
(Cost $2,042,751)
Put options 1.1%				1,153,635
Over the Counter Option on a 10 year Interest Rate Swap (Expiration Date: 6-2-15; Strike Rate: 2.900%; Underlying Swap: receive USD LIBOR maturing 6-4-25; Counterparty: Barclays Bank PLC) (I)			23,900,000	148,001
Over the Counter Option on a 20 year Interest Rate Swap (Expiration Date: 11-27-33; Strike Rate: 4.000%; Underlying Swap: receive EURIBOR maturing 11-30-53; Counterparty: Morgan Stanley & Company, Inc.) (I)			11,000,000	515,239
Over the Counter Option on a 20 year Interest Rate Swap (Expiration Date: 11-6-34; Strike Rate: 4.000%; Underlying Swap: receive EURIBOR maturing 11-8-54; Counterparty: Morgan Stanley & Company, Inc.) (I)			2,000,000	91,781
Over the Counter Option on a 5 year Interest Rate Swap (Expiration Date: 10-15-17; Strike Rate: 0.6100%; Underlying Swap: receive JPY LIBOR maturing 10-18-22; Counterparty: Morgan Stanley & Company, Inc. (I)			3,470,000,000	287,711
Over the Counter Option on a 5 year Interest Rate Swap (Expiration Date: 10-15-17; Strike Rate: 2.300%; Underlying Swap: receive EURIBOR maturing 10-18-17; Counterparty: Morgan Stanley and Company, Inc.) (I)			25,400,000	110,903
	Yield (%)*	Maturity date	Par value^	Value
Short-term investments 59.8%				$60,828,591
(Cost $60,826,138)
Certificate of deposit 10.8%				11,001,827
Credit Suisse AG	0.260	12-08-14	1,500,000	1,500,033
Credit Suisse AG	0.330	02-27-15	3,000,000	3,000,680
Goldman Sachs International	0.410	04-07-15	2,500,000	2,501,065
Natixis	0.240	12-02-14	4,000,000	4,000,049
Commercial paper 7.4%				7,497,951
Agence Centrale Organismes	0.160	12-03-14	3,500,000	3,499,971
Commerzbank AG	0.330	02-09-15	4,000,000	3,997,980
Time deposits 16.5%				16,806,233
Abbey National	0.080	12-02-14	2,238,861	2,238,861
DZ Bank AG	0.070	12-02-14	1,953,739	1,953,739
ING Bank	0.090	12-02-14	4,500,178	4,500,178
KBC Bank NV	0.100	12-02-14	4,663,455	4,663,455
Standard Chartered Bank	0.070	12-02-14	3,450,000	3,450,000
U.S. Government 24.6%				24,998,580
U.S. Treasury Bills	0.012	02-19-15	5,000,000	4,999,915
U.S. Treasury Bills	0.015	02-05-15	5,000,000	4,999,865
U.S. Treasury Bills	0.021	01-22-15	5,000,000	4,999,910
U.S. Treasury Bills	0.030	03-05-15	5,000,000	4,999,740
U.S. Treasury Bills	0.061	04-09-15	5,000,000	4,999,150

16SEE NOTES TO FINANCIAL STATEMENTS

	Par value	Value
Repurchase agreement 0.5%		$524,000
Repurchase Agreement with State Street Corp. dated 11-28-14 at 0.000% to be repurchased at $524,000 on 12-1-14, collateralized by $490,000 U.S. Treasury Bonds, 3.375% due 5-15-44 (valued at $534,737, including interest)	524,000	524,000
Total investments (Cost $99,956,151)† 98.5%		$100,150,337
Other assets and liabilities, net 1.5%		$1,540,002
Total net assets 100.0%		$101,690,339

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
Key to Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $100,148,930. Net unrealized appreciation aggregated $1,407, of which $1,825,591 related to appreciated investment securities and $1,824,184 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS17

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-14 (unaudited)

Assets
Investments, at value (Cost $99,956,151)	$100,150,337
Cash	1,023
Foreign currency, at value (Cost $545,069)	543,050
Cash held at broker for futures contracts	6,578
Cash collateral for swap contracts	56,464
Receivable for investments sold	160,626
Receivable for fund shares sold	12,638
Receivable for forward foreign currency exchange contracts	1,310,599
Dividends and interest receivable	712,182
Swap contracts, at value	175,198
Receivable for exchange cleared swaps	45,928
Receivable due from advisor	1,015
Other receivables and prepaid expenses	37,296
Total assets	103,212,934
Liabilities
Payable for investments purchased	197,491
Payable for forward foreign currency exchange contracts	347,118
Written options, at value (premium received $1,145,964)	629,680
Swap contracts, at value	247,779
Payable for futures variation margin	91
Payable to affiliates
Accounting and legal services fees	3,425
Transfer agent fees	1,089
Trustees' fees	105
Other liabilities and accrued expenses	95,817
Total liabilities	1,522,595
Net assets	$101,690,339
Net assets consist of
Paid-in capital	$99,789,220
Accumulated net investment loss	(325,191)
Accumulated net realized gain (loss) on investments, futures contracts, written options, foreign currency transactions and swap agreements	1,605,878
Net unrealized appreciation (depreciation) on investments, futures contracts, written options, translation of assets and liabilities in foreign currencies and swap agreements	620,432
Net assets	$101,690,339

18SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($824,815 ÷ 82,442 shares)[1]	$10.00
Class C ($128,139 ÷ 12,811 shares)[1]	$10.00
Class I ($1,130,999 ÷ 112,581 shares)	$10.05
Class R6 ($100,533 ÷ 10,000 shares)	$10.05
Class NAV ($99,505,853 ÷ 9,897,322 shares)	$10.05
Maximum offering price per share
Class A (net asset value per share ÷ 97%)[2]	$10.31

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS19

STATEMENT OF OPERATIONS   For the six months ended 11-30-14 (unaudited)

Investment income
Interest	$934,417
Expenses
Investment management fees	452,302
Distribution and service fees	3,023
Accounting and legal services fees	9,046
Transfer agent fees	3,556
Trustees' fees	1,133
State registration fees	37,960
Printing and postage	1,404
Professional fees	64,247
Custodian fees	37,461
Registration and filing fees	39,289
Other	1,157
Total expenses	650,578
Less expense reductions	(64,266)
Net expenses	586,312
Net investment income	348,105
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	2,827,310
Futures contracts	(130,171)
Written options	89,334
Swap contracts	(1,057,078)
1,729,395
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(1,709,425)
Futures contracts	76,498
Written options	247,372
Swap contracts	(2,023,520)
(3,409,075)
Net realized and unrealized loss	(1,679,680)
Decrease in net assets from operations	($1,331,575)

20SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-14	Year ended 5-31-14	1
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$348,105		$301,013
Net realized gain (loss)	1,729,395	(2,542,786)
Change in net unrealized appreciation (depreciation)	(3,409,075)		4,029,507
Increase (decrease) in net assets resulting from operations	(1,331,575)		1,787,734
From fund share transactions	(3,800,193)		105,034,373
Total increase (decrease)	(5,131,768)		106,822,107
Net assets
Beginning of period	106,822,107		—
End of period	$101,690,339		$106,822,107
Accumulated net investment loss	($325,191)	($673,296)

1	Period from 7-16-13 (commencement of operations) to 5-31-14.

SEE NOTES TO FINANCIAL STATEMENTS21

Financial highlights

Class A Shares Period ended	11-30-14	[1]	5-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.15		$10.00
Net investment income (loss)[3]	0.01		(0.01)
Net realized and unrealized gain (loss) on investments	(0.16)		0.16
Total from investment operations	(0.15)		0.15
Net asset value, end of period	$10.00		$10.15
Total return (%)[4,5]	(1.48	) [6]	1.50	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.89	[7]	4.43	[7]
Expenses including reductions	1.50	[7]	1.50	[7]
Net investment income (loss)	0.27	[7]	(0.14	) [7]
Portfolio turnover (%)	16		134

1	Six months ended 11-30-14. Unaudited.
2	Period from 7-16-13 (commencement of operations) to 5-31-14.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

22SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	11-30-14	[1,2]
Per share operating performance
Net asset value, beginning of period	$10.15
Net investment loss[3]	(0.01)
Net realized and unrealized loss on investments	(0.14)
Total from investment operations	(0.15)
Net asset value, end of period	$10.00
Total return (%)[4,5]	(1.48	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	16.65	[8]
Expenses including reductions	2.25	[8]
Net investment loss	(0.15	) [8]
Portfolio turnover (%)	16	[9]

1	The inception date for Class C shares is 6-27-14.
2	Period ended 11-30-14. Unaudited.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 6-1-14 to 11-30-14.

SEE NOTES TO FINANCIAL STATEMENTS23

Class I Shares Period ended	11-30-14	[1]	5-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.18		$10.00
Net investment income[3]	0.03		0.01
Net realized and unrealized gain (loss) on investments	(0.16)		0.17
Total from investment operations	(0.13)		0.18
Net asset value, end of period	$10.05		$10.18
Total return (%)[4]	(1.28	) [5]	1.80	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80	[6]	3.25	[6]
Expenses including reductions	1.19	[6]	1.19	[6]
Net investment income	0.56	[6]	0.06	[6]
Portfolio turnover (%)	16		134

1	Six months ended 11-30-14. Unaudited.
2	Period from 7-16-13 (commencement of operations) to 5-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

24SEE NOTES TO FINANCIAL STATEMENTS

Class R6 Shares Period ended	11-30-14	[1]	5-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.18		$10.00
Net investment income[3]	0.03		0.03
Net realized and unrealized gain (loss) on investments	(0.16)		0.15
Total from investment operations	(0.13)		0.18
Net asset value, end of period	$10.05		$10.18
Total return (%)[4]	(1.28	) [5]	1.80	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	21.64	[7]	20.67	[7]
Expenses including reductions	1.09	[7]	1.10	[7]
Net investment income	0.66	[7]	0.34	[7]
Portfolio turnover (%)	16		134

1	Six months ended 11-30-14. Unaudited.
2	Period from 7-16-13 (commencement of operations) to 5-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS25

Class NAV Shares Period ended	11-30-14	[1]	5-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.18		$10.00
Net investment income[3]	0.03		0.03
Net realized and unrealized gain (loss) on investments	(0.16)		0.15
Total from investment operations	(0.13)		0.18
Net asset value, end of period	$10.05		$10.18
Total return (%)[4]	(1.28	) [5]	1.80	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$100		$101
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	[6]	1.20	[6]
Expenses including reductions	1.09	[6]	1.10	[6]
Net investment income	0.67	[6]	0.35	[6]
Portfolio turnover (%)	16		134

1	Six months ended 11-30-14. Unaudited.
2	Period from 7-16-13 (commencement of operations) to 5-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

26SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Conservative Absolute Return Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term absolute return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from

27

independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2014, all investments are categorized as Level 2 under the hierarchy described above, except for futures, which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security

28

entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2014 were $119. For the six months ended November 30, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2014, the fund has a short-term capital loss carryfoward of $82,842 and a long-term capital loss carryforward of $36,305 available to offset future net realized capital gains. These carryforwards do not expire.

As of May 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, and derivative transactions.

29

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards and swaps are regulated by the Commodity Futures Trading Commission as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying Fund's investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers' customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and receivable for exchange-cleared swaps, respectively. Securities pledged by the fund for exchange-traded and cleared transactions, if any, are identified in the Fund's investments.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

30

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended November 30, 2014, the fund used futures contracts to manage duration of the fund, manage against anticipated interest changes, to maintain diversity and liquidity of the fund and as a substitute for securities purchased. During the six months ended November 30, 2014 the fund held futures contracts with notional values ranging from $367,200 to $55.4 million, as measured at each quarter end. The following table summarizes the contracts held at November 30, 2014.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
U.K. Long Gilt Bond Futures	2	Long	Mar 2015	$363,012	$367,195	$4,183

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended November 30, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity and liquidity of the fund. During the six months ended November 30, 2014, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $79.4 million to $117.6 million, as measured at each quarter end. The following table summarizes the contracts held at November 30, 2014.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	3,900,000	USD	3,451,699	Royal Bank of Scotland PLC	1/16/2015	—	($143,771)	($143,771)
GBP	101,339	USD	162,174	Goldman Sachs International	1/14/2015	—	(3,923)	(3,923)
GBP	358,799	USD	569,393	UBS AG London	1/14/2015	—	(9,097)	(9,097)
GBP	1,011,000	USD	1,604,516	UBS AG London	2/12/2015	—	(26,118)	(26,118)
INR	111,000,000	USD	1,786,289	UBS AG London	12/17/2014	—	(3,150)	(3,150)
INR	91,000,000	USD	1,449,876	UBS AG London	1/20/2015	$1,583	—	1,583
MXN	65,200,000	EUR	3,798,870	Royal Bank of Scotland PLC	2/18/2015	—	(61,547)	(61,547)
NOK	22,100,000	EUR	2,605,512	BNP Paribas SA	2/11/2015	—	(98,970)	(98,970)
USD	3,413,549	AUD	3,900,000	HSBC Bank PLC	1/16/2015	105,622	—	105,622
USD	7,554,956	BRL	19,590,000	Barclays Bank PLC Wholesale	2/12/2015	98,692	—	98,692
USD	3,129,580	CAD	3,500,000	UBS AG London	1/16/2015	72,023	—	72,023
USD	1,745,746	EUR	1,368,000	Goldman Sachs International	12/17/2014	44,574	—	44,574
USD	1,051,820	EUR	829,470	Royal Bank of Scotland PLC	1/14/2015	20,143	—	20,143

31

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	559,168	EUR	450,000	BNP Paribas SA	1/16/2015	—	(542)	(542)
USD	6,013,449	EUR	4,743,814	Royal Bank of Scotland PLC	1/16/2015	113,097	—	113,097
USD	1,552,437	EUR	1,230,000	Royal Bank of Scotland PLC	1/20/2015	22,512	—	22,512
USD	4,310,803	EUR	3,450,000	UBS AG London	2/12/2015	18,714	—	18,714
USD	18,780,216	GBP	11,582,216	Royal Bank of Scotland PLC	1/14/2015	693,513	—	693,513
USD	460,814	GBP	287,168	UBS AG London	1/14/2015	12,375	—	12,375
USD	686,792	GBP	435,000	UBS AG London	2/12/2015	7,660	—	7,660
USD	297,369	JPY	34,000,000	UBS AG London	2/12/2015	10,702	—	10,702
USD	4,662,999	MXN	63,900,000	Merrill Lynch International	2/11/2015	89,389	—	89,389
						$1,310,599	($347,118)	$963,481

Currency abbreviation
AUD	Austrilian Dollar	INR	Indian Rupee
BRL	Brazillian Real	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
EUR	Euro	NOK	Norwegian Krone
GBP	Pond Sterling	USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended November 30, 2014, the fund used purchased options to manage duration of the fund, manage against anticipated interest rate changes, gain exposure to treasuries markets and maintain diversity and liquidity of the fund. During the six months ended November 30, 2014, the fund held purchased options with market values ranging from $617,800 to $1.9 million, as measured at each quarter end.

During the six months ended November 30, 2014, the fund wrote option contracts to manage duration of the fund, manage against anticipated interest rate changes, gain exposure to treasuries market, gain exposure to foreign currency and maintain diversity and liquidity of the fund. The following tables summarize the fund's written options activities during the six months ended November 30, 2014 and the contracts held at November 30, 2014.

	Notional value	Premiums received
Outstanding, beginning of period	8,475,000	$300,000

32

	Notional value	Premiums received
Options written	97,946,000	1,806,091
Option closed	(46,275,000)	(960,127)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	60,146,000	$1,145,964

Foreign Currency Options (OTC)

Description	Counterparty	Exercise price	Expiration date	Notional amount	Premium	Value
Calls
Japanese Yen versus U.S. Dollar	Merrill Lynch International	$107.00	Nov 2015	5,423,000	$98,405	($60,494)
Puts
U.S. Dollar versus Japanese Yen	Merrill Lynch International	$127.00	Nov 2015	5,423,000	$50,727	($100,537)

Interest Rate Swaptions (OTC)

An interest rate swaption is an option to enter into an interest rate swap.

Description	Counterparty	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount	Premium	Value
Puts
8-Year Interest Rate Swap	Morgan Stanley	6-Month EURIBOR	Receive	1.38%	Oct 2017	EUR	25,400,000	$556,474	($429,623)
11-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Receive	3.30%	Jun 2015	USD	23,900,000	440,358	(39,026)
								$996,832	($468,649)

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the six months ended November 30, 2014, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, to maintain diversity and liquidity of the fund and as a substitute for securities purchased. During the six months ended November 30, 2014, the fund held interest rate swaps with total USD notional

33

amounts ranging from $1.2 billion to $1.7 billion, as measured at each quarter end. The following table summarizes the interest rate swap contracts held as of November 30, 2014.

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchanged Cleared Swaps
	85,000,000	AUD	$77,592,266	AUD-BBR-BBSW	Fixed 3.8850%	Nov 2016	—	$862,891	$862,891
	85,000,000	AUD	79,717,220	Fixed 3.8850%	AUD-BBR-BBSW	Nov 2016	($497,998)	(364,893)	(862,891)
	33,350,000	AUD	29,202,922	AUD-BBR-BBSW	Fixed 3.2000%	Oct 2018	—	113,510	113,510
	28,000,000	EUR	37,757,985	EUR-EURIBOR-Reuters	Fixed 0.7470%	Mar 2016	—	423,110	423,110
	28,000,000	EUR	38,344,608	Fixed 0.7470%	6 Month EURIBOR	Mar 2016	(86,773)	(336,337)	(423,110)
	77,000,000	EUR	101,035,549	EUR-EURIBOR-Reuters	Fixed 0.9425%	Jul 2016	—	708,010	708,010
	77,000,000	EUR	105,014,898	Fixed 0.9425%	EUR-EURIBOR-Reuters	Jul 2016	(209,024)	(498,986)	(708,010)
	6,000,000	EUR	8,173,496	EUR-EURIBOR-Reuters	Fixed 1.1875%	Oct 2016	—	72,229	72,229
	6,000,000	EUR	8,353,195	Fixed 1.1875%	EUR-EURIBOR-Reuters	Oct 2016	(40,374)	(31,855)	(72,229)
	36,000,000	EUR	49,300,211	EUR-EURIBOR-Reuters	Fieed 1.0025%	Dec 2016	—	341,851	341,851
	36,000,000	EUR	50,119,172	Fixed 1.0025%	EUR-EURIBOR-Reuters	Dec 2016	(121,957)	(219,894)	(341,851)
	4,700,000	EUR	6,167,105	EUR-EURIBOR-Reuters	Fixed 1.8200%	Jul 2020	—	389,391	389,391
	4,700,000	EUR	6,543,336	Fixed 1.8200%	EUR-EURIBOR-Reuters	Jul 2020	(119,729)	(269,662)	(389,391)
	6,000,000	EUR	8,216,702	EUR-EURIBOR-Reuters	Fixed 2.2710%	Mar 2024	94,662	1,000,640	1,095,302
	6,000,000	EUR	8,090,997	Fixed 2.2710%	6 Month EURIBOR	Mar 2024	—	(1,095,302)	(1,095,302)
	4,000,000	EUR	5,427,799	EUR-EURIBOR-Reuters	Fixed 2.2740%	Nov 2024	—	668,833	668,833
	4,000,000	EUR	5,123,200	Fixed 2.2740%	EUR-EURIBOR-Reuters	Nov 2024	(635,277)	(32,614)	(667,891)
	8,800,000	EUR	11,546,920	EUR-EURIBOR-Reuters	Fixed 2.9180%	Jul 2027	—	1,607,837	1,607,837
	8,000,000	EUR	10,818,003	Fixed 2.9180%	6 Month EURIBOR	Jul 2027	125,759	(1,587,425)	(1,461,666)
	800,000	EUR	1,104,640	Fixed 2.9180%	6 Month EURIBOR	Jul 2027	13,753	(159,920)	(146,167)
	400,000	EUR	527,020	EUR-EURIBOR-Reuters	Fixed 3.3210%	Sep 2027	—	90,933	90,933
	400,000	EUR	540,900	Fixed 3.3210%	6 Month EURIBOR	Sep 2027	(9,466)	(81,467)	(90,933)
	4,720,000	EUR	6,382,622	EUR-EURIBOR-Reuters	Fixed 2.9240%	Nov 2035	—	1,421,827	1,421,827
	4,720,000	EUR	6,126,891	Fixed 2.9240%	EUR-EURIBOR-Reuters	Nov 2035	(1,049,265)	(372,562)	(1,421,827)
	2,250,000	EUR	3,059,663	EUR-EURIBOR-Reuters	Fixed 2.4440%	Jun 2036	—	403,801	403,801
	2,250,000	EUR	2,913,636	Fixed 2.4440%	EUR-EURIBOR-Reuters	Jun 2036	(205,897)	(197,904)	(403,801)
	690,000	EUR	908,833	EUR-EURIBOR-Reuters	Fixed 2.4600%	Jul 2043	144,267	38,743	183,010
	3,500,000	EUR	4,592,525	Fixed 2.4600%	6 Month EURIBOR	Jul 2043	—	(928,310)	(928,310)
	280,000	EUR	368,914	Fixed 2.7850%	EUR-EURIBOR-Reuters	Sep 2043	—	(101,438)	(101,438)

34

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	50,000	EUR	68,793	Fixed 2.5762%	EUR-EURIBOR-Reuters	Feb 2044	—	(15,876)	(15,876)
	3,800,000	EUR	5,138,552	EUR-EURIBOR-Reuters	Fixed 2.8000%	Jul 2047	(232,587)	1,382,974	1,150,387
	3,800,000	EUR	4,986,170	Fixed 2.8000%	6 Month EURIBOR	Jul 2047	—	(1,150,387)	(1,150,387)
	330,000	EUR	455,664	EUR-EURIBOR-Reuters	Fixed 3.1150%	Sep 2047	7,650	122,348	129,998
	330,000	EUR	434,792	Fixed 3.1150%	6 Month EURIBOR	Sep 2047	—	(129,998)	(129,998)
	3,030,000	EUR	3,938,427	EUR-EURIBOR-Reuters	Fixed 2.9080%	Nov 2055	952,420	418,570	1,370,990
	3,030,000	EUR	4,097,319	Fixed 2.9080%	6 Month EURIBOR	Nov 2055	—	(1,370,990)	(1,370,990)
	1,200,000	EUR	1,553,939	EUR-EURIBOR-Reuters	Fixed 2.4350%	Jun 2056	121,725	189,699	311,424
	1,200,000	EUR	1,631,821	Fixed 2.4350%	EUR-EURIBOR-Reuters	Jun 2056	—	(311,424)	(311,424)
	2,300,000	GBP	3,498,759	Fixed 0.8770%	6 Month LIBOR	Jul 2016	—	(2,903)	(2,903)
	46,500,000	GBP	75,385,805	Fixed 1.6680%	6 Month LIBOR	Nov 2016	—	(382,776)	(382,776)
	46,500,000	GBP	77,987,421	GBP-LIBOR-BBA	Fixed 1.6680%	Nov 2016	(298,532)	681,308	382,776
	35,400,000	GBP	55,477,111	GBP-LIBOR-BBA	Fixed 1.9650%	Nov 2018	—	251,674	251,674
	2,100,000	GBP	3,194,519	Fixed 1.8780%	6 Month LIBOR	Jul 2020	—	(68,811)	(68,811)
	10,300,000	GBP	15,976,324	Fixed 2.3350%	GBP-LIBOR-BBA	Jul 2020	338,915	(842,572)	(503,657)
	10,300,000	GBP	15,668,354	GBP-LIBOR-BBA	Fixed 2.3350%	Jul 2020	—	503,657	503,657
	20,000,000	GBP	33,106,005	Fixed 3.5700%	GBP-LIBOR-BBA	Jan 2021	—	(780,572)	(780,572)
	20,000,000	GBP	32,658,020	GBP-LIBOR-BBA	Fixed 3.5700%	Jan 2021	418,986	372,988	791,974
	14,500,000	GBP	24,352,762	Fixed 3.3550%	GBP-LIBOR-BBA	Jun 2021	—	(446,158)	(446,158)
	14,500,000	GBP	23,677,064	GBP-LIBOR-BBA	Fixed 3.3550%	Jun 2021	192,682	253,476	446,158
	2,800,000	GBP	4,259,358	Fixed 2.7550%	6 Month LIBOR	Jul 2026	—	(343,182)	(343,182)
	1,200,000	GBP	2,056,319	GBP-LIBOR-BBA	Fixed 2.7550%	Jul 2026	(4,657)	151,735	147,078
	1,250,000	GBP	1,901,499	Fixed 3.1400%	6 Month LIBOR	Jul 2033	—	(264,499)	(264,499)
	1,750,000	GBP	2,662,099	Fixed 3.3010%	6 Month LIBOR	Jul 2043	—	(552,805)	(552,805)
	330,000	GBP	550,605	Fixed 3.2997%	GBP-LIBOR-BBA	Feb 2044	—	(104,195)	(104,195)
	9,900,000	GBP	16,682,985	Fixed 3.4375%	GBP-LIBOR-BBA	May 2044	—	(760,188)	(760,188)
	9,900,000	GBP	15,743,371	GBP-LIBOR-BBA	Fixed 3.4375%	May 2044	514,579	245,609	760,188
	3,400,000	GBP	5,694,999	Fixed 3.4860%	GBP-LIBOR-BBA	Jun 2044	—	(276,333)	(276,333)
	3,400,000	GBP	5,329,672	GBP-LIBOR-BBA	Fixed 3.4860%	Jun 2044	198,284	78,049	276,333
	2,500,000	GBP	3,802,999	Fixed 3.5613%	6 Month LIBOR	Jul 2045	—	(947,140)	(947,140)
	2,500,000	GBP	3,877,749	GBP-LIBOR-BBA	Fixed 3.5613%	Jul 2045	(77,555)	1,024,695	947,140
	240,000,000	JPY	2,349,141	Fixed 0.9260%	6 Month LIBOR	Nov 2024	—	(67,647)	(67,647)
	240,000,000	JPY	2,262,124	JPY-LIBOR-BBA	Fixed 0.9260%	Nov 2024	72,105	(4,613)	67,492
	325,000,000	SEK	49,553,258	Fixed 2.1400%	SEK-STIBOR-SIDE	Dec 2016	(58,244)	(717,475)	(775,719)
	325,000,000	SEK	49,975,397	SEK-STIBOR-SIDE	Fixed 2.1400%	Dec 2016	—	775,719	775,719
	410,000,000	SEK	55,477,751	Fixed 0.8600%	SEK-STIBOR-SIDE	Nov 2018	—	(138,607)	(138,607)
	36,500,000	USD	36,500,000	Fixed 0.7175%	3 Month LIBOR	Mar 2016	—	(167,795)	(167,795)
	36,500,000	USD	36,500,000	USD-LIBOR-BBA	Fixed 0.7175%	Mar 2016	90,432	77,363	167,795
	79,200,000	USD	79,200,000	Fixed 0.9600%	USD-LIBOR-BBA	Jun 2016	—	(235,050)	(235,050)
	28,300,000	USD	28,300,000	Fixed 1.1200%	USD-LIBOR-BBA	Oct 2016	—	(50,385)	(50,385)

35

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	6,000,000	USD	6,000,000	Fixed 2.8000%	3 Month LIBOR	Jul 2020	—	(238,390)	(238,390)
	6,000,000	USD	6,000,000	USD-LIBOR-BBA	Fixed 2.8000%	Jul 2020	70,000	168,390	238,390
	32,000,000	USD	32,000,000	Fixed 3.9700%	USD-LIBOR-BBA	Jan 2021	(455,590)	(231,860)	(687,450)
	32,000,000	USD	32,000,000	USD-LIBOR-BBA	Fixed 3.9700%	Jan 2021	—	687,450	687,450
	24,700,000	USD	24,700,000	Fixed 3.6770%	USD-LIBOR-BBA	Jun 2021	(189,000)	(172,969)	(361,969)
	24,700,000	USD	24,700,000	USD-LIBOR-BBA	Fixed 3.6770%	Jun 2021	—	361,969	361,969
	8,200,000	USD	8,200,000	3 Month LIBOR	Fixed 2.9938%	Mar 2024	—	558,714	558,714
	8,200,000	USD	8,200,000	Fixed 2.9938%	USD-LIBOR-BBA	Mar 2024	41,749	(600,463)	(558,714)
	1,550,000	USD	1,550,000	Fixed 3.8025%	USD-LIBOR-BBA	Jun 2024	(32,000)	(19,956)	(51,956)
	36,300,000	USD	36,300,000	USD-LIBOR-BBA	Fixed 3.8025%	Jun 2024	—	1,216,772	1,216,772
	12,500,000	USD	12,500,000	USD-LIBOR-BBA	Fixed 3.2500%	Oct 2024	—	96,954	96,954
	3,100,000	USD	3,100,000	Fixed 3.2450%	3 Month LIBOR	Nov 2024	—	(264,250)	(264,250)
	3,100,000	USD	3,100,000	USD-LIBOR-BBA	Fixed 3.2450%	Nov 2024	298,000	(34,588)	263,412
	10,300,000	USD	10,300,000	Fixed 3.8725%	USD-LIBOR-BBA	Jun 2044	—	(491,260)	(491,260)
	1,420,000	USD	1,420,000	USD-LIBOR-BBA	Fixed 3.8725%	Jun 2044	38,000	29,727	67,727
	14,900,000	USD	14,900,000	Fixed 3.5380	USD-LIBOR-BBA	Sep 2044	—	(226,608)	(226,608)
	3,110,000	USD	3,110,000	Fixed 3.4663%	USD-LIBOR-BBA	Oct 2044	—	(44,122)	(44,122)
	5,140,000	USD	5,140,000	Fixed 3.3700%	USD-LIBOR-BBA	Nov 2044	—	(35,105)	(35,105)
			$1,692,258,175				($589,957)	($977,075)	($1,567,032)

The following are abbreviations for the table above
BBA	The British Bankers' Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
STIBOR	SEK Stockholm Inter-bank Offered Rate

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the six months ended November 30, 2014, the fund used CDS as a Buyer of protection to manage against potential credit events. During the six months ended November 30, 2014, the fund held credit default swap contracts with total USD notional amounts ranging from $35.5 million to $63.1 million as measured at each quarter end. The following table summarizes the credit default swap contracts the fund held as of November 30, 2014 as a Buyer of protection.

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate		Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
	CDX Investment Grade 21 5Y	11,230,000	USD	$11,230,000	(1.00%	)	Dec 2018	($123,669)	($141,775)	($265,444)

36

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate		Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	CDX Investment Grade 22 5Y	21,100,000	USD	21,100,000	(1.00%	)	Jun 2019	(287,317)	(188,261)	(475,578)
	CDX Investment Grade 23 5Y	21,100,000	USD	21,100,000	(1.00%	)	Dec 2019	(342,925)	(94,519)	(437,444)
	iTraxx Europe Main Series 21 5Y	7,675,000	EUR	9,704,650	(1.00%	)	Jun 2019	(182,618)	(56,325)	(238,943)
				$63,134,650				($936,529)	($480,880)	($1,417,409)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the six months ended November 30, 2014 to gain exposure credit index. During the six months ended November 30, 2014, the fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $25.0 million to $63.4 million, as measured at each quarter end. The following table summarizes the credit default swap contracts the fund held as of November 30, 2014 where the fund acted as a Seller of protection.

Counterparty	Reference obligation	Implied credit spreads and/or credit rating at 11-30-14	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
	CDX Investment Grade 21 5Y	0.45%	11,230,000	USD	$11,230,000	1.000%	Dec 2018	$160,498	$104,946	$265,444
	CDX Investment Grade 22 5Y	0.53%	21,100,000	USD	21,100,000	1.000%	Jun 2019	389,308	(150,365)	238,943
	CDX North America High Yield 23 5Y	3.35%	10,840,000	USD	10,840,000	5.000%	Dec 2019	743,108	(267,530)	475,578
	iTraxx Europe Main Series 21 5Y	0.49%	7,675,000	EUR	10,604,168	1.000%	Jun 2019	137,763	81,181	218,944
	iTraxx Europe Main Series 22 5Y	0.58%	7,675,000	EUR	9,704,650	1.000%	Dec 2019	162,270	735,493	897,763
					$63,478,818			$1,592,947	$503,725	$2,096,672

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The fund used inflation swaps during the six months ended November 30, 2014 to manage duration of the fund, maintain diversity and liquidity of the fund and manage against anticipated changes in inflation. During the six months ended

37

November 30, 2014, the fund held inflation swap contracts with total U.S. dollar notional values ranging from $70.7 million to $87.1 million, as measured at each quarter end.

Counterparty	Notional amount	USD notional amount	Currency	Payments made by fund	Payments received by fund	Maturity date	Unrealized appreciation (depreciation)	Market value
Morgan Stanley	11,300,000	$17,746,647	GBP	Fixed 2.9300%	UK-RPI	Nov 2019	($58,737)	($58,737)
Morgan Stanley	11,300,000	17,746,647	GBP	UK-RPI	Fixed 3.1710%	Nov 2024	55,130	55,130
Morgan Stanley	22,000,000	22,000,000	USD	USA-CPI-U	Fixed 1.8525%	Nov 2019	120,068	120,068
Morgan Stanley	22,000,000	22,000,000	USD	Fixed 2.1920%	USA-CPI-U	Nov 2024	(189,042)	(189,042)
		$79,493,294					($72,581)	($72,581)

The following are abbreviations for the table above:
UK-RPI	Non-revised Retrail Price Index
USA-CPI-U	Consumer Price Index for all Urban Consumers

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at November 30, 2014 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Interest rate contracts	Investments, at value*	Purchased options	$1,153,635	—
Interest rate contracts	Swap contracts, at value	Interest rate swaps^	20,354,706	($21,921,738)
Interest rate contracts	Swap contracts, at value	Inflation swaps^	175,198	($247,779)
Interest rate contracts	Written options, at value	Written options	—	(468,649)
Foreign exchange contracts	Written options, at value	Written options	—	(161,031)
Foreign exchange contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	1,310,599	(347,118)
Interest rate contracts	Receivable/payable for futures	Futures†	4,183	—
Credit contracts	Swap contracts, at value	Credit default swaps^	2,096,672	(1,417,409)
			$25,094,993	($24,563,724)

* Purchased options are included in the fund's investment.

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

^ Reflects cumulative appreciation/depreciation on swap contracts. Receivable/Payable for exchange cleared swaps, which represents margin, and swap contracts at value, which represents appreciaiton/depreciation on OTC swaps, are shown separately on Statements of assets and liabilities.

For financial reporting purposes, the portfolio does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The table below reflects certain portfolio's exposure to counterparties subject to an ISDA for OTC derivative transactions:

	Asset	Liability
Purchased options	$1,153,635	—
Written options		($629,680)
Forward foreign currency contracts	1,310,599	(347,118)
Inflation swaps	175,198	(247,779)
Totals	$2,639,432	($1,224,577)

38

Counterparty	Total market value of OTC derivatives	Collateral received by fund	Collateral pledge by fund	Net exposure
Barclays Bank PLC Wholesale	$207,667	—	—	$207,667
BNP Paribas SA	(99,512)	—	—	($99,512)
Goldman Sachs International	40,651	—	—	$40,651
HSBC Bank PLC	105,622	—	—	$105,622
Merrill Lynch International	(71,642)	—	—	($71,642)
Morgan Stanley	503,430	—	$358,541	861,971
Royal Bank of Scotland PLC	643,947	$580,000	—	$63,947
UBS AG London	84,692	5,344	—	$79,348
Totals	$1,414,855	$585,344	$358,541	$1,188,052

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2014:

Risk	Statement of operations location	Investments (purchased options)	Written options	Futures contracts	Swap contracts	Investments and foreign currency translations*	Total
Interest rate contracts	Net realized gain (loss)	($142,250)	$89,334	($130,171)	($1,052,749)	—	($1,235,836)
Foreign exchange contracts	Net realized gain (loss)	31,787	—	—	—	$2,569,724	2,601,511
Credit contracts	Net realized gain (loss)	—	—	—	(4,329)	—	(4,329)
Total		($110,463)	$89,334	($130,171)	($1,057,078)	$2,569,724	$1,361,346

* Realized gain/loss associated with forward foreign currency contracts is included in the caption Investments in unaffiliated issuers and foreign currency transactions on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2014:

Risk	Statement of operations location	Investments (purchased options)	Futures contracts	Written options	Swap contracts	Investments and translation of assets and liabilities in foreign currencies*	Total
Credit contracts	Change in unrealized appreciation (depreciation)	—	—	—	$121,382	—	$121,382
Foreign exchange contracts	Change in unrealized appreciation (depreciation)	—	—	($11,899)	—	$829,930	818,031
Interest rate contracts	Change in unrealized appreciation (depreciation)	($631,000)	$76,498	259,271	(2,144,902)	—	(2,440,133)
Total		($631,000)	$76,498	$247,372	($2,023,520)	$829,930	($1,500,720)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption Investments and translation of assets and liabilities in foreign currencies on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

39

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis of 0.850% of the first $500 million of the fund's average daily net assets; or, if net assets exceed $500 million, 0.830% of all the fund's average daily net assets. The Advisor has a subadvisory agreement with Standard Life Investments (Corporate Funds) Limited. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.50%, 2.25%, and 1.19% for Class A, Class C, and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. Prior to September 30, 2014, the Advisor contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.10% for Class R6 shares. The fee waivers and/or expense reimbursements will expire on September 30, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

For Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class specific expenses of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average net assets attributable to Class R6 shares (the Class Expense Waiver). The Class Expense Waiver expires on September 30, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time.

The Advisor has voluntarily agreed to waive a portion of its management fee and/or reimburse the fund, in order to limit the fund's expenses, excluding Rule 12b-1 fees, service fees, transfer agent fees, state registration fees, printing and postage, taxes, brokerage commissions, advisory fees, interest expense, acquired fund fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, to 0.25% of the fund's average daily net assets, on an annual basis. This voluntary arrangement may be amended or terminated at any time by the Advisor upon notice to the fund.

For the six months ended November 30, 2014, these expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$11,777	Class R6	$10,437
Class C	6,874	Class NAV	23,020
Class I	12,158	Total	$64,266

40

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2014 were equivalent to a net annual effective rate of 0.73% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2014 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to 0.30% and 1.00% for Class A shares and Class C shares, respectively, for distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,496 for the six months ended November 30, 2014. Of this amount, $787 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $2,709 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2014, there were no CDSCs received by the Distributor for Class A shares and Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2014 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$2,546	$1,069	$10,427	$825
Class C	477	59	6,860	14
Class I	—	2,419	10,515	318
Class R6	—	9	10,158	247
Total	$3,023	$3,556	$37,960	$1,404

41

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2014 and for the year ended May 31, 2014 were as follows:

		Six months ended 11-30-14		Year ended 5-31-14[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	72,328	$726,882	262,569	$2,644,441
Repurchased	(164,662)	(1,650,479)	(87,793)	(883,016)
Net increase (decrease)	(92,334)	($923,597)	174,776	$1,761,425
Class C shares[2]
Sold	12,811	$129,806	—	—
Net increase	12,811	$129,806	—	—
Class I shares
Sold	224,323	$2,258,622	460,400	$4,669,119
Repurchased	(524,124)	(5,265,024)	(48,018)	(482,923)
Net increase (decrease)	(299,801)	($3,006,402)	412,382	$4,186,196
Class R6 Shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class NAV shares
Sold	—	—	10,144,521	$101,449,036
Repurchased	—	—	(247,199)	(2,462,284)
Net increase	—	—	9,897,322	$98,986,752
Total net increase (decrease)	(379,324)	($3,800,193)	10,494,480	$105,034,373

1 Period from 7-16-13 (commencement of operations) to 5-31-14.

2 The inception date for Class C shares is 6-27-14.

There were no fund share transactions for Class R6 and Class NAV for the six months ended November 30, 2014.

Affiliates of the fund owned 12%, 77%, 9%, 100%, and 100% of shares of beneficial interest of Class A, Class C, Class I, Class R6, and Class NAV, respectively, on November 30, 2014.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $11,802,514 and $5,476,080, respectively, for the six months ended November 30, 2014.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At November 30, 2014, funds within the John Hancock group of funds complex held 97.8% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Lifestyle Growth Trust	37.60%
John Hancock Lifestyle Balanced Trust	35.08%
John Hancock Lifestyle Moderate Trust	13.66%
John Hancock Lifestyle Consrvative Trust	11.47%

.

42

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Standard Life Investments (Corporate Funds) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

43

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Growth Equity

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

INCOME FUNDS (continued)

Massachusetts Tax-Free Income

Money Market

New York Tax-Free Income

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION PORTFOLIOS

Income Allocation

Lifestyle Aggressive

Lifestyle Balanced

Lifestyle Conservative

Lifestyle Growth

Lifestyle Moderate

Retirement Choices (2010-2055)

Retirement Living (2010-2055)

Retirement Living II (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objective, risks, charges, and expenses are included in the prospectuses and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Conservative Absolute Return Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF209435	427SA 11/14 1/15

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)           Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: January 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: January 15, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 15, 2015